UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑08104
Touchstone Funds Group Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant’s telephone number, including area code: 800‑638‑8194
Date of fiscal year end: September 30
Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.

Touchstone Active Bond Fund CLASS A - TOBAX

Touchstone Active Bond Fund CLASS C - TODCX

Touchstone Active Bond Fund CLASS Y - TOBYX

Touchstone Active Bond Fund INSTITUTIONAL CLASS - TOBIX

Touchstone Ares Credit Opportunities Fund CLASS A - TMARX

Touchstone Ares Credit Opportunities Fund CLASS C - TMACX

Touchstone Ares Credit Opportunities Fund CLASS Y - TMAYX

Touchstone Ares Credit Opportunities Fund INSTITUTIONAL CLASS - TARBX

Touchstone Ares Credit Opportunities Fund CLASS R6 - TARSX

Touchstone Dividend Equity Fund CLASS A - TQCAX

Touchstone Dividend Equity Fund CLASS C - TQCCX

Touchstone Dividend Equity Fund CLASS Y - TQCYX

Touchstone Dividend Equity Fund INSTITUTIONAL CLASS - TQCIX

Touchstone Dividend Equity Fund CLASS R6 - TQCRX

Touchstone High Yield Fund CLASS A - THYAX

Touchstone High Yield Fund CLASS C - THYCX

Touchstone High Yield Fund CLASS Y - THYYX

Touchstone High Yield Fund INSTITUTIONAL CLASS - THIYX

Touchstone Mid Cap Fund CLASS A - TMAPX

Touchstone Mid Cap Fund CLASS C - TMCJX

Touchstone Mid Cap Fund CLASS Y - TMCPX

Touchstone Mid Cap Fund CLASS Z - TMCTX

Touchstone Mid Cap Fund INSTITUTIONAL CLASS - TMPIX

Touchstone Mid Cap Fund CLASS R6 - TMPRX

Touchstone Mid Cap Value Fund CLASS A - TCVAX

Touchstone Mid Cap Value Fund CLASS C - TMFCX

Touchstone Mid Cap Value Fund CLASS Y - TCVYX

Touchstone Mid Cap Value Fund INSTITUTIONAL CLASS - TCVIX

Touchstone Sands Capital International Growth Equity Fund CLASS A - TPYAX

Touchstone Sands Capital International Growth Equity Fund CLASS C - TPYCX

Touchstone Sands Capital International Growth Equity Fund CLASS Y - TPYYX

Touchstone Sands Capital International Growth Equity Fund INSTITUTIONAL CLASS - TPYIX

Touchstone Sands Capital International Growth Equity Fund CLASS R6 - TPYRX

Touchstone Sands Capital Select Growth Fund CLASS A - TSNAX

Touchstone Sands Capital Select Growth Fund CLASS C - TSNCX

Touchstone Sands Capital Select Growth Fund CLASS Y - CFSIX

Touchstone Sands Capital Select Growth Fund CLASS Z - PTSGX

Touchstone Sands Capital Select Growth Fund INSTITUTIONAL CLASS - CISGX

Touchstone Sands Capital Select Growth Fund CLASS R6 - TSNRX

Touchstone Small Cap Fund CLASS A - TSFAX

Touchstone Small Cap Fund CLASS C - TSFCX

Touchstone Small Cap Fund CLASS Y - TSFYX

Touchstone Small Cap Fund INSTITUTIONAL CLASS - TSFIX

Touchstone Small Cap Value Fund CLASS A - TVOAX

Touchstone Small Cap Value Fund CLASS C - TVOCX

Touchstone Small Cap Value Fund CLASS Y - TVOYX

Touchstone Small Cap Value Fund INSTITUTIONAL CLASS - TVOIX

Touchstone Ultra Short Duration Fixed Income Fund CLASS A - TSDAX

Touchstone Ultra Short Duration Fixed Income Fund CLASS C - TSDCX

Touchstone Ultra Short Duration Fixed Income Fund CLASS S - SSSGX

Touchstone Ultra Short Duration Fixed Income Fund CLASS Y - TSYYX

Touchstone Ultra Short Duration Fixed Income Fund CLASS Z - TSDOX

Touchstone Ultra Short Duration Fixed Income Fund INSTITUTIONAL CLASS - TSDIX

Touchstone US Quality Bond Fund CLASS A - TCPAX

Touchstone US Quality Bond Fund CLASS C - TCPCX

Touchstone US Quality Bond Fund CLASS Y - TCPYX

Touchstone US Quality Bond Fund INSTITUTIONAL CLASS - TCPNX

Touchstone US Quality Bond Fund CLASS R6 - TIMPX

Touchstone Active Bond Fund CLASS A | TOBAX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$42	0.83%
Key Fund Statistics

Fund net assets	$276,368,085

Total number of portfolio holdings	539

Portfolio turnover rate	118%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	52.4%

U.S. Treasury Obligations	25.3%

Non‑Agency Collateralized Mortgage Obligations	7.0%

Commercial Mortgage-Backed Securities	4.1%

U.S. Government Mortgage-Backed Obligations	3.5%

Agency Collateralized Mortgage Obligations	3.3%

Asset-Backed Securities	2.5%

Sovereign Government Obligations	0.5%

Short-Term Investment Funds	1.2%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	35.3%

AA/Aa	14.1%

A/A	19.8%

BBB/Baa	24.2%

BB/Ba	1.9%

B/B	1.4%

Not Rated	3.3%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TOBAX‑2603	1

Touchstone Active Bond Fund CLASS C | TODCX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$75	1.50%
Key Fund Statistics

Fund net assets	$276,368,085

Total number of portfolio holdings	539

Portfolio turnover rate	118%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	52.4%

U.S. Treasury Obligations	25.3%

Non‑Agency Collateralized Mortgage Obligations	7.0%

Commercial Mortgage-Backed Securities	4.1%

U.S. Government Mortgage-Backed Obligations	3.5%

Agency Collateralized Mortgage Obligations	3.3%

Asset-Backed Securities	2.5%

Sovereign Government Obligations	0.5%

Short-Term Investment Funds	1.2%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	35.3%

AA/Aa	14.1%

A/A	19.8%

BBB/Baa	24.2%

BB/Ba	1.9%

B/B	1.4%

Not Rated	3.3%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TODCX‑2603	1

Touchstone Active Bond Fund CLASS Y | TOBYX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$29	0.58%
Key Fund Statistics

Fund net assets	$276,368,085

Total number of portfolio holdings	539

Portfolio turnover rate	118%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	52.4%

U.S. Treasury Obligations	25.3%

Non‑Agency Collateralized Mortgage Obligations	7.0%

Commercial Mortgage-Backed Securities	4.1%

U.S. Government Mortgage-Backed Obligations	3.5%

Agency Collateralized Mortgage Obligations	3.3%

Asset-Backed Securities	2.5%

Sovereign Government Obligations	0.5%

Short-Term Investment Funds	1.2%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	35.3%

AA/Aa	14.1%

A/A	19.8%

BBB/Baa	24.2%

BB/Ba	1.9%

B/B	1.4%

Not Rated	3.3%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TOBYX‑2603	1

Touchstone Active Bond Fund INSTITUTIONAL CLASS | TOBIX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$25	0.50%
Key Fund Statistics

Fund net assets	$276,368,085

Total number of portfolio holdings	539

Portfolio turnover rate	118%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	52.4%

U.S. Treasury Obligations	25.3%

Non‑Agency Collateralized Mortgage Obligations	7.0%

Commercial Mortgage-Backed Securities	4.1%

U.S. Government Mortgage-Backed Obligations	3.5%

Agency Collateralized Mortgage Obligations	3.3%

Asset-Backed Securities	2.5%

Sovereign Government Obligations	0.5%

Short-Term Investment Funds	1.2%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	35.3%

AA/Aa	14.1%

A/A	19.8%

BBB/Baa	24.2%

BB/Ba	1.9%

B/B	1.4%

Not Rated	3.3%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TOBIX‑2603	1

Touchstone Ares Credit Opportunities Fund CLASS A | TMARX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$49	0.99%
Key Fund Statistics

Fund net assets	$904,014,750

Total number of portfolio holdings	458

Portfolio turnover rate	24%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	81.9%

Bank Loans	8.5%

Asset-Backed Securities	3.8%

Common Stocks	2.3%

Investment Funds	0.4%

Warrants	0.3%

Purchased Options	0.0%

Short-Term Investment Funds	7.8%

Other Assets/Liabilities (Net)	(5.0)%

Written Options	0.0%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

BBB/Baa	7.6%

BB/Ba	40.2%

B/B	32.9%

CCC	9.8%

C or Lower	0.6%

Not Rated	8.9%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TMARX‑2603	1

Touchstone Ares Credit Opportunities Fund CLASS C | TMACX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$85	1.71%
Key Fund Statistics

Fund net assets	$904,014,750

Total number of portfolio holdings	458

Portfolio turnover rate	24%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	81.9%

Bank Loans	8.5%

Asset-Backed Securities	3.8%

Common Stocks	2.3%

Investment Funds	0.4%

Warrants	0.3%

Purchased Options	0.0%

Short-Term Investment Funds	7.8%

Other Assets/Liabilities (Net)	(5.0)%

Written Options	0.0%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

BBB/Baa	7.6%

BB/Ba	40.2%

B/B	32.9%

CCC	9.8%

C or Lower	0.6%

Not Rated	8.9%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TMACX‑2603	1

Touchstone Ares Credit Opportunities Fund CLASS Y | TMAYX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$38	0.76%
Key Fund Statistics

Fund net assets	$904,014,750

Total number of portfolio holdings	458

Portfolio turnover rate	24%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	81.9%

Bank Loans	8.5%

Asset-Backed Securities	3.8%

Common Stocks	2.3%

Investment Funds	0.4%

Warrants	0.3%

Purchased Options	0.0%

Short-Term Investment Funds	7.8%

Other Assets/Liabilities (Net)	(5.0)%

Written Options	0.0%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

BBB/Baa	7.6%

BB/Ba	40.2%

B/B	32.9%

CCC	9.8%

C or Lower	0.6%

Not Rated	8.9%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TMAYX‑2603	1

Touchstone Ares Credit Opportunities Fund INSTITUTIONAL CLASS | TARBX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$32	0.65%
Key Fund Statistics

Fund net assets	$904,014,750

Total number of portfolio holdings	458

Portfolio turnover rate	24%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	81.9%

Bank Loans	8.5%

Asset-Backed Securities	3.8%

Common Stocks	2.3%

Investment Funds	0.4%

Warrants	0.3%

Purchased Options	0.0%

Short-Term Investment Funds	7.8%

Other Assets/Liabilities (Net)	(5.0)%

Written Options	0.0%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

BBB/Baa	7.6%

BB/Ba	40.2%

B/B	32.9%

CCC	9.8%

C or Lower	0.6%

Not Rated	8.9%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TARBX‑2603	1

Touchstone Ares Credit Opportunities Fund CLASS R6 | TARSX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$29	0.58%
Key Fund Statistics

Fund net assets	$904,014,750

Total number of portfolio holdings	458

Portfolio turnover rate	24%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	81.9%

Bank Loans	8.5%

Asset-Backed Securities	3.8%

Common Stocks	2.3%

Investment Funds	0.4%

Warrants	0.3%

Purchased Options	0.0%

Short-Term Investment Funds	7.8%

Other Assets/Liabilities (Net)	(5.0)%

Written Options	0.0%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

BBB/Baa	7.6%

BB/Ba	40.2%

B/B	32.9%

CCC	9.8%

C or Lower	0.6%

Not Rated	8.9%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TARSX‑2603	1

Touchstone Dividend Equity Fund CLASS A | TQCAX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$50	0.99%
Key Fund Statistics

Fund net assets	$2,292,109,109

Total number of portfolio holdings	92

Portfolio turnover rate	2%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	20.4%

Financials	14.9%

Health Care	12.5%

Industrials	9.7%

Communication Services	8.8%

Energy	7.4%

Consumer Staples	7.3%

Consumer Discretionary	6.2%

Utilities	4.9%

Materials	3.8%

Real Estate	3.4%

Short-Term Investment Fund	0.7%

Other Assets/Liabilities (Net)	(0.0)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TQCAX‑2603	1

Touchstone Dividend Equity Fund CLASS C | TQCCX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$85	1.69%
Key Fund Statistics

Fund net assets	$2,292,109,109

Total number of portfolio holdings	92

Portfolio turnover rate	2%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	20.4%

Financials	14.9%

Health Care	12.5%

Industrials	9.7%

Communication Services	8.8%

Energy	7.4%

Consumer Staples	7.3%

Consumer Discretionary	6.2%

Utilities	4.9%

Materials	3.8%

Real Estate	3.4%

Short-Term Investment Fund	0.7%

Other Assets/Liabilities (Net)	(0.0)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TQCCX‑2603	1

Touchstone Dividend Equity Fund CLASS Y | TQCYX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$38	0.75%
Key Fund Statistics

Fund net assets	$2,292,109,109

Total number of portfolio holdings	92

Portfolio turnover rate	2%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	20.4%

Financials	14.9%

Health Care	12.5%

Industrials	9.7%

Communication Services	8.8%

Energy	7.4%

Consumer Staples	7.3%

Consumer Discretionary	6.2%

Utilities	4.9%

Materials	3.8%

Real Estate	3.4%

Short-Term Investment Fund	0.7%

Other Assets/Liabilities (Net)	(0.0)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TQCYX‑2603	1

Touchstone Dividend Equity Fund INSTITUTIONAL CLASS | TQCIX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$33	0.65%
Key Fund Statistics

Fund net assets	$2,292,109,109

Total number of portfolio holdings	92

Portfolio turnover rate	2%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	20.4%

Financials	14.9%

Health Care	12.5%

Industrials	9.7%

Communication Services	8.8%

Energy	7.4%

Consumer Staples	7.3%

Consumer Discretionary	6.2%

Utilities	4.9%

Materials	3.8%

Real Estate	3.4%

Short-Term Investment Fund	0.7%

Other Assets/Liabilities (Net)	(0.0)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TQCIX‑2603	1

Touchstone Dividend Equity Fund CLASS R6 | TQCRX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$33	0.65%
Key Fund Statistics

Fund net assets	$2,292,109,109

Total number of portfolio holdings	92

Portfolio turnover rate	2%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	20.4%

Financials	14.9%

Health Care	12.5%

Industrials	9.7%

Communication Services	8.8%

Energy	7.4%

Consumer Staples	7.3%

Consumer Discretionary	6.2%

Utilities	4.9%

Materials	3.8%

Real Estate	3.4%

Short-Term Investment Fund	0.7%

Other Assets/Liabilities (Net)	(0.0)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TQCRX‑2603	1

Touchstone High Yield Fund CLASS A | THYAX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$51	1.02%
Key Fund Statistics

Fund net assets	$110,000,898

Total number of portfolio holdings	157

Portfolio turnover rate	32%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	94.7%

Bank Loans	1.8%

Common Stocks	0.1%

Short-Term Investment Funds	9.4%

Other Assets/Liabilities (Net)	(6.0)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

BBB/Baa	16.9%

BB/Ba	50.1%

B/B	27.8%

CCC	4.5%

Not Rated	0.7%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TFGT-SR-THYAX-2603	1

Touchstone High Yield Fund CLASS C | THYCX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$87	1.73%
Key Fund Statistics

Fund net assets	$110,000,898

Total number of portfolio holdings	157

Portfolio turnover rate	32%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	94.7%

Bank Loans	1.8%

Common Stocks	0.1%

Short-Term Investment Funds	9.4%

Other Assets/Liabilities (Net)	(6.0)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

BBB/Baa	16.9%

BB/Ba	50.1%

B/B	27.8%

CCC	4.5%

Not Rated	0.7%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑THYCX‑2603	1

Touchstone High Yield Fund CLASS Y | THYYX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$40	0.80%
Key Fund Statistics

Fund net assets	$110,000,898

Total number of portfolio holdings	157

Portfolio turnover rate	32%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	94.7%

Bank Loans	1.8%

Common Stocks	0.1%

Short-Term Investment Funds	9.4%

Other Assets/Liabilities (Net)	(6.0)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

BBB/Baa	16.9%

BB/Ba	50.1%

B/B	27.8%

CCC	4.5%

Not Rated	0.7%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑THYYX‑2603	1

Touchstone High Yield Fund INSTITUTIONAL CLASS | THIYX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$36	0.72%
Key Fund Statistics

Fund net assets	$110,000,898

Total number of portfolio holdings	157

Portfolio turnover rate	32%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	94.7%

Bank Loans	1.8%

Common Stocks	0.1%

Short-Term Investment Funds	9.4%

Other Assets/Liabilities (Net)	(6.0)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

BBB/Baa	16.9%

BB/Ba	50.1%

B/B	27.8%

CCC	4.5%

Not Rated	0.7%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑THIYX‑2603	1

Touchstone Mid Cap Fund CLASS A | TMAPX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$59	1.19%
Key Fund Statistics

Fund net assets	$4,375,178,065

Total number of portfolio holdings	33

Portfolio turnover rate	6%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	26.3%

Financials	14.6%

Consumer Discretionary	12.3%

Health Care	11.6%

Materials	11.1%

Information Technology	10.0%

Consumer Staples	8.9%

Real Estate	2.8%

Short-Term Investment Fund	2.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TMAPX‑2603	1

Touchstone Mid Cap Fund CLASS C | TMCJX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$96	1.95%
Key Fund Statistics

Fund net assets	$4,375,178,065

Total number of portfolio holdings	33

Portfolio turnover rate	6%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	26.3%

Financials	14.6%

Consumer Discretionary	12.3%

Health Care	11.6%

Materials	11.1%

Information Technology	10.0%

Consumer Staples	8.9%

Real Estate	2.8%

Short-Term Investment Fund	2.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TMCJX‑2603	1

Touchstone Mid Cap Fund CLASS Y | TMCPX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$46	0.94%
Key Fund Statistics

Fund net assets	$4,375,178,065

Total number of portfolio holdings	33

Portfolio turnover rate	6%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	26.3%

Financials	14.6%

Consumer Discretionary	12.3%

Health Care	11.6%

Materials	11.1%

Information Technology	10.0%

Consumer Staples	8.9%

Real Estate	2.8%

Short-Term Investment Fund	2.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TMCPX‑2603	1

Touchstone Mid Cap Fund CLASS Z | TMCTX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Z	$61	1.24%
Key Fund Statistics

Fund net assets	$4,375,178,065

Total number of portfolio holdings	33

Portfolio turnover rate	6%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	26.3%

Financials	14.6%

Consumer Discretionary	12.3%

Health Care	11.6%

Materials	11.1%

Information Technology	10.0%

Consumer Staples	8.9%

Real Estate	2.8%

Short-Term Investment Fund	2.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TMCTX‑2603	1

Touchstone Mid Cap Fund INSTITUTIONAL CLASS | TMPIX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$44	0.89%
Key Fund Statistics

Fund net assets	$4,375,178,065

Total number of portfolio holdings	33

Portfolio turnover rate	6%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	26.3%

Financials	14.6%

Consumer Discretionary	12.3%

Health Care	11.6%

Materials	11.1%

Information Technology	10.0%

Consumer Staples	8.9%

Real Estate	2.8%

Short-Term Investment Fund	2.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TMPIX‑2603	1

Touchstone Mid Cap Fund CLASS R6 | TMPRX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$40	0.82%
Key Fund Statistics

Fund net assets	$4,375,178,065

Total number of portfolio holdings	33

Portfolio turnover rate	6%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	26.3%

Financials	14.6%

Consumer Discretionary	12.3%

Health Care	11.6%

Materials	11.1%

Information Technology	10.0%

Consumer Staples	8.9%

Real Estate	2.8%

Short-Term Investment Fund	2.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TMPRX‑2603	1

Touchstone Mid Cap Value Fund CLASS A | TCVAX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$62	1.17%
Key Fund Statistics

Fund net assets	$563,661,967

Total number of portfolio holdings	73

Portfolio turnover rate	14%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	19.8%

Financials	15.7%

Information Technology	14.0%

Utilities	9.1%

Health Care	8.6%

Consumer Discretionary	8.3%

Energy	7.1%

Consumer Staples	6.5%

Materials	5.9%

Real Estate	4.5%

Exchange-Traded Fund	0.0%

Short-Term Investment Funds	2.4%

Other Assets/Liabilities (Net)	(1.9)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TCVAX‑2603	1

Touchstone Mid Cap Value Fund CLASS C | TMFCX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$101	1.92%
Key Fund Statistics

Fund net assets	$563,661,967

Total number of portfolio holdings	73

Portfolio turnover rate	14%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	19.8%

Financials	15.7%

Information Technology	14.0%

Utilities	9.1%

Health Care	8.6%

Consumer Discretionary	8.3%

Energy	7.1%

Consumer Staples	6.5%

Materials	5.9%

Real Estate	4.5%

Exchange-Traded Fund	0.0%

Short-Term Investment Funds	2.4%

Other Assets/Liabilities (Net)	(1.9)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TMFCX‑2603	1

Touchstone Mid Cap Value Fund CLASS Y | TCVYX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$49	0.94%
Key Fund Statistics

Fund net assets	$563,661,967

Total number of portfolio holdings	73

Portfolio turnover rate	14%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	19.8%

Financials	15.7%

Information Technology	14.0%

Utilities	9.1%

Health Care	8.6%

Consumer Discretionary	8.3%

Energy	7.1%

Consumer Staples	6.5%

Materials	5.9%

Real Estate	4.5%

Exchange-Traded Fund	0.0%

Short-Term Investment Funds	2.4%

Other Assets/Liabilities (Net)	(1.9)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TCVYX‑2603	1

Touchstone Mid Cap Value Fund INSTITUTIONAL CLASS | TCVIX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$44	0.84%
Key Fund Statistics

Fund net assets	$563,661,967

Total number of portfolio holdings	73

Portfolio turnover rate	14%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	19.8%

Financials	15.7%

Information Technology	14.0%

Utilities	9.1%

Health Care	8.6%

Consumer Discretionary	8.3%

Energy	7.1%

Consumer Staples	6.5%

Materials	5.9%

Real Estate	4.5%

Exchange-Traded Fund	0.0%

Short-Term Investment Funds	2.4%

Other Assets/Liabilities (Net)	(1.9)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TCVIX‑2603	1

Touchstone Sands Capital International Growth Equity Fund CLASS A | TPYAX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$53	1.17%
Key Fund Statistics

Fund net assets	$85,074,950

Total number of portfolio holdings	32

Portfolio turnover rate	13%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	29.0%

Consumer Discretionary	18.1%

Health Care	12.2%

Financials	11.5%

Industrials	11.1%

Communication Services	10.5%

Consumer Staples	6.4%

Short-Term Investment Fund	1.2%

Other Assets/Liabilities (Net)	0.0%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Switzerland	11.2%

Netherlands	11.1%

Taiwan	9.9%

Brazil	8.6%

Canada	7.8%

Japan	7.7%

United States	7.3%

Sweden	7.0%

India	6.6%

United Kingdom	4.0%

Italy	3.8%

Singapore	3.3%

Germany	3.2%

Other Countries	7.3%

Short-Term Investment Fund	1.2%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TPYAX‑2603	1

Touchstone Sands Capital International Growth Equity Fund CLASS C | TPYCX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$87	1.92%
Key Fund Statistics

Fund net assets	$85,074,950

Total number of portfolio holdings	32

Portfolio turnover rate	13%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	29.0%

Consumer Discretionary	18.1%

Health Care	12.2%

Financials	11.5%

Industrials	11.1%

Communication Services	10.5%

Consumer Staples	6.4%

Short-Term Investment Fund	1.2%

Other Assets/Liabilities (Net)	0.0%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Switzerland	11.2%

Netherlands	11.1%

Taiwan	9.9%

Brazil	8.6%

Canada	7.8%

Japan	7.7%

United States	7.3%

Sweden	7.0%

India	6.6%

United Kingdom	4.0%

Italy	3.8%

Singapore	3.3%

Germany	3.2%

Other Countries	7.3%

Short-Term Investment Fund	1.2%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TPYCX‑2603	1

Touchstone Sands Capital International Growth Equity Fund CLASS Y | TPYYX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$41	0.90%
Key Fund Statistics

Fund net assets	$85,074,950

Total number of portfolio holdings	32

Portfolio turnover rate	13%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	29.0%

Consumer Discretionary	18.1%

Health Care	12.2%

Financials	11.5%

Industrials	11.1%

Communication Services	10.5%

Consumer Staples	6.4%

Short-Term Investment Fund	1.2%

Other Assets/Liabilities (Net)	0.0%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Switzerland	11.2%

Netherlands	11.1%

Taiwan	9.9%

Brazil	8.6%

Canada	7.8%

Japan	7.7%

United States	7.3%

Sweden	7.0%

India	6.6%

United Kingdom	4.0%

Italy	3.8%

Singapore	3.3%

Germany	3.2%

Other Countries	7.3%

Short-Term Investment Fund	1.2%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TPYYX‑2603	1

Touchstone Sands Capital International Growth Equity Fund INSTITUTIONAL CLASS | TPYIX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$39	0.85%
Key Fund Statistics

Fund net assets	$85,074,950

Total number of portfolio holdings	32

Portfolio turnover rate	13%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	29.0%

Consumer Discretionary	18.1%

Health Care	12.2%

Financials	11.5%

Industrials	11.1%

Communication Services	10.5%

Consumer Staples	6.4%

Short-Term Investment Fund	1.2%

Other Assets/Liabilities (Net)	0.0%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Switzerland	11.2%

Netherlands	11.1%

Taiwan	9.9%

Brazil	8.6%

Canada	7.8%

Japan	7.7%

United States	7.3%

Sweden	7.0%

India	6.6%

United Kingdom	4.0%

Italy	3.8%

Singapore	3.3%

Germany	3.2%

Other Countries	7.3%

Short-Term Investment Fund	1.2%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TPYIX‑2603	1

Touchstone Sands Capital International Growth Equity Fund CLASS R6 | TPYRX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$36	0.78%
Key Fund Statistics

Fund net assets	$85,074,950

Total number of portfolio holdings	32

Portfolio turnover rate	13%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	29.0%

Consumer Discretionary	18.1%

Health Care	12.2%

Financials	11.5%

Industrials	11.1%

Communication Services	10.5%

Consumer Staples	6.4%

Short-Term Investment Fund	1.2%

Other Assets/Liabilities (Net)	0.0%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Switzerland	11.2%

Netherlands	11.1%

Taiwan	9.9%

Brazil	8.6%

Canada	7.8%

Japan	7.7%

United States	7.3%

Sweden	7.0%

India	6.6%

United Kingdom	4.0%

Italy	3.8%

Singapore	3.3%

Germany	3.2%

Other Countries	7.3%

Short-Term Investment Fund	1.2%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TPYRX‑2603	1

Touchstone Sands Capital Select Growth Fund CLASS A | TSNAX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$52	1.15%
Key Fund Statistics

Fund net assets	$1,903,912,454

Total number of portfolio holdings	29

Portfolio turnover rate	16%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	41.9%

Communication Services	19.3%

Consumer Discretionary	13.9%

Financials	10.8%

Industrials	6.6%

Health Care	0.7%

Short-Term Investment Fund	7.2%

Other Assets/Liabilities (Net)	(0.4)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TSNAX‑2603	1

Touchstone Sands Capital Select Growth Fund CLASS C | TSNCX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$79	1.75%
Key Fund Statistics

Fund net assets	$1,903,912,454

Total number of portfolio holdings	29

Portfolio turnover rate	16%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	41.9%

Communication Services	19.3%

Consumer Discretionary	13.9%

Financials	10.8%

Industrials	6.6%

Health Care	0.7%

Short-Term Investment Fund	7.2%

Other Assets/Liabilities (Net)	(0.4)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TSNCX‑2603	1

Touchstone Sands Capital Select Growth Fund CLASS Y | CFSIX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$39	0.86%
Key Fund Statistics

Fund net assets	$1,903,912,454

Total number of portfolio holdings	29

Portfolio turnover rate	16%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	41.9%

Communication Services	19.3%

Consumer Discretionary	13.9%

Financials	10.8%

Industrials	6.6%

Health Care	0.7%

Short-Term Investment Fund	7.2%

Other Assets/Liabilities (Net)	(0.4)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑CFSIX‑2603	1

Touchstone Sands Capital Select Growth Fund CLASS Z | PTSGX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Z	$52	1.15%
Key Fund Statistics

Fund net assets	$1,903,912,454

Total number of portfolio holdings	29

Portfolio turnover rate	16%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	41.9%

Communication Services	19.3%

Consumer Discretionary	13.9%

Financials	10.8%

Industrials	6.6%

Health Care	0.7%

Short-Term Investment Fund	7.2%

Other Assets/Liabilities (Net)	(0.4)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑PTSGX‑2603	1

Touchstone Sands Capital Select Growth Fund INSTITUTIONAL CLASS | CISGX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$35	0.78%
Key Fund Statistics

Fund net assets	$1,903,912,454

Total number of portfolio holdings	29

Portfolio turnover rate	16%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	41.9%

Communication Services	19.3%

Consumer Discretionary	13.9%

Financials	10.8%

Industrials	6.6%

Health Care	0.7%

Short-Term Investment Fund	7.2%

Other Assets/Liabilities (Net)	(0.4)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑CISGX‑2603	1

Touchstone Sands Capital Select Growth Fund CLASS R6 | TSNRX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$30	0.67%
Key Fund Statistics

Fund net assets	$1,903,912,454

Total number of portfolio holdings	29

Portfolio turnover rate	16%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	41.9%

Communication Services	19.3%

Consumer Discretionary	13.9%

Financials	10.8%

Industrials	6.6%

Health Care	0.7%

Short-Term Investment Fund	7.2%

Other Assets/Liabilities (Net)	(0.4)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TFGT-SR-TSNRX-2603	1

Touchstone Small Cap Fund CLASS A | TSFAX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$63	1.26%
Key Fund Statistics

Fund net assets	$246,120,039

Total number of portfolio holdings	33

Portfolio turnover rate	8%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	24.8%

Financials	17.0%

Information Technology	16.9%

Consumer Discretionary	13.5%

Consumer Staples	7.6%

Materials	7.0%

Real Estate	5.3%

Health Care	3.6%

Short-Term Investment Fund	4.4%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TSFAX‑2603	1

Touchstone Small Cap Fund CLASS C | TSFCX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$98	1.96%
Key Fund Statistics

Fund net assets	$246,120,039

Total number of portfolio holdings	33

Portfolio turnover rate	8%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	24.8%

Financials	17.0%

Information Technology	16.9%

Consumer Discretionary	13.5%

Consumer Staples	7.6%

Materials	7.0%

Real Estate	5.3%

Health Care	3.6%

Short-Term Investment Fund	4.4%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TSFCX‑2603	1

Touchstone Small Cap Fund CLASS Y | TSFYX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$50	1.01%
Key Fund Statistics

Fund net assets	$246,120,039

Total number of portfolio holdings	33

Portfolio turnover rate	8%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	24.8%

Financials	17.0%

Information Technology	16.9%

Consumer Discretionary	13.5%

Consumer Staples	7.6%

Materials	7.0%

Real Estate	5.3%

Health Care	3.6%

Short-Term Investment Fund	4.4%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TSFYX‑2603	1

Touchstone Small Cap Fund INSTITUTIONAL CLASS | TSFIX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$46	0.93%
Key Fund Statistics

Fund net assets	$246,120,039

Total number of portfolio holdings	33

Portfolio turnover rate	8%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	24.8%

Financials	17.0%

Information Technology	16.9%

Consumer Discretionary	13.5%

Consumer Staples	7.6%

Materials	7.0%

Real Estate	5.3%

Health Care	3.6%

Short-Term Investment Fund	4.4%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TSFIX‑2603	1

Touchstone Small Cap Value Fund CLASS A | TVOAX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$71	1.35%
Key Fund Statistics

Fund net assets	$198,316,949

Total number of portfolio holdings	87

Portfolio turnover rate	8%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	25.0%

Industrials	21.2%

Information Technology	10.3%

Consumer Discretionary	9.1%

Real Estate	7.4%

Health Care	7.0%

Energy	5.5%

Materials	4.6%

Utilities	4.3%

Consumer Staples	2.5%

Exchange-Traded Fund	0.5%

Short-Term Investment Funds	3.9%

Other Assets/Liabilities (Net)	(1.3)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TVOAX‑2603	1

Touchstone Small Cap Value Fund CLASS C | TVOCX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$105	2.00%
Key Fund Statistics

Fund net assets	$198,316,949

Total number of portfolio holdings	87

Portfolio turnover rate	8%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	25.0%

Industrials	21.2%

Information Technology	10.3%

Consumer Discretionary	9.1%

Real Estate	7.4%

Health Care	7.0%

Energy	5.5%

Materials	4.6%

Utilities	4.3%

Consumer Staples	2.5%

Exchange-Traded Fund	0.5%

Short-Term Investment Funds	3.9%

Other Assets/Liabilities (Net)	(1.3)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TVOCX‑2603	1

Touchstone Small Cap Value Fund CLASS Y | TVOYX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$58	1.10%
Key Fund Statistics

Fund net assets	$198,316,949

Total number of portfolio holdings	87

Portfolio turnover rate	8%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	25.0%

Industrials	21.2%

Information Technology	10.3%

Consumer Discretionary	9.1%

Real Estate	7.4%

Health Care	7.0%

Energy	5.5%

Materials	4.6%

Utilities	4.3%

Consumer Staples	2.5%

Exchange-Traded Fund	0.5%

Short-Term Investment Funds	3.9%

Other Assets/Liabilities (Net)	(1.3)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TVOYX‑2603	1

Touchstone Small Cap Value Fund INSTITUTIONAL CLASS | TVOIX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$49	0.94%
Key Fund Statistics

Fund net assets	$198,316,949

Total number of portfolio holdings	87

Portfolio turnover rate	8%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	25.0%

Industrials	21.2%

Information Technology	10.3%

Consumer Discretionary	9.1%

Real Estate	7.4%

Health Care	7.0%

Energy	5.5%

Materials	4.6%

Utilities	4.3%

Consumer Staples	2.5%

Exchange-Traded Fund	0.5%

Short-Term Investment Funds	3.9%

Other Assets/Liabilities (Net)	(1.3)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TVOIX‑2603	1

Touchstone Ultra Short Duration Fixed Income Fund CLASS A | TSDAX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$33	0.65%
Key Fund Statistics

Fund net assets	$1,021,641,670

Total number of portfolio holdings	288

Portfolio turnover rate	45%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	33.5%

Asset-Backed Securities	32.0%

Commercial Mortgage-Backed Securities	20.3%

Non‑Agency Collateralized Mortgage Obligations	7.4%

Commercial Paper	3.7%

U.S. Treasury Obligations	1.6%

Municipal Bonds	0.4%

U.S. Government Mortgage-Backed Obligations	0.3%

Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.0%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	42.6%

AA/Aa	10.1%

A/A	17.1%

BBB/Baa	28.5%

BB/Ba	1.0%

Not Rated	0.7%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TSDAX‑2603	1

Touchstone Ultra Short Duration Fixed Income Fund CLASS C | TSDCX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$57	1.14%
Key Fund Statistics

Fund net assets	$1,021,641,670

Total number of portfolio holdings	288

Portfolio turnover rate	45%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	33.5%

Asset-Backed Securities	32.0%

Commercial Mortgage-Backed Securities	20.3%

Non‑Agency Collateralized Mortgage Obligations	7.4%

Commercial Paper	3.7%

U.S. Treasury Obligations	1.6%

Municipal Bonds	0.4%

U.S. Government Mortgage-Backed Obligations	0.3%

Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.0%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	42.6%

AA/Aa	10.1%

A/A	17.1%

BBB/Baa	28.5%

BB/Ba	1.0%

Not Rated	0.7%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TSDCX‑2603	1

Touchstone Ultra Short Duration Fixed Income Fund CLASS S | SSSGX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class S	$45	0.90%
Key Fund Statistics

Fund net assets	$1,021,641,670

Total number of portfolio holdings	288

Portfolio turnover rate	45%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	33.5%

Asset-Backed Securities	32.0%

Commercial Mortgage-Backed Securities	20.3%

Non‑Agency Collateralized Mortgage Obligations	7.4%

Commercial Paper	3.7%

U.S. Treasury Obligations	1.6%

Municipal Bonds	0.4%

U.S. Government Mortgage-Backed Obligations	0.3%

Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.0%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	42.6%

AA/Aa	10.1%

A/A	17.1%

BBB/Baa	28.5%

BB/Ba	1.0%

Not Rated	0.7%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑SSSGX‑2603	1

Touchstone Ultra Short Duration Fixed Income Fund CLASS Y | TSYYX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$20	0.40%
Key Fund Statistics

Fund net assets	$1,021,641,670

Total number of portfolio holdings	288

Portfolio turnover rate	45%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	33.5%

Asset-Backed Securities	32.0%

Commercial Mortgage-Backed Securities	20.3%

Non‑Agency Collateralized Mortgage Obligations	7.4%

Commercial Paper	3.7%

U.S. Treasury Obligations	1.6%

Municipal Bonds	0.4%

U.S. Government Mortgage-Backed Obligations	0.3%

Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.0%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	42.6%

AA/Aa	10.1%

A/A	17.1%

BBB/Baa	28.5%

BB/Ba	1.0%

Not Rated	0.7%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TSYYX‑2603	1

Touchstone Ultra Short Duration Fixed Income Fund CLASS Z | TSDOX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Z	$33	0.65%
Key Fund Statistics

Fund net assets	$1,021,641,670

Total number of portfolio holdings	288

Portfolio turnover rate	45%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	33.5%

Asset-Backed Securities	32.0%

Commercial Mortgage-Backed Securities	20.3%

Non‑Agency Collateralized Mortgage Obligations	7.4%

Commercial Paper	3.7%

U.S. Treasury Obligations	1.6%

Municipal Bonds	0.4%

U.S. Government Mortgage-Backed Obligations	0.3%

Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.0%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	42.6%

AA/Aa	10.1%

A/A	17.1%

BBB/Baa	28.5%

BB/Ba	1.0%

Not Rated	0.7%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TSDOX‑2603	1

Touchstone Ultra Short Duration Fixed Income Fund INSTITUTIONAL CLASS | TSDIX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$18	0.35%
Key Fund Statistics

Fund net assets	$1,021,641,670

Total number of portfolio holdings	288

Portfolio turnover rate	45%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	33.5%

Asset-Backed Securities	32.0%

Commercial Mortgage-Backed Securities	20.3%

Non‑Agency Collateralized Mortgage Obligations	7.4%

Commercial Paper	3.7%

U.S. Treasury Obligations	1.6%

Municipal Bonds	0.4%

U.S. Government Mortgage-Backed Obligations	0.3%

Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.0%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	42.6%

AA/Aa	10.1%

A/A	17.1%

BBB/Baa	28.5%

BB/Ba	1.0%

Not Rated	0.7%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TSDIX‑2603	1

Touchstone US Quality Bond Fund CLASS A | TCPAX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$38	0.76%
Key Fund Statistics

Fund net assets	$575,381,889

Total number of portfolio holdings	247

Portfolio turnover rate	10%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	23.5%

U.S. Government Agency Obligations	22.4%

U.S. Treasury Obligations	12.5%

Agency Collateralized Mortgage Obligations	12.0%

U.S. Government Mortgage-Backed Obligations	11.3%

Asset-Backed Securities	7.8%

Municipal Bonds	5.1%

Commercial Mortgage-Backed Securities	4.5%

Non‑Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.1%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	20.4%

AA/Aa	64.3%

A/A	8.2%

BBB/Baa	6.8%

BB/Ba	0.3%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TCPAX‑2603	1

Touchstone US Quality Bond Fund CLASS C | TCPCX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$73	1.45%
Key Fund Statistics

Fund net assets	$575,381,889

Total number of portfolio holdings	247

Portfolio turnover rate	10%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	23.5%

U.S. Government Agency Obligations	22.4%

U.S. Treasury Obligations	12.5%

Agency Collateralized Mortgage Obligations	12.0%

U.S. Government Mortgage-Backed Obligations	11.3%

Asset-Backed Securities	7.8%

Municipal Bonds	5.1%

Commercial Mortgage-Backed Securities	4.5%

Non‑Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.1%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	20.4%

AA/Aa	64.3%

A/A	8.2%

BBB/Baa	6.8%

BB/Ba	0.3%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TCPCX‑2603	1

Touchstone US Quality Bond Fund CLASS Y | TCPYX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$25	0.50%
Key Fund Statistics

Fund net assets	$575,381,889

Total number of portfolio holdings	247

Portfolio turnover rate	10%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	23.5%

U.S. Government Agency Obligations	22.4%

U.S. Treasury Obligations	12.5%

Agency Collateralized Mortgage Obligations	12.0%

U.S. Government Mortgage-Backed Obligations	11.3%

Asset-Backed Securities	7.8%

Municipal Bonds	5.1%

Commercial Mortgage-Backed Securities	4.5%

Non‑Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.1%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	20.4%

AA/Aa	64.3%

A/A	8.2%

BBB/Baa	6.8%

BB/Ba	0.3%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TCPYX‑2603	1

Touchstone US Quality Bond Fund INSTITUTIONAL CLASS | TCPNX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$21	0.41%
Key Fund Statistics

Fund net assets	$575,381,889

Total number of portfolio holdings	247

Portfolio turnover rate	10%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	23.5%

U.S. Government Agency Obligations	22.4%

U.S. Treasury Obligations	12.5%

Agency Collateralized Mortgage Obligations	12.0%

U.S. Government Mortgage-Backed Obligations	11.3%

Asset-Backed Securities	7.8%

Municipal Bonds	5.1%

Commercial Mortgage-Backed Securities	4.5%

Non‑Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.1%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	20.4%

AA/Aa	64.3%

A/A	8.2%

BBB/Baa	6.8%

BB/Ba	0.3%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TCPNX‑2603	1

Touchstone US Quality Bond Fund CLASS R6 | TIMPX SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$19	0.37%
Key Fund Statistics

Fund net assets	$575,381,889

Total number of portfolio holdings	247

Portfolio turnover rate	10%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	23.5%

U.S. Government Agency Obligations	22.4%

U.S. Treasury Obligations	12.5%

Agency Collateralized Mortgage Obligations	12.0%

U.S. Government Mortgage-Backed Obligations	11.3%

Asset-Backed Securities	7.8%

Municipal Bonds	5.1%

Commercial Mortgage-Backed Securities	4.5%

Non‑Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.1%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	20.4%

AA/Aa	64.3%

A/A	8.2%

BBB/Baa	6.8%

BB/Ba	0.3%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TFGT‑SR‑TIMPX‑2603	1

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

March 31, 2026 (Unaudited)
Semi-Annual
Financial Statements
Touchstone Funds Group Trust
Touchstone Active Bond Fund
Touchstone Ares Credit Opportunities Fund
Touchstone Dividend Equity Fund
Touchstone High Yield Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Sands Capital International Growth Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Ultra Short Duration Fixed Income Fund
Touchstone US Quality Bond Fund

Page
Portfolios of Investments:
Touchstone Active Bond Fund	3-10
Touchstone Ares Credit Opportunities Fund	11-19
Touchstone Dividend Equity Fund	20-21
Touchstone High Yield Fund	22-24
Touchstone Mid Cap Fund	25
Touchstone Mid Cap Value Fund	26-27
Touchstone Sands Capital International Growth Equity Fund	28-29
Touchstone Sands Capital Select Growth Fund	30
Touchstone Small Cap Fund	31
Touchstone Small Cap Value Fund	32-33
Touchstone Ultra Short Duration Fixed Income Fund	34-39
Touchstone US Quality Bond Fund	40-44
Statements of Assets and Liabilities	46-49
Statements of Operations	50-51
Statements of Changes in Net Assets	52-55
Statements of Changes in Net Assets - Capital Stock Activity	56-61
Financial Highlights	62-73
Notes to Financial Statements	74-92
Other Items	93-98
This report identifies the Funds' investments on March 31, 2026. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Active Bond Fund – March 31, 2026 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 52.4%
	Financials — 15.8%
$ 1,596,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 4.750%, 1/15/33	$ 1,552,367
783,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 6.150%, 9/30/30	822,826
666,000	Aircastle Ltd. / Aircastle Ireland DAC, 144a, 5.000%, 9/15/30	664,403
40,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	40,179
101,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 6.852%, 8/15/53(A)	100,969
1,107,000	American Express Co., 5.282%, 7/27/29	1,127,103
40,000	Asurion LLC / Asurion Co-Issuer, Inc., 144a, 8.000%, 12/31/32	41,429
672,000	Bank of America Corp., 2.687%, 4/22/32	608,972
647,000	Bank of America Corp., 3.705%, 4/24/28	642,079
862,000	Bank of America Corp., 5.511%, 1/24/36	879,492
775,000	Bank of Montreal (Canada), 3.803%, 12/15/32	762,112
862,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	913,824
1,596,000	Bank of Nova Scotia (The) (Canada), 4.813%, 2/2/34	1,574,092
1,282,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,144,930
1,596,000	Barclays PLC (United Kingdom), 5.088%, 6/20/30	1,601,920
522,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	429,110
1,596,000	Chubb INA Holdings LLC, 4.900%, 8/15/35	1,572,067
1,505,000	Citigroup, Inc., 4.542%, 9/19/30	1,499,991
550,000	Citigroup, Inc., 6.174%, 5/25/34	569,541
37,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	38,337
26,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	25,256
17,000	CrossCountry Intermediate HoldCo LLC, 144a, 6.500%, 10/1/30	16,173
666,000	First Maryland Capital I, (TSFR3M + 1.262%), 4.934%, 1/15/27(A)	659,659
19,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	18,636
12,000	Freedom Mortgage Holdings LLC, 144a, 6.875%, 5/1/31	11,220
5,000	Freedom Mortgage Holdings LLC, 144a, 7.875%, 4/1/33	4,689
47,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	47,807
55,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	51,049
19,000	goeasy Ltd. (Canada), 144a, 6.875%, 5/15/30	15,683
13,000	goeasy Ltd. (Canada), 144a, 7.625%, 7/1/29	11,403
1,031,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	925,515
454,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	449,970
1,618,000	Goldman Sachs Group, Inc. (The), 4.516%, 1/21/32	1,593,560
585,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	578,180
1,134,000	HSBC Holdings PLC (United Kingdom), 4.675%, 3/10/32	1,118,452
1,596,000	Huntington Bancshares, Inc., 4.623%, 1/28/32	1,572,834
43,000	Jane Street Group / JSG Finance, Inc., 144a, 6.125%, 11/1/32	42,490
16,000	Jane Street Group / JSG Finance, Inc., 144a, 6.750%, 5/1/33	16,243
20,000	Jefferson Capital Holdings LLC, 144a, 8.250%, 5/15/30	20,807
1,083,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,009,106
831,000	JPMorgan Chase & Co., 3.509%, 1/23/29	817,524
774,000	JPMorgan Chase & Co., 4.946%, 10/22/35	765,603
1,047,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	1,084,693
774,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	733,412
1,271,000	Morgan Stanley, 2.484%, 9/16/36	1,093,743
1,619,000	Morgan Stanley, 4.493%, 1/16/32	1,592,543
10,000	Navient Corp., 4.875%, 3/15/28	9,438
26,000	Navient Corp., 5.000%, 3/15/27	25,414
10,000	Navient Corp., 7.875%, 6/15/32	8,912
802,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	790,248
Principal Amount		Market Value
	Corporate Bonds — 52.4% (Continued)
	Financials — 15.8% (Continued)
$ 1,022,292	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	$ 778,206
19,000	OneMain Finance Corp., 3.875%, 9/15/28	18,056
13,000	OneMain Finance Corp., 4.000%, 9/15/30	11,740
24,000	OneMain Finance Corp., 6.500%, 3/15/33	22,864
15,000	OneMain Finance Corp., 6.625%, 5/15/29	15,015
11,000	OneMain Finance Corp., 7.125%, 9/15/32	10,831
1,596,000	Pacific Life Global Funding II, 144a, 4.375%, 2/3/31	1,584,229
13,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	12,019
15,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	15,337
15,000	PennyMac Financial Services, Inc., 144a, 7.125%, 11/15/30	14,894
1,134,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.499%, 6/1/28(A)	1,118,710
10,000	PRA Group, Inc., 144a, 8.375%, 2/1/28	10,068
49,000	PRA Group, Inc., 144a, 8.875%, 1/31/30	49,491
16,000	Rocket Cos., Inc., 144a, 6.500%, 8/1/29	16,178
41,000	Rocket Cos., Inc., 144a, 7.125%, 2/1/32	42,251
940,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	951,898
47,000	SBL Holdings, Inc., 144a, 9.508%(B)	45,830
1,548,000	State Street Corp., (TSFR3M + 1.262%), 4.936%, 6/15/47(A)	1,343,526
1,614,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	1,077,862
1,625,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.584%, 5/15/27(A)	1,606,501
1,214,000	UBS Group AG (Switzerland), 144a, 4.588%, 8/10/32	1,192,936
684,000	US Bancorp, 4.967%, 7/22/33	676,547
1,338,000	Wells Fargo & Co., 4.960%, 1/23/37	1,304,406
		43,615,400
	Consumer Discretionary — 5.2%
1,534,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,327,866
59,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	57,128
42,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	41,740
316,000	Amazon.com, Inc., 5.800%, 3/13/56	316,795
506,000	Amazon.com, Inc., 5.950%, 3/13/66	508,715
19,872	American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 144a, 5.750%, 4/20/29†	19,763
5,000	American Axle & Manufacturing, Inc., 144a, 6.375%, 10/15/32	4,930
5,000	American Axle & Manufacturing, Inc., 144a, 7.750%, 10/15/33	4,841
21,000	Beazer Homes USA, Inc., 7.250%, 10/15/29	20,904
15,000	Beazer Homes USA, Inc., 144a, 7.500%, 3/15/31	14,726
72,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	69,702
1,026,000	BMW US Capital LLC (Germany), 144a, 4.500%, 8/11/30	1,014,459
10,000	Carnival Corp., 144a, 5.125%, 5/1/29	9,914
75,000	Carnival Corp., 144a, 5.750%, 8/1/32	74,980
70,000	Carnival Corp., 144a, 5.875%, 6/15/31	70,863
10,000	Carnival Corp., 144a, 6.125%, 2/15/33†	10,101
52,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	49,306
28,000	Century Communities, Inc., 144a, 6.625%, 9/15/33	27,412
8,000	Champ Acquisition Corp., 144a, 8.375%, 12/1/31	8,383
150,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	148,243
5,000	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 144a, 6.125%, 4/15/31	4,946
5,000	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 144a, 6.375%, 4/15/34	4,867
28,000	Discovery Global Holdings, Inc., 5.050%, 3/15/42	18,535

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 52.4% (Continued)
	Consumer Discretionary — 5.2% (Continued)
$ 1,118,000	Ferguson Enterprises, Inc., 4.350%, 3/15/31	$ 1,099,515
866,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	777,004
724,000	Gildan Activewear, Inc. (Canada), 144a, 4.700%, 10/7/30	716,397
608,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	593,016
23,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	20,161
48,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	46,436
11,000	Group 1 Automotive, Inc., 144a, 6.375%, 1/15/30†	11,069
52,000	HNI Corp., 144a, 5.125%, 1/18/29	49,754
481,000	Home Depot, Inc. (The), 5.950%, 4/1/41	506,933
847,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	862,449
48,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	48,633
38,000	Light & Wonder International, Inc., 144a, 6.250%, 10/1/33	37,228
28,000	Lithia Motors, Inc., 144a, 5.500%, 10/1/30	27,363
802,000	Lowe's Cos., Inc., 4.500%, 4/15/30	802,064
842,000	Mattel, Inc., 5.450%, 11/1/41	762,582
1,238,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,205,341
25,000	Michaels Cos., Inc. (The), 144a, 8.500%, 3/15/33	24,338
10,000	NCL Corp. Ltd., 144a, 5.875%, 1/15/31	9,657
5,000	NCL Corp. Ltd., 144a, 6.250%, 9/15/33	4,827
21,000	NCL Corp. Ltd., 144a, 6.750%, 2/1/32	20,819
28,000	Newell Brands, Inc., 6.375%, 9/15/27	28,133
15,000	Newell Brands, Inc., 6.625%, 5/15/32	14,337
13,000	Newell Brands, Inc., 144a, 8.500%, 6/1/28	13,415
24,000	Nissan Motor Acceptance Co. LLC, 144a, 6.125%, 9/30/30	23,008
1,374,000	Polaris, Inc., 5.600%, 3/1/31	1,361,870
59,000	QXO Building Products, Inc., 144a, 6.750%, 4/30/32	59,985
76,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	75,689
29,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	27,059
26,000	Taylor Morrison Communities, Inc., 144a, 5.125%, 8/1/30	25,683
9,000	Taylor Morrison Communities, Inc., 144a, 5.750%, 11/15/32	9,002
1,116,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	1,094,176
46,000	Upbound Group, Inc., 144a, 6.375%, 2/15/29	44,570
67,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	69,559
43,000	Wabash National Corp., 144a, 4.500%, 10/15/28	37,650
28,000	Whirlpool Corp., 6.500%, 6/15/33†	26,501
5,000	Winnebago Industries, Inc., 144a, 6.250%, 7/15/28	4,982
		14,370,324
	Health Care — 4.5%
692,000	AbbVie, Inc., 4.450%, 5/14/46	595,086
16,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	15,567
20,000	Acadia Healthcare Co., Inc., 144a, 5.500%, 7/1/28	19,853
26,000	Acadia Healthcare Co., Inc., 144a, 7.375%, 3/15/33†	26,644
20,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	19,038
19,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	18,203
777,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	578,769
1,596,000	Amgen, Inc., 2.300%, 2/25/31	1,440,957
902,000	Augusta SpinCo Corp., 4.656%, 3/23/31	897,585
29,000	Avantor Funding, Inc., 144a, 3.875%, 11/1/29	27,214
1,596,000	Cigna Group (The), 4.500%, 9/15/30†	1,590,869
723,000	CommonSpirit Health, 4.187%, 10/1/49	554,179
661,000	CVS Health Corp., 5.125%, 7/20/45	582,746
16,000	DaVita, Inc., 144a, 6.750%, 7/15/33	16,267
21,000	DaVita, Inc., 144a, 6.875%, 9/1/32	21,426
884,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	710,044
795,000	Elevance Health, Inc., 4.750%, 2/15/33	783,189
Principal Amount		Market Value
	Corporate Bonds — 52.4% (Continued)
	Health Care — 4.5% (Continued)
$ 47,000	Global Medical Response, Inc., 144a, 7.375%, 10/1/32	$ 48,807
1,026,000	HCA, Inc., 5.500%, 3/1/32	1,052,223
1,543,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	1,492,432
24,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	20,739
41,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	39,630
11,000	Molina Healthcare, Inc., 144a, 6.250%, 1/15/33†	10,635
15,000	Molina Healthcare, Inc., 144a, 6.500%, 2/15/31	14,742
46,000	National Mentor Holdings, Inc., 144a, 10.500%, 12/15/30	47,486
22,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	21,196
58,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	57,169
21,000	Select Medical Corp., 144a, 6.250%, 12/1/32†	19,909
91,000	Tenet Healthcare Corp., 6.125%, 10/1/28	91,126
32,000	Tenet Healthcare Corp., 144a, 5.500%, 11/15/32	31,693
708,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	701,372
911,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	737,547
		12,284,342
	Consumer Staples — 4.3%
33,000	ACCO Brands Corp., 144a, 4.250%, 3/15/29	29,386
44,000	Albertsons Cos., Inc., 144a, 5.625%, 3/31/32	43,309
31,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	31,961
24,000	AMN Healthcare, Inc., 144a, 6.500%, 1/15/31	23,451
934,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	843,341
1,052,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	1,037,086
20,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.000%, 2/15/31	19,668
15,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30†	15,089
10,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.375%, 6/15/32†	9,946
938,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	900,217
966,000	Cargill, Inc., 144a, 4.760%, 11/23/45	856,731
1,617,000	Coca-Cola Co. (The), 2.500%, 3/15/51	952,510
1,094,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,104,452
982,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	794,821
5,000	Garda World Security Corp. (Canada), 144a, 6.500%, 1/15/31	5,068
1,020,000	Global Payments, Inc., 5.200%, 11/15/32	990,027
14,000	Herc Holdings, Inc., 144a, 5.750%, 3/15/31	13,780
14,000	Herc Holdings, Inc., 144a, 6.000%, 3/15/34	13,530
15,000	Herc Holdings, Inc., 144a, 6.625%, 6/15/29	15,242
21,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	21,532
32,000	Industrial F&B Investments III, Inc., 144a, 7.750%, 2/11/33	32,145
35,000	Ingles Markets, Inc., 144a, 4.000%, 6/15/31	32,625
200,000	Kaspi.KZ JSC (Kazakhstan), 144a, 6.250%, 3/26/30	200,926
536,000	Kroger Co. (The), 5.000%, 4/15/42	497,975
728,000	Mars, Inc., 144a, 5.200%, 3/1/35	735,407
42,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	42,067
1,149,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,180,101
25,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	23,999
23,000	Post Holdings, Inc., 144a, 6.500%, 3/15/36	22,515
22,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	19,413
25,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144a, 6.750%, 8/15/32	24,528
41,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	39,398

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 52.4% (Continued)
	Consumer Staples — 4.3% (Continued)
$ 568,000	Starbucks Corp., 3.350%, 3/12/50	$ 383,305
98,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	100,232
12,000	United Rentals North America, Inc., 144a, 5.375%, 11/15/33†	11,667
41,000	Velocity Vehicle Group LLC, 144a, 8.000%, 6/1/29	38,282
48,000	VT Topco, Inc., 144a, 8.500%, 8/15/30†	48,861
686,000	Walmart, Inc., 4.500%, 9/9/52	592,333
		11,746,926
	Industrials — 4.2%
1,057,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	972,649
34,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	32,609
21,000	Amsted Industries, Inc., 144a, 6.375%, 3/15/33	21,102
44,000	Brundage-Bone Concrete Pumping Holdings, Inc., 144a, 7.500%, 2/1/32	44,443
853,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	886,882
64,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	62,088
1,074,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	789,569
20,000	Cascades, Inc. / Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	19,799
43,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	37,195
10,000	Clydesdale Acquisition Holdings, Inc., 144a, 6.750%, 4/15/32	9,474
8,000	Columbus McKinnon Corp., 144a, 7.125%, 2/1/33	7,958
925,000	Eaton Corp., 4.500%, 3/6/33	912,706
14,000	Esab Corp., 144a, 5.625%, 4/1/31	14,100
20,000	FTAI Aviation Investors LLC, 144a, 5.500%, 5/1/28	19,989
6,000	FTAI Aviation Investors LLC, 144a, 7.000%, 6/15/32	6,150
22,000	FTAI Aviation Investors LLC, 144a, 7.875%, 12/1/30	22,961
61,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	59,057
865,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	881,283
40,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	41,757
1,756,000	Martin Marietta Materials, Inc., 2.400%, 7/15/31	1,562,986
42,000	Mauser Packaging Solutions Holding Co., 144a, 7.875%, 4/15/30	41,874
42,000	Moog, Inc., 144a, 4.250%, 12/15/27	41,973
692,000	Norfolk Southern Corp., 4.837%, 10/1/41	637,329
37,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31†	35,249
19,000	Owens-Brockway Glass Container, Inc., 144a, 7.375%, 6/1/32	17,982
44,000	Roller Bearing Co. of America, Inc., 144a, 4.375%, 10/15/29	42,715
51,000	RXO, Inc., 144a, 6.375%, 5/15/31	48,921
33,000	Sensata Technologies, Inc., 144a, 3.750%, 2/15/31	30,517
26,000	Smyrna Ready Mix Concrete LLC, 144a, 8.875%, 11/15/31	26,795
18,000	Standard Building Solutions, Inc., 144a, 6.250%, 8/1/33	17,750
8,000	Standard Building Solutions, Inc., 144a, 6.500%, 8/15/32	8,002
21,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	18,818
63,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	61,511
28,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	29,123
12,000	Terex Corp., 144a, 5.000%, 5/15/29	11,822
40,000	Terex Corp., 144a, 6.250%, 10/15/32	40,144
1,949,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.649%, 2/15/42(A)	1,745,454
1,198,000	Timken Co. (The), 4.500%, 12/15/28	1,194,749
5,000	TransDigm, Inc., 144a, 6.250%, 1/31/34	5,053
26,000	TransDigm, Inc., 144a, 6.375%, 3/1/29†	26,398
39,000	TransDigm, Inc., 144a, 6.625%, 3/1/32	39,755
972,000	United Parcel Service, Inc., 5.950%, 5/14/55	980,241
Principal Amount		Market Value
	Corporate Bonds — 52.4% (Continued)
	Industrials — 4.2% (Continued)
$ 5,000	WESCO Distribution, Inc., 144a, 5.500%, 4/15/34	$ 4,935
15,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/29	15,258
9,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/33	9,149
15,000	WESCO Distribution, Inc., 144a, 6.625%, 3/15/32	15,345
55,000	XPO, Inc., 144a, 7.125%, 2/1/32	56,726
		11,608,345
	Energy — 4.0%
1,070,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,047,768
39,000	Bristow Group, Inc., 144a, 6.750%, 2/1/33	39,402
671,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	611,533
22,000	Crescent Energy Finance LLC, 144a, 7.625%, 4/1/32	22,323
41,000	CVR Energy, Inc., 144a, 7.500%, 2/15/31	41,306
1,054,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,141,614
9,000	Diamond Foreign Asset Co. / Diamond Finance LLC, 144a, 8.500%, 10/1/30	9,509
77,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	81,207
1,110,000	Energy Transfer LP, 6.300%, 1/15/56	1,095,525
29,000	Energy Transfer LP, 8.000%, 5/15/54	30,382
11,000	Energy Transfer LP, Ser G, 7.125%(B)	11,187
5,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.750%, 3/15/34	4,977
19,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	19,540
31,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	32,370
1,011,000	HF Sinclair Corp., 5.000%, 2/1/28	1,010,884
24,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	23,663
14,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	13,623
19,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	18,559
23,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 8.375%, 11/1/33	23,995
38,000	Kinetik Holdings LP, 144a, 5.875%, 6/15/30	38,137
65,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	66,877
544,607	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	487,354
988,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	982,381
660,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	764,552
6,000	Noble Finance II LLC, 144a, 8.000%, 4/15/30	6,193
887,000	Occidental Petroleum Corp., 7.950%, 6/15/39	1,035,481
100,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	79,250
100,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	70,125
30,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	30,973
55,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	55,395
5,000	Rockies Express Pipeline LLC, 144a, 4.800%, 5/15/30	4,794
15,000	Rockies Express Pipeline LLC, 144a, 7.500%, 7/15/38	15,662
1,242,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	1,097,782
50,000	SESI LLC, 144a, 7.875%, 9/30/30	50,992
36,000	SM Energy Co., 144a, 6.625%, 4/15/34	36,007
16,000	SM Energy Co., 144a, 6.750%, 8/1/29	16,243
26,000	SM Energy Co., 144a, 7.000%, 8/1/32	26,488
23,000	Sunoco LP, 144a, 5.875%, 3/15/34	22,740
40,000	Tidewater, Inc., 144a, 9.125%, 7/15/30	42,570
36,000	Valaris Ltd., 144a, 8.375%, 4/30/30	37,302
26,000	Venture Global LNG, Inc., 144a, 7.000%, 1/15/30	26,542
81,000	Venture Global LNG, Inc., 144a, 8.125%, 6/1/28	82,836

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 52.4% (Continued)
	Energy — 4.0% (Continued)
$ 64,000	Venture Global LNG, Inc., 144a, 9.000%(B)†	$ 63,706
15,000	Weatherford International Ltd., 144a, 6.750%, 10/15/33	15,316
827,000	Western Midstream Operating LP, 5.250%, 2/1/50	698,017
35,000	YPF SA (Argentina), 144a, 6.950%, 7/21/27	35,125
		11,168,207
	Communication Services — 3.8%
848,000	Alphabet, Inc., 5.500%, 2/15/46	842,016
1,135,000	AT&T, Inc., 3.800%, 12/1/57	768,371
536,000	AT&T, Inc., 4.500%, 5/15/35	508,410
88,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	80,142
21,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	21,063
45,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31†	45,706
113,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	107,038
602,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	555,955
673,000	Comcast Corp., 4.000%, 3/1/48	496,235
29,000	Directv Financing LLC, 144a, 8.875%, 2/1/30	28,865
49,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	50,003
65,000	GCI LLC, 144a, 4.750%, 10/15/28	62,543
35,000	Gen Digital, Inc., 144a, 6.750%, 9/30/27	35,026
24,392	Level 3 Financing, Inc., 144a, 6.875%, 6/30/33	24,834
33,232	Level 3 Financing, Inc., 144a, 7.000%, 3/31/34	33,971
15,000	Match Group Holdings II LLC, 144a, 4.625%, 6/1/28	14,663
1,130,000	Meta Platforms, Inc., 4.875%, 11/15/35	1,109,048
30,000	Midcontinent Communications, 144a, 8.000%, 8/15/32	27,913
75,000	Neptune Bidco US, Inc., 144a, 9.290%, 4/15/29	75,129
19,000	Neptune Bidco US, Inc., 144a, 10.375%, 5/15/31†	19,155
41,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	40,980
41,000	Nexstar Media, Inc., 144a, 6.500%, 9/15/33	41,332
39,000	Paramount Global, 7.875%, 7/30/30	40,709
9,000	Sinclair Television Group, Inc., 144a, 8.125%, 2/15/33	9,149
25,000	Sirius XM Radio LLC, 144a, 4.000%, 7/15/28	24,126
2,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	1,903
2,587,000	T-Mobile USA, Inc., 3.875%, 4/15/30	2,519,559
472,000	T-Mobile USA, Inc., 5.750%, 1/15/54	453,005
20,000	Univision Communications, Inc., 144a, 8.000%, 8/15/28	20,279
46,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31	46,224
932,000	Verizon Communications, Inc., 2.987%, 10/30/56	548,761
550,000	Verizon Communications, Inc., 5.875%, 11/30/55	535,735
1,404,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,358,829
62,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	58,284
		10,604,961
	Utilities — 3.8%
68,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	66,136
24,000	Alpha Generation LLC, 144a, 6.250%, 1/15/34	23,554
57,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54	57,789
664,000	Capital Power US Holdings, Inc. (Canada), 144a, 6.189%, 6/1/35	680,270
1,513,000	CMS Energy Corp., 4.750%, 6/1/50	1,466,714
1,120,000	Duke Energy Progress LLC, 4.150%, 12/1/44	912,227
614,000	Edison International, 4.125%, 3/15/28	603,680
566,000	Georgia Power Co., 5.950%, 2/1/39	584,524
30,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	30,002
Principal Amount		Market Value
	Corporate Bonds — 52.4% (Continued)
	Utilities — 3.8% (Continued)
$ 1,596,000	National Rural Utilities Cooperative Finance Corp., Ser D, 4.050%, 2/9/29	$ 1,585,196
1,596,000	NextEra Energy Capital Holdings, Inc., 4.400%, 3/1/31	1,581,510
37,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.021%, 10/1/66(A)	32,340
959,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	575,167
1,118,000	Oncor Electric Delivery Co. LLC, 144a, 5.900%, 3/15/56	1,116,855
21,000	PacifiCorp, 7.125%, 8/15/56	19,835
63,000	PacifiCorp, 7.375%, 9/15/55	59,835
738,000	PacifiCorp., 5.750%, 4/1/37	730,426
89,000	PPL Capital Funding, Inc., Ser A, (TSFR3M + 2.927%), 6.627%, 3/30/67(A)	87,802
69,000	Sempra, 4.125%, 4/1/52	67,103
78,000	South Jersey Industries, Inc., 5.020%, 4/15/31	68,140
28,000	XPLR Infrastructure Operating Partners LP, 144a, 8.625%, 3/15/33	29,532
		10,378,637
	Information Technology — 3.1%
9,000	Amentum Holdings, Inc., 144a, 7.250%, 8/1/32	9,311
34,000	Amkor Technology, Inc., 144a, 5.875%, 10/1/33	33,869
1,203,000	Apple, Inc., 4.650%, 2/23/46	1,081,662
1,265,000	Broadcom, Inc., 3.419%, 4/15/33	1,157,089
57,000	Cloud Software Group, Inc., 144a, 6.500%, 3/31/29	55,627
55,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	52,020
60,000	Consensus Cloud Solutions, Inc., 144a, 6.500%, 10/15/28	59,437
658,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	636,936
1,482,000	Microsoft Corp., 2.525%, 6/1/50	890,540
1,609,000	MSCI, Inc., 144a, 3.875%, 2/15/31	1,521,829
28,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	25,015
28,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	26,942
612,000	Oracle Corp., 4.700%, 9/27/34	558,926
658,000	Oracle Corp., 5.950%, 9/26/55	554,558
1,158,000	Salesforce, Inc., 5.550%, 3/15/36	1,154,790
46,000	Science Applications International Corp., 144a, 5.875%, 11/1/33	44,869
10,000	Seagate Data Storage Technology Pte Ltd., 144a, 5.750%, 12/1/34	9,967
20,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	20,013
764,000	Texas Instruments, Inc., 5.100%, 5/23/35	773,772
		8,667,172
	Real Estate — 2.9%
876,000	American Tower Corp. REIT, 5.900%, 11/15/33	917,829
837,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	840,999
1,975,000	Crown Castle, Inc. REIT, 4.900%, 9/1/29	1,985,831
1,596,000	Host Hotels & Resorts LP REIT, Ser H, 3.375%, 12/15/29	1,515,686
22,000	Hudson Pacific Properties LP REIT, 4.650%, 4/1/29†	18,752
1,289,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	1,209,077
25,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	23,468
31,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 4.875%, 5/15/29	29,753
16,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 7.000%, 2/1/30	16,190
49,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	48,757
834,000	Store Capital LLC REIT, 2.700%, 12/1/31	725,336
635,000	Store Capital LLC REIT, 4.625%, 3/15/29	628,257

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 52.4% (Continued)
	Real Estate — 2.9% (Continued)
$ 15,000	Vornado Realty LP REIT, 5.750%, 2/1/33	$ 14,722
9,000	XHR LP REIT, 144a, 6.625%, 5/15/30	9,087
		7,983,744
	Materials — 0.8%
39,000	Celanese US Holdings LLC, 7.200%, 11/15/33†	41,570
26,000	Celanese US Holdings LLC, 7.379%, 7/15/32	27,139
36,000	Kaiser Aluminum Corp., 144a, 5.875%, 3/1/34	35,343
534,000	LYB International Finance III LLC, 5.875%, 1/15/36	536,094
27,000	Magnera Corp., 144a, 4.750%, 11/15/29†	24,346
41,000	Magnera Corp., 144a, 7.250%, 11/15/31†	37,629
200,000	Navoiyuran State Enterprise (Uzbekistan), 144a, 6.700%, 7/2/30	200,100
31,000	NOVA Chemicals Corp. (Canada), 144a, 8.500%, 11/15/28	32,220
524,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	532,536
683,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	568,883
200,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.500%, 10/6/28	199,217
		2,235,077
	Total Corporate Bonds	$144,663,135
	U.S. Treasury Obligations — 25.3%
890,000	U.S. Treasury Bond, 4.625%, 11/15/45	860,102
850,000	U.S. Treasury Bond, 4.625%, 11/15/55	814,273
215,000	U.S. Treasury Bond, 4.750%, 2/15/45	211,649
1,355,000	U.S. Treasury Bond, 4.750%, 8/15/55	1,323,877
11,676,770	U.S. Treasury Inflation Indexed Notes, 2.375%, 2/15/56	10,874,919
14,255,000	U.S. Treasury Note, 3.500%, 1/31/28	14,172,588
14,550,000	U.S. Treasury Note, 3.625%, 12/31/30	14,353,916
6,210,000	U.S. Treasury Note, 3.750%, 4/15/28	6,201,025
6,975,000	U.S. Treasury Note, 4.000%, 5/31/30	6,999,521
14,350,000	U.S. Treasury Note, 4.000%, 11/15/35	14,009,188
	Total U.S. Treasury Obligations	$69,821,058
	Non-Agency Collateralized Mortgage Obligations — 7.0%
712	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 4.530%, 3/25/35(A)(C)	706
676,391	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.634%, 10/25/45(A)(C)	648,938
1,054,116	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.634%, 10/25/45(A)(C)	1,009,634
588,916	Angel Oak Mortgage Trust, Ser 2024-1, Class A1, 144a, 5.210%, 8/25/68(A)(C)	587,882
678,801	AOMT, Ser 2024-6, Class A1, 144a, 4.650%, 11/25/67(A)(C)	675,344
757,822	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(C)	745,420
201,273	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.553%, 8/25/43(A)(C)	196,385
242,916	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.594%, 11/25/44(A)(C)	236,167
553,897	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.876%, 1/25/45(A)(C)	534,828
629,888	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.867%, 2/25/45(A)(C)	599,485
500,767	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.764%, 12/25/44(A)(C)	483,956
674,326	CSMC Trust, Ser 2018-J1, Class B2, 144a, 3.577%, 2/25/48(A)(C)	620,019
978,504	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.557%, 2/25/48(A)(C)	897,252
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 7.0% (Continued)
$ 896,066	EverBank Mortgage Loan Trust, Ser 2018-1, Class B3, 144a, 3.557%, 2/25/48(A)(C)	$ 820,941
12,559	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(C)	11,939
235,339	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(A)(C)	205,574
8,913	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 5.661%, 2/25/35(A)(C)	8,777
12,679	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 5.630%, 6/25/36(A)(C)	8,514
337,516	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 5.093%, 1/25/45(A)(C)	338,472
1,249,348	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.446%, 1/25/47(A)(C)	1,135,265
782,829	JP Morgan Mortgage Trust, Ser 2018-8, Class B3, 144a, 4.042%, 1/25/49(A)(C)	718,613
136,497	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 4.000%, 9/25/49(A)(C)	128,512
1,011,996	JP Morgan Mortgage Trust, Ser 2021-11, Class A3, 144a, 2.500%, 1/25/52(A)(C)	840,464
13,576	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	13,549
668,858	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(A)(C)	575,401
1,100,000	Mill City Mortgage Loan Trust, Ser 2016-1, Class B2, 144a, 3.913%, 4/25/57(A)(C)	1,038,917
947,979	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	846,686
135,152	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	56,808
60,313	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.537%, 8/25/43(A)(C)	58,954
49,893	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.489%, 5/25/43(A)(C)	49,022
442,581	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(C)	405,799
1,200,000	Sequoia Mortgage Trust, Ser 2026-4, Class A5, 144a, 5.000%, 3/25/56(A)(C)	1,188,348
1,000,000	Towd Point Mortgage Trust, Ser 2017-1, Class B1, 144a, 3.715%, 10/25/56(A)(C)	936,221
800,000	Towd Point Mortgage Trust, Ser 2017-4, Class B1, 144a, 3.631%, 6/25/57(A)(C)	696,569
800,000	Towd Point Mortgage Trust, Ser 2019-4, Class A2, 144a, 3.250%, 10/25/59(A)(C)	731,386
705,247	Verus Securitization Trust, Ser 2022-3, Class A1, 144a, 5.130%, 2/25/67(A)(C)	673,789
36,574	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	34,096
773,523	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-RR1, Class A3, 144a, 2.500%, 12/25/50(A)(C)	700,881
	Total Non-Agency Collateralized Mortgage Obligations	$19,459,513
	Commercial Mortgage-Backed Securities — 4.1%
970,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	886,871
875,000	BMO Mortgage Trust, Ser 2025-5C10, Class B, 6.445%, 5/15/58(A)(C)	910,454
305,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	288,778
830,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	766,153

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 4.1% (Continued)
$ 1,307,612	CSMC, Ser 2021-B33, Class A1, 144a, 3.053%, 10/10/43	$ 1,238,961
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(C)	1,568,094
765,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.237%, 10/15/36(A)	755,576
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.854%, 9/6/38(A)(C)	523,398
515,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	499,550
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 4.990%, 11/15/35(A)	1,109,361
340,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	332,963
1,400,000	VEGAS Trust, Ser 2024-TI, Class A, 144a, 5.518%, 11/10/39	1,402,886
1,045,000	Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Class B, 6.394%, 5/15/58(A)(C)	1,078,263
	Total Commercial Mortgage-Backed Securities	$11,361,308
	U.S. Government Mortgage-Backed Obligations — 3.5%
26,688	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.901%), 6.617%, 4/1/37(A)	27,435
3,910	FHLMC, Pool #A12886, 5.000%, 8/1/33	3,953
29,753	FHLMC, Pool #A13842, 6.000%, 9/1/33	30,360
2,418	FHLMC, Pool #A21415, 5.000%, 5/1/34	2,425
5,878	FHLMC, Pool #A35682, 5.000%, 7/1/35	5,908
3,226	FHLMC, Pool #A36523, 5.000%, 8/1/35	3,245
15,106	FHLMC, Pool #A46590, 5.000%, 8/1/35	15,209
1,669	FHLMC, Pool #A64971, 5.500%, 8/1/37	1,720
24,428	FHLMC, Pool #A96485, 4.500%, 1/1/41	24,205
157,590	FHLMC, Pool #A97897, 4.500%, 4/1/41	156,149
6,351	FHLMC, Pool #C62740, 7.000%, 1/1/32	6,669
4,025	FHLMC, Pool #C72254, 6.500%, 7/1/32	4,165
72	FHLMC, Pool #C90986, 7.000%, 6/1/26	76
4,796	FHLMC, Pool #G02184, 5.000%, 4/1/36	4,843
84,533	FHLMC, Pool #G05733, 5.000%, 11/1/39	85,534
693,128	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	671,066
3,198	FNMA, Pool #561741, 7.500%, 1/1/31	3,273
3,826	FNMA, Pool #640291, 7.000%, 8/1/32	4,014
6,643	FNMA, Pool #670402, 6.500%, 6/1/32	6,866
50,287	FNMA, Pool #745257, 6.000%, 1/1/36	52,750
14,698	FNMA, Pool #748895, 6.000%, 12/1/33	14,663
24,700	FNMA, Pool #810049, 5.500%, 3/1/35	24,824
15,638	FNMA, Pool #819297, 6.000%, 9/1/35	16,355
389,496	FNMA, Pool #881279, 5.000%, 11/1/36	393,334
11,709	FNMA, Pool #889060, 6.000%, 1/1/38	12,533
25,382	FNMA, Pool #889061, 6.000%, 1/1/38	26,628
845	FNMA, Pool #895657, 6.500%, 8/1/36	846
48,738	FNMA, Pool #905049, 5.500%, 11/1/36	49,868
128,131	FNMA, Pool #928553, 5.500%, 8/1/37	131,359
57,600	FNMA, Pool #931535, 5.500%, 7/1/39	57,277
60,518	FNMA, Pool #AA3467, 4.500%, 4/1/39	59,890
94,984	FNMA, Pool #AA4584, 4.500%, 4/1/39	93,999
23,388	FNMA, Pool #AB1800, 4.000%, 11/1/40	22,577
19,938	FNMA, Pool #AD6193, 5.000%, 6/1/40	19,809
36,564	FNMA, Pool #AE1568, 4.000%, 9/1/40	35,289
180,596	FNMA, Pool #AE2497, 4.500%, 9/1/40	178,723
22,697	FNMA, Pool #AE5441, 5.000%, 10/1/40	22,937
63,058	FNMA, Pool #AH1135, 5.000%, 1/1/41	63,726
175,756	FNMA, Pool #AH6622, 4.000%, 3/1/41	169,745
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 3.5% (Continued)
$ 171,876	FNMA, Pool #AL0150, 4.000%, 2/1/41	$ 165,881
32,056	FNMA, Pool #AL0211, 5.000%, 4/1/41	32,396
223,669	FNMA, Pool #AS0779, 4.000%, 10/1/43	216,041
938,182	FNMA, Pool #CA9306, 3.000%, 2/1/51	826,856
879,061	FNMA, Pool #CB3606, 3.500%, 5/1/52	806,707
2,204,317	FNMA, Pool #FM6031, 2.000%, 2/1/51	1,778,375
2,179,749	FNMA, Pool #FM6559, 2.000%, 3/1/51	1,758,718
780,855	FNMA, Pool #FM9907, 2.500%, 12/1/51	661,434
678,350	FNMA, Pool #MA4128, 2.000%, 9/1/40	600,651
426,118	GNMA, Pool #4424, 5.000%, 4/20/39	434,092
	Total U.S. Government Mortgage-Backed Obligations	$9,785,398
	Agency Collateralized Mortgage Obligations — 3.3%
2,085,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	1,525,068
45,743	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	46,722
5,095	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	4,901
1,420,000	FNMA REMIC, Ser 2017-37, Class AY, 3.000%, 5/25/47	1,111,430
1,800,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,491,424
545,556	FNMA REMIC, Ser 2023-9, Class BZ, 4.500%, 3/25/53	496,301
21,238	FNMA Trust, Ser 2004-W15, Class 2AF, (SOFR30A + 0.364%), 4.026%, 8/25/44(A)	21,043
283,059	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	282,960
2,608,085	GNMA, Ser 2012-147, Class IO, 0.508%, 4/16/54(A)(C)(D)	20,535
1,098,328	GNMA, Ser 2016-113, Class IO, 1.137%, 2/16/58(A)(C)(D)	65,185
6,923,018	GNMA, Ser 2016-140, Class IO, 0.730%, 5/16/58(A)(C)(D)	236,855
1,650,000	GNMA, Ser 2016-83, Class PB, 3.000%, 6/20/46	1,305,609
2,500,000	GNMA, Ser 2018-112, Class YC, 3.500%, 8/20/48	2,015,057
350,000	GNMA, Ser 2022-200, Class PL, 5.500%, 9/20/52	355,144
	Total Agency Collateralized Mortgage Obligations	$8,978,234
	Asset-Backed Securities — 2.5%
926,471	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	776,244
360	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(C)	361
900,000	Drive Auto Receivables Trust, Ser 2025-2, Class D, 4.900%, 12/15/32	895,463
72,498	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(A)(C)	75,381
364	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(A)(C)	364
1,058,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	1,027,266
58,531	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	58,579
1,143,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,095,214
800,000	Verdelite Static CLO Ltd. (Jersey), Ser 2024-1A, Class B, 144a, (TSFR3M + 1.650%), 5.318%, 7/20/32(A)	800,195
1,523,986	Wendy's Funding LLC, Ser 2021-1A, Class A2II, 144a, 2.775%, 6/15/51	1,347,949
875,000	Westlake Automobile Receivables Trust, Ser 2025-3A, Class C, 144a, 4.680%, 7/15/31	874,517
	Total Asset-Backed Securities	$6,951,533

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Sovereign Government Obligations — 0.5%
$ 200,000	Egypt Government International Bond, 144a, 5.800%, 9/30/27	$ 197,373
3,200	Ghana Government International Bond, 144a, 4.717%, 7/3/26#	3,138
16,711	Ghana Government International Bond, 144a, 4.962%, 1/3/30#	14,066
84,700	Ghana Government International Bond, 144a, 5.000%, 7/3/29(A)(C)	80,637
878,000	Mexico Government International Bond, 3.771%, 5/24/61	523,025
736,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	680,289
	Total Sovereign Government Obligations	$1,498,528
Shares
	Short-Term Investment Funds — 1.2%
1,226,356	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	1,226,356
1,961,966	Invesco Government & Agency Portfolio, Institutional Class, 3.58%∞Ω**	1,961,966
	Total Short-Term Investment Funds	$3,188,322
	Total Investment Securities—99.8% (Cost $283,413,249)	$275,707,029
	Other Assets in Excess of Liabilities — 0.2%	661,056
	Net Assets — 100.0%	$276,368,085
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2026.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2026 was $1,918,985.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
JSC – Joint Stock Company
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – FTSE USD IBOR Consumer Cash Fallbacks Term One year
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $72,486,685 or 26.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$144,663,135	$—	$144,663,135
U.S. Treasury Obligations	—	69,821,058	—	69,821,058
Non-Agency Collateralized Mortgage Obligations	—	19,459,513	—	19,459,513
Commercial Mortgage-Backed Securities	—	11,361,308	—	11,361,308
U.S. Government Mortgage-Backed Obligations	—	9,785,398	—	9,785,398
Agency Collateralized Mortgage Obligations	—	8,978,234	—	8,978,234
Asset-Backed Securities	—	6,951,533	—	6,951,533
Sovereign Government Obligations	—	1,498,528	—	1,498,528
Short-Term Investment Funds	3,188,322	—	—	3,188,322
Other Financial Instruments
Futures
Interest rate contracts	21,798	—	—	21,798
Total Assets	$3,210,120	$272,518,707	$—	$275,728,827
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(484)	$—	$—	$(484)
Total Liabilities	$(484)	$—	$—	$(484)
Total	$3,209,636	$272,518,707	$—	$275,728,343

Touchstone Active Bond Fund (Unaudited) (Continued)
Futures Contracts
At March 31, 2026, $223,250 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2026:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Long Futures:
5-Year U.S. Treasury Note	6/30/2026	158	$17,092,391	$21,798
30-Year U.S. Ultra Treasury Bond	6/18/2026	5	582,813	(484)
				$21,314
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ares Credit Opportunities Fund – March 31, 2026 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 81.9%
	Consumer Discretionary — 14.0%
$ 5,938,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	$ 5,901,190
2,294,000	American Axle & Manufacturing, Inc., 144a, 6.375%, 10/15/32	2,261,937
1,466,000	American Axle & Manufacturing, Inc., 144a, 7.750%, 10/15/33	1,419,359
480,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	471,193
2,340,000	Asbury Automotive Group, Inc., 144a, 4.625%, 11/15/29	2,261,397
2,120,000	Bath & Body Works, Inc., 6.750%, 7/1/36	2,029,676
4,986,000	Bath & Body Works, Inc., 6.875%, 11/1/35†	4,876,895
92,000	Bath & Body Works, Inc., 7.500%, 6/15/29	93,107
2,801,000	Boyne USA, Inc., 144a, 4.750%, 5/15/29†	2,717,307
2,227,000	Carnival Corp., 144a, 6.125%, 2/15/33†	2,249,597
4,100,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	4,048,808
1,200,000	Churchill Downs, Inc., 144a, 5.500%, 4/1/27	1,198,688
1,896,000	Cougar JV Subsidiary LLC, 144a, 8.000%, 5/15/32	1,962,845
3,478,000	Discovery Global Holdings, Inc., 5.050%, 3/15/42	2,302,297
3,175,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144a, 6.750%, 1/15/30†	2,965,409
4,640,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	4,333,877
4,531,000	Hilton Domestic Operating Co., Inc., 144a, 3.750%, 5/1/29	4,333,640
1,862,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29†	1,361,863
2,231,000	LBM Acquisition LLC, 144a, 9.500%, 6/15/31†	1,941,899
6,944,000	Light & Wonder International, Inc., 144a, 6.250%, 10/1/33†	6,802,967
1,222,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	1,148,168
3,966,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27	3,942,115
1,125,000	Live Nation Entertainment, Inc., 144a, 6.500%, 5/15/27	1,126,407
3,449,000	MGM Resorts International, 4.750%, 10/15/28†	3,383,983
4,480,000	Nissan Motor Co. Ltd. (Japan), 144a, 8.125%, 7/17/35†	4,615,662
3,591,000	Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada), 144a, 8.000%, 8/1/30	3,436,664
4,346,000	Opal Bidco SAS (France), 144a, 6.500%, 3/31/32	4,349,264
651,000	Qnity Electronics, Inc., 144a, 5.750%, 8/15/32	651,369
1,908,000	Qnity Electronics, Inc., 144a, 6.250%, 8/15/33	1,927,658
2,270,000	QXO Building Products, Inc., 144a, 6.750%, 4/30/32	2,307,889
3,615,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 144a, 6.625%, 2/1/33	3,586,942
3,284,000	Service Corp. International, 5.750%, 10/15/32	3,275,287
5,159,000	Six Flags Entertainment Corp., 144a, 7.250%, 5/15/31†	4,966,291
1,084,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 144a, 8.625%, 1/15/32	1,086,546
2,930,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 7.750%, 10/15/29	2,529,063
990,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	923,736
2,925,000	Station Casinos LLC, 144a, 4.500%, 2/15/28	2,866,775
1,600,000	Station Casinos LLC, 144a, 6.625%, 3/15/32	1,606,165
5,690,000	Tenneco, Inc., 144a, 8.000%, 11/17/28†	5,667,649
3,685,000	Under Armour, Inc., 144a, 7.250%, 7/15/30†	3,725,871
3,439,000	Victoria's Secret & Co., 144a, 4.625%, 7/15/29	3,270,322
1,200,000	Viking Cruises Ltd., 144a, 7.000%, 2/15/29	1,202,136
407,000	VistaJet Malta Finance PLC / Vista Management Holding, Inc. (Switzerland), 144a, 9.500%, 6/1/28†	397,721
5,997,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (Switzerland), 144a, 6.375%, 2/1/30†	5,160,978
3,624,000	ZF North America Capital, Inc. (Germany), 144a, 7.500%, 3/24/31†	3,555,239
		126,243,851
Principal Amount		Market Value
	Corporate Bonds — 81.9% (Continued)
	Energy — 10.7%
$ 2,577,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	$ 2,577,000
1,436,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.625%, 9/1/32	1,464,157
1,690,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 6.625%, 10/15/32	1,714,022
1,566,000	CVR Energy, Inc., 144a, 7.500%, 2/15/31	1,577,700
1,920,295	CVR Energy, Inc., 144a, 7.875%, 2/15/34	1,926,550
6,720,000	ITT Holdings LLC, 144a, 6.500%, 8/1/29	6,532,201
2,130,000	Kodiak Gas Services LLC, 144a, 6.500%, 10/1/33	2,152,770
2,130,000	Kodiak Gas Services LLC, 144a, 6.750%, 10/1/35	2,163,916
860,000	Kodiak Gas Services LLC, 144a, 7.250%, 2/15/29	891,007
5,606,000	Moss Creek Resources Holdings, Inc., 144a, 8.250%, 9/1/31	5,601,357
887,000	Nabors Industries, Inc., 144a, 7.625%, 11/15/32	904,973
677,000	Nabors Industries, Inc., 144a, 8.875%, 8/15/31†	704,833
1,634,000	Nabors Industries, Inc., 144a, 9.125%, 1/31/30	1,715,184
4,115,000	Northern Oil & Gas, Inc., 144a, 7.875%, 10/15/33	4,256,803
6,804,000	ONEOK, Inc., 5.450%, 6/1/47	6,142,243
208,000	ONEOK, Inc., 5.600%, 4/1/44	191,543
3,110,000	Summit Midstream Holdings LLC, 144a, 8.625%, 10/31/29	3,196,906
1,240,000	Sunoco LP, 144a, 5.625%, 7/15/34	1,219,026
3,110,000	Sunoco LP, 144a, 6.250%, 7/1/33	3,123,737
2,220,000	Sunoco LP, 144a, 7.250%, 5/1/32	2,296,736
5,779,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	5,748,163
1,045,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 9/1/31	1,031,322
1,000,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	1,028,721
2,582,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	2,553,307
6,234,426	TGNR Intermediate Holdings LLC, 144a, 5.500%, 10/15/29	6,095,559
4,334,000	TransMontaigne Partners LLC, 144a, 8.500%, 6/15/30	4,380,070
5,344,000	Transocean International Ltd., 6.800%, 3/15/38	5,130,129
7,713,000	Venture Global LNG, Inc., 144a, 8.375%, 6/1/31	8,017,895
1,992,000	Venture Global Plaquemines LNG LLC, 144a, 6.500%, 1/15/34	2,074,435
920,000	Venture Global Plaquemines LNG LLC, 144a, 6.750%, 1/15/36	974,452
630,000	Venture Global Plaquemines LNG LLC, 144a, 7.500%, 5/1/33	692,364
1,545,000	Venture Global Plaquemines LNG LLC, 144a, 7.750%, 5/1/35	1,731,814
7,738,000	Western Midstream Operating LP, 5.250%, 2/1/50	6,531,140
		96,342,035
	Industrials — 10.4%
1,396,000	AECOM, 144a, 6.000%, 8/1/33	1,389,950
1,477,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	1,416,564
1,370,000	Amsted Industries, Inc., 144a, 6.375%, 3/15/33	1,376,634
2,329,605	Artera Services LLC, 144a, 8.500%, 2/15/31†	1,994,323
3,015,000	Avient Corp., 144a, 6.250%, 11/1/31	3,035,589
2,103,000	Axon Enterprise, Inc., 144a, 6.250%, 3/15/33	2,146,433
6,174,000	Ball Corp., 2.875%, 8/15/30	5,605,693
2,297,000	Builders FirstSource, Inc., 144a, 6.375%, 3/1/34	2,266,797
2,140,000	BWX Technologies, Inc., 144a, 4.125%, 4/15/29	2,056,078
4,620,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	4,481,978
2,589,000	Chart Industries, Inc., 144a, 9.500%, 1/1/31	2,718,950
2,830,000	Clean Harbors, Inc., 144a, 5.750%, 10/15/33	2,822,344
625,000	Clean Harbors, Inc., 144a, 6.375%, 2/1/31	634,447

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 81.9% (Continued)
	Industrials — 10.4% (Continued)
$ 739,000	Coherent Corp., 144a, 5.000%, 12/15/29	$ 724,403
676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28	598
1,987,000	CP Atlas Buyer, Inc., 144a, 9.750%, 7/15/30†	1,861,525
3,965,418	CP Atlas Buyer, Inc., PIK, 144a, 12.750%, 1/15/31(A)	3,066,062
1,700,000	Crown Americas LLC, 5.875%, 6/1/33	1,699,097
2,712,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	2,758,402
1,248,000	Entegris, Inc., 144a, 3.625%, 5/1/29	1,185,427
1,488,000	Entegris, Inc., 144a, 4.750%, 4/15/29	1,470,739
2,650,000	First Student Bidco, Inc. / First Transit Parent, Inc., 144a, 4.000%, 7/31/29	2,532,714
1,500,000	GFL Environmental, Inc., 144a, 4.000%, 8/1/28	1,458,039
798,000	Graphic Packaging International LLC, 144a, 6.375%, 7/15/32†	793,042
2,795,000	JH North America Holdings, Inc., 144a, 6.125%, 7/31/32	2,779,631
1,643,339	LABL, Inc., 144a, 8.625%, 10/1/31	788,803
2,494,000	LABL, Inc., 144a, 8.625%, 10/1/31(B)	1,197,120
7,176,000	Madison IAQ LLC, 144a, 4.125%, 6/30/28	7,006,957
2,230,000	Quikrete Holdings, Inc., 144a, 6.375%, 3/1/32	2,260,125
4,243,000	Sealed Air Corp/Sealed Air Corp. US, 144a, 6.125%, 2/1/28	4,296,133
2,829,000	Sensata Technologies BV, 144a, 4.000%, 4/15/29	2,729,401
1,370,000	Standard Building Solutions, Inc., 144a, 6.500%, 8/15/32	1,370,374
3,773,000	Standard Industries, Inc., 144a, 4.375%, 7/15/30	3,554,857
160,000	TransDigm, Inc., 144a, 6.750%, 8/15/28	161,949
2,257,000	TransDigm, Inc., 144a, 6.250%, 1/31/34	2,281,087
4,332,000	Trident TPI Holdings, Inc., 144a, 12.750%, 12/31/28	4,217,413
1,765,000	Trivium Packaging Finance BV (Netherlands), 144a, 8.250%, 7/15/30	1,846,614
1,450,000	Waste Pro USA, Inc., 144a, 7.000%, 2/1/33	1,466,262
540,000	WESCO Distribution, Inc., 144a, 5.250%, 4/15/31	536,825
1,099,000	WESCO Distribution, Inc., 144a, 5.500%, 4/15/34	1,084,766
2,507,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/33	2,548,441
6,326,000	Wilsonart LLC, 144a, 11.000%, 8/15/32†	4,584,521
		94,207,107
	Communication Services — 8.1%
7,229,708	Altice France SA (France), 144a, 6.875%, 10/15/30	6,915,514
72,000	Belo Corp., 7.250%, 9/15/27	74,087
4,584,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28	4,546,732
6,104,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	5,703,590
205,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	120,430
76,000	CSC Holdings LLC, 144a, 4.500%, 11/15/31†	45,038
1,315,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	465,633
4,767,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	1,810,785
416,000	CSC Holdings LLC, 144a, 4.125%, 12/1/30†	247,904
1,151,000	CSC Holdings LLC, 144a, 5.500%, 4/15/27†	998,681
1,761,000	DISH DBS Corp., 144a, 5.250%, 12/1/26	1,743,499
1,915,000	DISH DBS Corp., 144a, 5.750%, 12/1/28	1,852,174
1,500,000	Fox Corp., 5.476%, 1/25/39	1,452,295
1,500,000	Fox Corp., 5.576%, 1/25/49	1,384,489
3,043,000	Gen Digital, Inc., 144a, 6.250%, 4/1/33	2,956,503
4,777,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	4,443,607
5,723,000	Gray Media, Inc., 144a, 4.750%, 10/15/30†	4,416,451
1,635,000	Gray Media, Inc., 144a, 7.250%, 8/15/33	1,648,167
951,000	Gray Media, Inc., 144a, 9.625%, 7/15/32	950,143
5,500,000	Level 3 Financing, Inc., 144a, 7.000%, 3/31/34	5,622,374
1,061,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	1,042,502
Principal Amount		Market Value
	Corporate Bonds — 81.9% (Continued)
	Communication Services — 8.1% (Continued)
$ 128,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	$ 127,938
2,371,000	Nexstar Media, Inc., 144a, 6.500%, 9/15/33	2,390,198
1,895,000	Nexstar Media, Inc., 144a, 7.250%, 4/15/34	1,902,290
1,000,000	Odido Group Holding BV (Netherlands), 144a, 5.500%, 1/15/30, EUR	1,115,118
5,485,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29†	5,070,581
440,000	Sirius XM Radio LLC, 144a, 5.000%, 8/1/27	439,387
240,000	Sirius XM Radio LLC, 144a, 5.500%, 7/1/29	238,984
3,883,000	Snap, Inc., 144a, 6.875%, 3/1/33	3,665,753
684,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	560,558
2,397,000	Virgin Media O2 Vendor Financing Notes VI DAC (Ireland), 144a, 8.500%, 3/15/33	2,090,445
1,460,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	1,295,287
400,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	343,910
6,000,816	Zayo Group Holdings, Inc., PIK, 144a, 9.250%, 3/9/30(A)	5,965,651
		73,646,698
	Health Care — 8.0%
5,779,000	1261229 BC Ltd., 144a, 10.000%, 4/15/32	5,909,204
1,670,000	Bausch Health Cos., Inc. (Canada), 144a, 4.875%, 6/1/28	1,528,050
1,804,000	Bausch Health Cos., Inc. (Canada), 144a, 11.000%, 9/30/28	1,842,335
3,762,000	CHS / Community Health Systems, Inc., 144a, 5.250%, 5/15/30	3,543,894
1,001,000	CHS/Community Health Systems, Inc., 144a, 4.750%, 2/15/31	922,188
4,707,000	CHS/Community Health Systems, Inc., 144a, 6.875%, 4/15/29	4,526,328
3,754,000	Fortrea Holdings, Inc., 144a, 7.500%, 7/1/30†	3,557,666
3,776,000	GENMAB A/S/GENMAB FINANCE LLC (Denmark), 144a, 6.250%, 12/15/32	3,860,548
1,828,000	GENMAB A/S/GENMAB FINANCE LLC (Denmark), 144a, 7.250%, 12/15/33	1,912,699
2,960,000	Global Medical Response, Inc., 144a, 7.375%, 10/1/32	3,073,782
6,358,000	Grifols Escrow Issuer SA (Spain), 144a, 4.750%, 10/15/28	6,225,136
3,369,000	HCA, Inc., 5.250%, 6/15/49	2,978,233
5,800,000	Integer Holdings Corp., 1.875%, 3/15/30	5,530,300
3,000,000	IQVIA, Inc., 144a, 6.250%, 6/1/32	3,046,173
1,509,000	LifePoint Health, Inc., 144a, 9.875%, 8/15/30	1,595,611
2,607,000	LifePoint Health, Inc., 144a, 8.375%, 2/15/32	2,783,405
4,486,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	4,338,982
3,856,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	3,727,115
4,077,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	3,928,064
3,815,000	Sotera Health Holdings LLC, 144a, 7.375%, 6/1/31	3,936,275
1,022,000	Surgery Center Holdings, Inc., 144a, 7.250%, 4/15/32†	999,994
3,000,000	Tenet Healthcare Corp., 5.125%, 11/1/27	2,997,375
		72,763,357
	Consumer Staples — 7.5%
6,107,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 3.500%, 3/15/29	5,825,247
605,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 6.250%, 3/15/33	608,796
513,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	528,898
7,256,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	7,119,693
405,000	Bath & Body Works, Inc., 144a, 6.625%, 10/1/30	408,644
4,637,000	C&S Group Enterprises LLC, 144a, 5.000%, 12/15/28	4,313,274

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 81.9% (Continued)
	Consumer Staples — 7.5% (Continued)
$ 3,200,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	$ 3,145,529
5,227,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144a, 4.625%, 1/15/29	4,995,538
1,615,000	Gates Corp., 144a, 6.875%, 7/1/29	1,656,775
5,484,000	Korn Ferry, 144a, 4.625%, 12/15/27	5,429,412
3,048,000	Lamb Weston Holdings, Inc., 144a, 4.125%, 1/31/30	2,899,869
5,143,000	LCM Investments Holdings II LLC, 144a, 4.875%, 5/1/29	4,968,991
1,274,000	Papa John's International, Inc., 144a, 3.875%, 9/15/29	1,207,174
2,484,000	Performance Food Group, Inc., 144a, 4.250%, 8/1/29	2,385,934
1,000,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	1,001,585
6,355,000	Post Holdings, Inc., 144a, 6.250%, 10/15/34	6,222,944
3,799,000	Raven Acquisition Holdings LLC, 144a, 6.875%, 11/15/31	3,660,891
2,941,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144a, 6.750%, 8/15/32	2,885,423
1,871,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	1,797,873
2,605,000	Tyson Foods, Inc., 5.100%, 9/28/48	2,348,516
4,925,000	Wolverine World Wide, Inc., 144a, 4.000%, 8/15/29	4,560,386
		67,971,392
	Financials — 7.2%
2,112,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 7.500%, 11/6/30	2,116,315
4,402,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 4.250%, 10/15/27	4,313,162
3,451,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	3,466,457
3,774,000	Apollo Debt Solutions BDC, 6.900%, 4/13/29	3,861,181
4,919,000	Arthur J Gallagher & Co., 5.550%, 2/15/55	4,597,080
2,319,000	Asurion LLC / Asurion Co-Issuer, Inc., 144a, 8.000%, 12/31/32	2,401,864
1,015,000	Asurion LLC/ Asurion Co-Issuer, Inc., 144a, 8.375%, 2/1/34	983,416
3,800,000	Coinbase Global, Inc., 144a, 3.375%, 10/1/28	3,555,121
4,791,000	Focus Financial Partners LLC, 144a, 6.750%, 9/15/31	4,767,045
600,000	GGAM Finance Ltd. (Ireland), 144a, 5.875%, 3/15/30	597,807
2,985,000	GGAM Finance Ltd. (Ireland), 144a, 6.875%, 4/15/29	3,051,124
5,255,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (United Kingdom), 144a, 7.250%, 2/15/31	5,278,495
4,481,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 5.000%, 8/15/28	4,175,274
2,157,441	Midcap Financial Issuer Trust, 144a, 5.625%, 1/15/30†	2,010,433
5,259,000	Midcap Financial Issuer Trust, 144a, 6.500%, 5/1/28	5,103,360
9,622,000	OneMain Finance Corp., 3.500%, 1/15/27	9,438,545
278,000	OneMain Finance Corp., 3.875%, 9/15/28	264,181
176,000	OneMain Finance Corp., 6.750%, 9/15/33	168,748
2,051,000	OneMain Finance Corp., 7.125%, 9/15/32	2,019,429
1,570,000	Rocket Cos., Inc., 144a, 6.375%, 8/1/33	1,586,598
1,242,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 144a, 3.625%, 3/1/29	1,176,716
		64,932,351
	Information Technology — 5.0%
569,067	Asmodee Group AB (Sweden), 144a, 5.750%, 12/15/29, EUR	677,121
3,385,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 144a, 8.000%, 6/15/29†	2,515,073
1,045,000	Cloud Software Group, Inc., 144a, 6.500%, 3/31/29	1,019,827
756,000	Cloud Software Group, Inc., 144a, 6.625%, 8/15/33	666,249
Principal Amount		Market Value
	Corporate Bonds — 81.9% (Continued)
	Information Technology — 5.0% (Continued)
$ 1,714,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	$ 1,621,141
4,125,000	Cloud Software Group, Inc., 144a, 9.000%, 9/30/29	3,960,794
3,278,000	Elastic NV, 144a, 4.125%, 7/15/29	3,074,061
3,402,000	McAfee Corp., 144a, 7.375%, 2/15/30†	2,810,513
1,396,000	OAK-Eagle Acquireco, Inc., 144a, 7.250%, 7/1/33	1,448,248
1,521,000	OAK-Eagle Acquireco, Inc., 144a, 8.750%, 7/1/34	1,594,211
6,054,000	ON Semiconductor Corp., 144a, 3.875%, 9/1/28	5,836,581
1,931,000	Open Text Holdings, Inc. (Canada), 144a, 4.125%, 2/15/30	1,720,968
3,497,000	PTC, Inc., 144a, 4.000%, 2/15/28	3,406,210
5,990,000	Science Applications International Corp., 144a, 5.875%, 11/1/33	5,842,676
302,000	Seagate Data Storage Technology Pte Ltd., 144a, 3.125%, 7/15/29	269,952
350,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	350,231
4,332,000	SS&C Technologies, Inc., 144a, 6.500%, 6/1/32	4,329,059
4,327,000	Synaptics, Inc., 144a, 4.000%, 6/15/29	4,096,540
		45,239,455
	Materials — 4.2%
3,405,000	ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding Corp., 144a, 9.750%, 3/1/33	3,278,096
10,159,971	ASP Unifrax Holdings, Inc., PIK, 144a, 7.100%, 9/30/29(A)	609,598
1,758,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	1,740,645
4,571,000	Constellium SE, 144a, 3.750%, 4/15/29	4,358,562
1,434,000	Fortescue Treasury Pty Ltd. (Australia), 144a, 4.375%, 4/1/31	1,355,218
1,202,000	Fortescue Treasury Pty Ltd. (Australia), 144a, 4.500%, 9/15/27	1,190,184
3,424,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34	3,477,248
873,000	INEOS Finance PLC (Luxembourg), 144a, 6.750%, 5/15/28	843,793
2,113,000	INEOS Finance PLC (Luxembourg), 144a, 7.500%, 4/15/29†	2,049,337
881,000	Novelis Corp., 144a, 4.750%, 1/30/30	828,374
2,829,000	Novelis Corp., 144a, 6.375%, 8/15/33	2,774,275
4,478,000	SCIH Salt Holdings, Inc., 144a, 4.875%, 5/1/28	4,427,377
1,438,000	SCIH Salt Holdings, Inc., 144a, 6.625%, 5/1/29	1,430,810
616,000	Solstice Advanced Materials, Inc., 144a, 5.625%, 9/30/33	605,776
3,592,000	Tronox, Inc., 144a, 4.625%, 3/15/29†	2,876,282
4,307,000	WR Grace Holdings LLC, 144a, 5.625%, 8/15/29	3,948,402
2,149,000	WR Grace Holdings LLC, 144a, 6.625%, 8/15/32	2,087,649
		37,881,626
	Real Estate — 3.8%
2,190,000	Blackstone Mortgage Trust, Inc. REIT, 144a, 7.750%, 12/1/29	2,299,666
5,137,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 4.500%, 4/1/27	5,039,192
1,427,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	1,421,019
700,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	657,097
4,756,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	4,626,630
1,505,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	1,466,379
2,156,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	2,129,983
1,495,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.000%, 10/15/27†	1,390,357
1,738,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 144a, 8.500%, 2/15/32	1,762,030
5,726,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	5,697,659
793,000	RLJ Lodging Trust LP REIT, 144a, 4.000%, 9/15/29	742,040

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 81.9% (Continued)
	Real Estate — 3.8% (Continued)
$ 5,520,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC REIT, 144a, 6.500%, 2/15/29†	$ 5,362,184
1,687,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC REIT, 144a, 8.625%, 6/15/32†	1,718,411
		34,312,647
	Utilities — 3.0%
925,000	Alpha Generation LLC, 144a, 6.250%, 1/15/34	907,825
2,926,000	Alpha Generation LLC, 144a, 6.750%, 10/15/32	2,955,860
4,154,000	Clearway Energy Operating LLC, 144a, 3.750%, 2/15/31	3,845,429
4,871,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31	4,483,325
15,000	NRG Energy, Inc., 144a, 3.875%, 2/15/32	13,752
645,000	NRG Energy, Inc., 144a, 7.000%, 3/15/33	698,084
3,994,000	NRG Energy, Inc., 144a, 6.250%, 11/1/34	4,022,409
4,203,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	4,102,904
3,950,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	3,935,715
1,350,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,349,998
466,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29	457,345
		26,772,646
	Total Corporate Bonds	$740,313,165
	Bank Loans — 8.5%(C)
	Consumer Discretionary — 2.4%
2,819,732	AI Aqua Merger Sub Inc. FKA Osmosis Buyer Limited, 2026 Term Loan B, (1M SOFR + 2.750%), 6.421%, 7/31/28	2,811,357
1,200,000	Armorica Lux Sarl, Facility B Loan, (3M EURIBOR + 4.925%), 6.951%, 7/28/28, EUR	1,329,459
1,005,620	Financiere Labeyrie Fine Foods, Facility B, (3M EURIBOR + 5.000%), 1.000%, 7/30/29, EUR(D)	1,040,451
616,151	Froneri International Limited, Facility B4, (6M SOFR + 2.000%), 6.197%, 9/30/31	602,996
521,351	Multi-Color Corporation, 6.750%, 12/02/26(D)	520,699
407,737	Multi-Color Corporation, 6.750%, 12/02/26(D)	349,920
169,419	Multi-Color Corporation, Initial Term Loan, (3M SOFR + 6.750%), 10.410%, 12/02/26	145,212
1,485,028	PG Polaris Bidco S.À R.L (Ursa Minor), Second Amendment Refinancing Term Loan, (1M SOFR + 2.250%), 6.091%, 3/26/31	1,483,707
1,700,850	Pye Barker Fire & Safety LLC, Closing Date Term Loan, (3M SOFR + 2.500%), 6.206%, 12/16/32	1,702,364
254,150	Pye Barker Fire & Safety LLC, Initial Delayed Draw Term Loan, 1.000%, 12/16/32(D)	254,376
2,354,343	Spirit Airlines, LLC, Dip Contingent Initial Term, 7/14/26	235,434
7,722,910	Spirit Airlines, LLC, First Lien Initial Dollar Term Loan, 7/14/26	5,019,892
1,399,415	Spirit Airlines, LLC, New Money Term Loan, (1M SOFR + 8.000%), 12.048%, 1/02/40	1,364,430
347,065	Spirit Airlines, LLC, Second New Money Term Loan, (1M SOFR + 8.000%), 11.992%, 7/14/26	338,388
685,464	Spirit Airlines, LLC, Third DIP New Money TL, (1M SOFR + 8.000%), 11.680%, 7/14/26	668,327
3,592,349	Turquoise Topco LTD, Term Loan B, (3M SOFR + 3.250%), 6.936%, 12/30/32(D)	3,473,371
		21,340,383
	Materials — 1.3%
5,700,062	Aruba Investments Holdings LLC, First Lien Initial Dollar Term Loan, (1M SOFR + 4.100%), 8.263%, 11/24/27	5,436,434
1,823,936	Flexsys Cayman Holdings, LP, First Out Term Loan, (3M SOFR + 6.250%), 10.449%, 8/01/29	980,366
Principal Amount		Market Value
	Bank Loans — 8.5%(C) (Continued)
	Materials — (Continued)
$ 5,511,082	Flexsys Cayman Holdings, LP, Second Out Refinancing Term Loan, (3M SOFR + 5.512%), 9.710%, 8/01/29	$ 335,239
2,196,418	SCIH Salt Holdings Inc., Term B-1 Loans, (1M SOFR + 2.750%), 6.522%, 1/31/29	2,189,170
3,965,971	Tronox Finance LLC, 2024-B Term Loan, 6.172%, 9/30/31(D)	3,005,135
		11,946,344
	Communication Services — 1.1%
5,665,753	NEP Group Inc., 2025 Dollar Term Loan, (1M SOFR + 4.500%), 8.537%, 10/17/31	5,110,112
4,104,192	Telenet Financing USD LLC, Term Loan AR Facility, (1M SOFR + 2.114%), 6.265%, 4/30/28	4,048,621
480,000	Virgin Media Bristol LLC, Facility Q Advance, (1M SOFR + 3.364%), 7.515%, 1/31/29	461,549
		9,620,282
	Information Technology — 0.9%
1,728,069	AthenaHealth Group Inc., Initial Term Loan, (1M SOFR + 2.750%), 6.913%, 2/15/29	1,693,508
2,098,853	Cloud Software Group Inc., Tenth Amendment Tranche B-2 Term Loan, (3M SOFR + 3.250%), 7.252%, 3/21/31	1,916,253
4,754,368	VeriFone Systems Inc, 2025-1 Refinancing Term Loan, (3M SOFR + 5.512%), 9.820%, 8/18/28	4,464,351
		8,074,112
	Energy — 0.8%
4,137,000	Freeport LNG Investments, LLP, Term Loan B, (3M SOFR + 3.250%), 6.893%, 2/11/33	4,133,566
3,008,968	Pasadena Performance Products LLC, 2025-1 Repricing Term Loan, (3M SOFR + 3.250%), 7.252%, 2/27/32	2,978,878
920,561	PES Holdings LLC, Tranche C Loan, 6.311%, 12/31/26(D)	5,753
286,172	Prairie ECI Acquiror LP, Term Loan B-5, (1M SOFR + 3.250%), 6.919%, 8/01/29	286,387
		7,404,584
	Financials — 0.7%
2,490,466	CHPPR Midco Inc. (f/k/a Air Methods Corporation), Amendment No. 1 Term Loan, (3M SOFR + 8.750%), 12.750%, 12/31/29	2,486,306
5,499,679	OID-OL Intermediate I LLC (AKA Quest Software US Holdings Inc), Initial 2nd out Term Loan, (3M SOFR + 4.400%), 8.708%, 2/01/29(D)	3,619,944
		6,106,250
	Health Care — 0.6%
5,596,968	Gainwell Acquisition Corp, Term B Loan, (3M SOFR + 4.100%), 8.101%, 10/01/27	5,424,413
	Consumer Staples — 0.4%
4,657,795	Pretium PKG Holdings Inc., Second-Out Term Loan, (3M SOFR + 5.750%), 9.417%, 3/01/32(D)	3,900,904
	Industrials — 0.3%
7,051,259	LABL Inc., Initial Dollar Term Loan, (3M SOFR + 5.100%), 8.774%, 10/29/28	3,196,547
	Total Bank Loans	$77,013,819
	Asset-Backed Securities — 3.8%
250,000	Aimco CLO 14 Ltd. (Cayman Islands), Ser 2021-14A, Class E1R, 144a, (TSFR3M + 4.800%), 8.468%, 10/20/38(E)	244,079
603,924	Aimco CLO 16 Ltd. (Cayman Islands), Ser 2021-16A, Class SUB, 144a, 11.872%, 7/17/37(F)	318,752
470,000	AIMCO CLO 23 Ltd. (Cayman Islands), Ser 2025-23A, Class SUB, 144a, 13.896%, 4/20/38(F)	352,645

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 3.8% (Continued)
$ 250,000	AIMCO CLO 28 Ltd. (Cayman Islands), Ser 2025-28A, Class E, 144a, (TSFR3M + 4.600%), 8.347%, 1/16/39(E)	$ 241,551
500,000	AIMCO CLO 28 Ltd. (Cayman Islands), Ser 2025-28A, Class SUB, 144a, 1/16/39(F)	458,914
250,000	Anchorage Capital CLO 19 Ltd. (Cayman Islands), Ser 2021-19A, Class SUB, 144a, 3.422%, 10/15/38(F)	130,823
250,000	Anchorage Capital CLO 33 Ltd. (Cayman Islands), Ser 2025-33A, Class E, 144a, (TSFR3M + 6.100%), 9.768%, 10/20/38(E)	248,111
250,000	Anchorage Capital CLO 34 Ltd. (Cayman Islands), Ser 2025-34A, Class E, 144a, (TSFR3M + 5.900%), 9.573%, 1/15/39(E)	242,180
250,000	Anchorage Capital CLO 36 Ltd. (Cayman Islands), Ser 2026-36A, Class E, 144a, (TSFR3M + 6.590%), 4/15/39(E)	250,000
250,000	Anchorage Capital CLO 37 Ltd. (Cayman Islands), Ser 2026-37A, Class E, 144a, (TSFR3M + 5.900%), 9.608%, 4/20/39(E)	246,808
1,060,000	Anchorage Credit Funding 18 Ltd. (Cayman Islands), Ser 2025-18A, Class SUB, 144a, 6.743%, 10/22/40(F)	915,724
1,150,000	Anchorage Credit Funding 19 Ltd. (Cayman Islands), Ser 2025-19A, Class SUB, 144a, 10/25/40(F)	887,798
340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 10.870%, 1/23/31(F)	72,120
770,638	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2017-2A, Class SUB, 144a, 10.560%, 7/25/37(F)	210,806
620,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 11.886%, 7/16/34(F)	103,022
2,267,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2022-1A, Class SUB, 144a, 7.129%, 10/18/38(F)	517,558
250,000	Barings CLO Ltd. (Cayman Islands), Ser 2023-1A, Class ER, 144a, (TSFR3M + 6.700%), 10.368%, 4/20/38(E)	242,676
250,000	Bayard Park CLO Ltd. (Cayman Islands), Ser 2025-1A, Class M, 144a, 0.077%, 7/24/38(F)	2,529
250,000	Bayard Park CLO Ltd. (Cayman Islands), Ser 2025-1A, Class SUB, 144a, 3.140%, 7/24/38(F)	141,565
250,000	Benefit Street Partners CLO XXI Ltd. (Cayman Islands), Ser 2020-21A, Class ER2, 144a, (TSFR3M + 4.950%), 8.622%, 1/15/39(E)	244,052
250,000	Benefit Street Partners CLO XXXII Ltd. (Jersey), Ser 2023-32A, Class SUB, 144a, 2.708%, 10/25/38(F)	186,542
490,000	Benefit Street Partners CLO XXXVII Ltd. (Cayman Islands), Ser 2024-37A, Class SUB, 144a, 16.657%, 1/25/38(F)	360,518
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-4A, Class SUB, 144a, 12.064%, 4/20/34(F)	141,867
750,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-5A, Class SUB, 144a, 7.554%, 3/31/38(F)	300,949
267,913	Carlyle US CLO Ltd. (Cayman Islands), Ser 2022-6A, Class SUB, 144a, 3.988%, 10/25/38(F)	173,395
460,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2023-1A, Class SUB, 144a, 4.621%, 7/20/37(F)	231,610
250,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2025-5A, Class E, 144a, (TSFR3M + 4.950%), 8.600%, 1/15/39(E)	241,983
420,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2025-5A, Class SUB, 144a, 1/15/39(F)	360,585
250,000	Cedar Funding XIV CLO Ltd. (Cayman Islands), Ser 2021-14A, Class SUB, 144a, 8.477%, 7/15/33(F)	70,078
Principal Amount		Market Value
	Asset-Backed Securities — 3.8% (Continued)
$ 500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2018-5A, Class SUB, 144a, 4.609%, 7/15/38(F)	$ 179,230
772,725	CIFC Funding Ltd. (Cayman Islands), Ser 2020-3A, Class SUB, 144a, 11.037%, 10/20/38(F)	398,611
250,000	CIFC Funding Ltd. (Cayman Islands), Ser 2021-3A, Class ER, 144a, (TSFR3M + 4.850%), 8.522%, 10/15/38(E)	242,211
350,000	CIFC Funding Ltd. (Cayman Islands), Ser 2021-5A, Class ER, 144a, (TSFR3M + 5.100%), 8.772%, 1/15/38(E)	341,371
1,093,949	CIFC Funding Ltd. (Cayman Islands), Ser 2021-7A, Class ER, 144a, (TSFR3M + 4.900%), 8.571%, 1/23/35(E)	1,025,276
250,000	CIFC Funding Ltd. (Cayman Islands), Ser 2022-5A, Class ER2, 144a, (TSFR3M + 6.540%), 10.202%, 3/16/38(E)	250,000
571,050	CIFC Funding Ltd. (Cayman Islands), Ser 2022-5A, Class SUB, 144a, 3/16/38(F)	316,189
250,000	CIFC Funding Ltd. (Cayman Islands), Ser 2023-1A, Class ER, 144a, (TSFR3M + 4.700%), 8.372%, 10/15/38(E)	242,643
391,000	CIFC Funding Ltd. (Cayman Islands), Ser 2025-3A, Class SUB, 144a, 10.449%, 7/21/38(F)	297,235
460,000	CIFC Funding Ltd. (Cayman Islands), Ser 2025-4A, Class SUB, 144a, 10/24/38(F)	336,990
500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2025-7A, Class SUB, 144a, 1/22/39(F)	429,756
250,000	CIFC Funding Ltd. (Cayman Islands), Ser 2025-8A, Class E, 144a, (TSFR3M + 4.750%), 8.421%, 1/24/39(E)	241,633
632,000	Clermont Park CLO Ltd. (Cayman Islands), Ser 2025-1A, Class M, 144a, 0.897%, 4/24/38(F)	12,186
632,000	Clermont Park CLO Ltd. (Cayman Islands), Ser 2025-1A, Class SUB, 144a, 12.150%, 4/24/38(F)	348,859
250,000	Diameter Capital CLO 3 Ltd., Ser 2022-3A, Class SUB, 144a, 4/15/2122(F)	164,940
500,000	Diameter Capital CLO 9 Ltd. (Cayman Islands), Ser 2025-9A, Class SUB, 144a, 4/20/38(F)	365,746
650,000	Dryden 98 CLO Ltd. (Cayman Islands), Ser 2022-98X, Class SUB, 12.681%, 4/20/35(F)	174,051
1,945,000	Elmwood CLO 24 Ltd. (Cayman Islands), Ser 2023-3A, Class SUB, 144a, 12.598%, 12/11/33(F)	821,745
250,000	Elmwood CLO 26 Ltd. (Cayman Islands), Ser 2024-1A, Class ER, 144a, (TSFR3M + 6.180%), 9.866%, 4/18/39(E)	250,000
250,000	Elmwood CLO 42 Ltd. (Cayman Islands), Ser 2025-5A, Class E, 144a, (TSFR3M + 6.500%), 10.168%, 3/31/38(E)	248,168
760,000	Elmwood CLO 44 Ltd. (Cayman Islands), Ser 2025-7A, Class SUB, 144a, 10/20/38(F)	564,438
250,000	Elmwood CLO 46 Ltd. (Cayman Islands), Ser 2025-9A, Class E, 144a, (TSFR3M + 5.000%), 8.683%, 1/17/39(E)	243,916
588,235	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 7.674%, 1/20/34(F)	82,793
750,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class SUB, 144a, 9.198%, 10/22/34(F)	127,128
75,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class Y, 144a, 9.524%, 10/22/34(F)	15,899
250,000	Invesco US CLO Ltd. (Jersey), Ser 2023-2A, Class ER, 144a, (TSFR3M + 7.880%), 11.550%, 4/21/38(E)	240,245
250,000	KKR CLO 32 Ltd. (Cayman Islands), Ser 32A, Class SUB, 144a, 4/15/37(F)	82,369

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 3.8% (Continued)
$ 900,000	KKR CLO 53 Ltd. (Cayman Islands), Ser 2024-53A, Class SUB, 144a, 20.112%, 1/15/38(F)	$ 554,721
250,000	KKR CLO 59 Ltd. (Cayman Islands), Ser 2025-59A, Class E, 144a, (TSFR3M + 5.350%), 9.028%, 1/15/39(E)	243,154
875,000	Madison Park Funding LIII Ltd. (Cayman Islands), Ser 2022-53A, Class SUB, 144a, 10.727%, 4/21/35(F)	155,133
227,540	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59A, Class SUB, 144a, 13.278%, 4/18/37(F)	63,546
1,000,000	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59X, Class SUB, 13.278%, 4/18/37(F)	279,275
250,000	Madison Park Funding LXIII Ltd. (Cayman Islands), Ser 2023-63A, Class SUB, 144a, 5.241%, 7/21/38(F)	124,279
420,000	Madison Park Funding LXXII Ltd. (Cayman Islands), Ser 2025-72A, Class SUB, 144a, 9.633%, 7/23/38(F)	314,093
250,000	Madison Park Funding LXXV Ltd. (Cayman Islands), Ser 2025-75A, Class E, 144a, (TSFR3M + 5.100%), 8.762%, 1/17/39(E)	241,740
640,000	Madison Park Funding LXXV Ltd. (Cayman Islands), Ser 2025-75A, Class SUB, 144a, 1/17/39(F)	520,794
300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(F)	2,268
2,383,335	Madison Park Funding XVII Ltd. (Cayman Islands), Ser 2015-17A, Class SUB, 144a, 1.363%, 7/21/45(F)	152,774
250,000	Madison Park Funding XVII Ltd. (Cayman Islands), Ser 2015-17X, Class SUB, 1.365%, 7/21/30(F)	16,025
2,174,329	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 11.581%, 1/15/33(F)	651,007
678,700	Madison Park Funding XXX Ltd. (Cayman Islands), Ser 2018-30A, Class SUB, 144a, 5.725%, 7/16/27(F)	194,264
500,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 7.745%, 7/23/37(F)	119,925
688,936	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 12.031%, 4/15/37(F)	209,323
686,239	Madison Park Funding XXXVIII Ltd. (Cayman Islands), Ser 2021-38A, Class SUB, 144a, 10.047%, 10/17/38(F)	278,537
250,000	Magnetite LI Ltd. (Cayman Islands), Ser 2025-51A, Class E, 144a, (TSFR3M + 4.600%), 8.492%, 10/25/38(E)	243,975
610,000	Magnetite LI Ltd. (Cayman Islands), Ser 2025-51A, Class SUB, 144a, 1.643%, 10/25/38(F)	461,621
500,000	Magnetite LV Ltd. (Cayman Islands), Ser 2026-55A, Class SUB, 144a, 4/15/39(F)	450,000
250,000	Magnetite Xlii Ltd., Ser 2024-42A, Class SUB, 144a, 2.675%, 1/25/38(F)	154,165
250,000	Magnetite XLIII Ltd. (Cayman Islands), Ser 2025-43A, Class E, 144a, (TSFR3M + 6.500%), 10.172%, 7/15/38(E)	248,167
250,000	Magnetite XLIII Ltd. (Cayman Islands), Ser 2025-43A, Class SUB, 144a, 7/15/38(F)	164,360
530,000	Magnetite XLVIII Ltd. (Cayman Islands), Ser 2025-48A, Class SUB, 144a, 4.768%, 10/15/38(F)	369,300
250,000	Magnetite XXVII Ltd. (Cayman Islands), Ser 2020-27A, Class ERR, 144a, (TSFR3M + 4.750%), 8.418%, 10/20/38(E)	244,873
250,000	Magnetite XXVIII Ltd. (Cayman Islands), Ser 2020-28A, Class SUB, 144a, 6.658%, 1/20/35(F)	129,459
250,000	Magnetite XXXVII Ltd. (Cayman Islands), Ser 2023-37A, Class ER, 144a, (TSFR3M + 4.700%), 8.368%, 10/25/38(E)	243,330
Principal Amount		Market Value
	Asset-Backed Securities — 3.8% (Continued)
$ 610,000	OCP CLO Ltd. (Cayman Islands), Ser 2015-10A, Class SUB, 144a, 1.927%, 1/26/38(F)	$ 216,285
250,000	OCP CLO Ltd. (Cayman Islands), Ser 2016-11A, Class ER3, 144a, (TSFR3M + 5.250%), 8.918%, 7/26/38(E)	242,111
534,000	OCP CLO Ltd. (Cayman Islands), Ser 2018-15A, Class SUB, 144a, 3.893%, 7/20/31(F)	185,132
250,000	OCP CLO Ltd. (Cayman Islands), Ser 2022-24A, Class SUB, 144a, 2.436%, 10/20/37(F)	107,090
450,000	OCP CLO Ltd. (Cayman Islands), Ser 2025-48A, Class SUB, 144a, 1.559%, 12/15/38(F)	358,891
250,000	Octagon 61 Ltd. (Cayman Islands), Ser 2023-2A, Class ER, 144a, (TSFR3M + 7.890%), 11.558%, 4/20/38(E)	242,996
1,166,666	Octagon 63 Ltd. (Cayman Islands), Ser 2024-2A, Class E, 144a, (TSFR3M + 6.500%), 10.168%, 7/20/37(E)	1,133,849
250,000	OHA Credit Funding 16-R Ltd. (Cayman Islands), Ser 2023-16RA, Class E, 144a, (TSFR3M + 4.600%), 8.268%, 10/20/38(E)	241,742
730,000	OHA Credit Partners XII Ltd. (Cayman Islands), Ser 2015-12A, Class SUB, 144a, 10.371%, 4/23/37(F)	290,171
389,058	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 11.854%, 7/20/37(F)	178,329
2,228,382	Pixley Park CLO Ltd. (Cayman Islands), Ser 2024-1A, Class M, 144a, 0.623%, 1/15/37(F)	89,039
2,228,382	Pixley Park CLO Ltd. (Cayman Islands), Ser 2024-1A, Class SUB, 144a, 6.877%, 1/15/37(F)	1,052,471
250,000	RR 18 Ltd. (Cayman Islands), Ser 2021-18A, Class DR, 144a, (TSFR3M + 4.900%), 8.572%, 7/15/40(E)	245,032
3,999,999	RR 26 Ltd. (Cayman Islands), Ser 2023-26A, Class SUB, 144a, 12.281%, 4/15/2123(F)	2,251,403
300,000	RR 28 Ltd. (Cayman Islands), Ser 2024-28RA, Class DR2, 144a, (TSFR3M + 6.100%), 9.781%, 4/15/41(E)	295,566
490,000	RR 29 Ltd. (Cayman Islands), Ser 2024-29RA, Class SUB, 144a, 5.212%, 7/15/39(F)	244,540
350,000	RR 31 Ltd. (Cayman Islands), Ser 2024-31A, Class SUB, 144a, 6.605%, 10/15/39(F)	238,988
250,000	RR 42 Ltd. (Cayman Islands), Ser 2025-42A, Class DR, 144a, (TSFR3M + 5.100%), 8.772%, 10/15/40(E)	239,037
250,000	Sixth Street CLO 29 Ltd. (Cayman Islands), Ser 2025-29A, Class SUB, 144a, 8.638%, 7/17/38(F)	171,875
250,000	Sixth Street CLO 31 Ltd. (Cayman Islands), Ser 2025-31A, Class E, 144a, (TSFR3M + 4.700%), 8.374%, 1/17/39(E)	240,816
590,000	Sixth Street CLO 31 Ltd. (Cayman Islands), Ser 2025-31A, Class SUB, 144a, 0.700%, 1/17/39(F)	495,604
250,000	Sixth Street CLO 32 Ltd. (Cayman Islands), Ser 2026-32A, Class E, 144a, (TSFR3M + 6.000%), 9.663%, 4/21/39(E)	249,913
250,000	Sixth Street CLO XVI Ltd. (Cayman Islands), Ser 2020-16A, Class SUB, 144a, 0.335%, 10/20/32(F)	144,726
920,000	Storm King Park CLO Ltd. (Jersey), Ser 2022-1A, Class M, 144a, 1.156%, 10/15/37(F)	17,773
920,000	Storm King Park CLO Ltd. (Jersey), Ser 2022-1A, Class SUB, 144a, 15.947%, 10/15/37(F)	390,753
250,000	Trimaran CAVU Ltd. (Cayman Islands), Ser 2025-2A, Class E, 144a, (TSFR3M + 5.750%), 9.420%, 3/18/38(E)	242,319
261,000	Voya CLO Ltd., Ser 2022-3A, Class ER2, 144a, (TSFR3M + 4.750%), 8.418%, 10/20/36(E)	247,602

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 3.8% (Continued)
$ 250,000	Voya CLO Ltd. (Cayman Islands), Ser 2024-2A, Class E, 144a, (TSFR3M + 6.050%), 9.718%, 7/20/37(E)	$ 249,118
140,479	Voya CLO Ltd. (Cayman Islands), Ser 2025-2A, Class E, 144a, (TSFR3M + 6.250%), 9.922%, 7/15/38(E)	139,700
481,000	Voya CLO Ltd. (Cayman Islands), Ser 2025-2A, Class SUB, 144a, 7.382%, 7/15/38(F)	378,995
	Total Asset-Backed Securities	$33,834,842
Shares
	Common Stocks — 2.3%
	Utilities — 1.0%
480,457	Enviva, Inc./Private Equity*	8,648,226
	Financials — 0.8%
431	AIMCO CLO 30, Ltd. / CLO Warehouse(G)*	43,125
216	AIMCO CLO 30, Ltd. / CLO Warehouse(G)*	21,562
783	Magnetite LV, Ltd./ CLO Warehouse(G)*	78,333
2,350	Magnetite LV, Ltd./ CLO Warehouse(G)*	235,000
975,250	Yeoman Capital NPV*	7,226,753
		7,604,773
	Information Technology — 0.3%
147,833	Avaya Holdings Corp.*	2,106,620
3,915	Avaya Holdings Corp., 144A shares*	55,789
2,011	Avaya Holdings Corp., A shares*	28,657
4,968	Avaya Holdings Corp., Reg S shares*	70,794
		2,261,860
	Consumer Staples — 0.1%
61,282	Pretium PKG Holdings, Inc./Private Equity*	1,143,951
	Health Care — 0.1%
7,366	CHPPR Holdings, Inc.*	957,580
	Industrials — 0.0%
15,000	Ardagh Holdings SA*	117,030
165,897	Spirit Aviation Holdings, Inc.*†	41,474
		158,504
	Energy — 0.0%
14,309	AFG Holdings, Inc.*	143
187,384	Tribune Resources, Inc.(G)*	0
		143
	Total Common Stocks	$20,775,037
	Investment Funds — 0.4%
616,146	Eagle Point Credit Co., Inc.±	2,316,709
161,192	Oxford Lane Capital Corp.±	1,576,458
	Total Investment Funds	$3,893,167
	Warrants — 0.3%
	Health Care — 0.3%
11,678	CHPPR Holdings, Inc. 4(A)(2)DOT Warrant*	1,518,140
6,685	CHPPR Holdings, Inc. 1145 DOT Warrant*	869,050
9,949	CHPPR Holdings, Inc., Class B, Exp 6/28/29*	298,470
4,713	CHPPR Holdings, Inc., Class A, Exp 6/28/29*	94,260
		2,779,920
	Industrials — 0.0%
19,984	Spirit Airlines LLC*	2,598
	Total Warrants	$2,782,518
Number of Contracts		Notional Amount	MarketValue
	Purchased Options — 0.0%
	Purchased Call Options — 0.0%
200	Chicago Board Options Exchange Volatility Index, Strike @30.00, Exp 04/26	$20,000	$ 27,200
	Total Purchased Options		$27,200
Shares
	Short-Term Investment Funds — 7.8%
10,007,211	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	10,007,211
60,629,936	Invesco Government & Agency Portfolio, Institutional Class, 3.58%∞Ω**	60,629,936
	Total Short-Term Investment Funds	$70,637,147
	Total Long Positions—105.0% (Cost $968,779,570)	$949,276,895
Number of Contracts		Notional Amount
	Written Options — (0.0)%
	Written Call Options — (0.0)%
200	Chicago Board Options Exchange Volatility Index, Strike @40.00, Exp 04/26	$20,000	(12,400)
	Total Written Options (Premiums received $16,000)		$(12,400)
	Total Investment Securities—105.0%		$949,264,495
	Liabilities in Excess of Other Assets — (5.0%)		(45,249,745)
	Net Assets — 100.0%		$904,014,750
(A)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(B)	The issuer is in default of certain debt covenants. Income is not being accrued.
(C)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of March 31, 2026.
(D)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(E)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2026.
(F)	CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. Rate shown is the current yield as of March 31, 2026 and is based on income received over the trailing twelve months. The estimated yield may ultimately not be realized. If a position has no income over the trailing twelvemonths, a yield cannot be estimated.
(G)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
±	Closed-end Fund.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2026 was $58,912,646.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
ICE – Intercontinental Exchange, Inc.
LLC – Limited Liability Company
LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $689,964,309 or 76.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$740,313,165	$—	$740,313,165
Bank Loans	—	77,013,819	—	77,013,819
Asset-Backed Securities	—	33,834,842	—	33,834,842
Common Stocks	41,474	20,355,543	378,020	20,775,037
Investment Funds	3,893,167	—	—	3,893,167
Warrants	—	2,782,518	—	2,782,518
Purchased Call Options
Equity contracts	27,200	—	—	27,200
Short-Term Investment Funds	70,637,147	—	—	70,637,147
Other Financial Instruments
Foreign currency exchange contracts	—	17,911	—	17,911
Total Assets	$74,598,988	$874,317,798	$378,020	$949,294,806
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(10,405)	$—	$(10,405)
Written Call Options
Equity contracts	(12,400)	—	—	(12,400)
Foreign currency exchange contracts	—	(49,515)	—	(49,515)
Total Liabilities	$(12,400)	$(59,920)	$—	$(72,320)
Total	$74,586,588	$874,257,878	$378,020	$949,222,486

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Centrally Cleared Credit  Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Payment Frequency	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	12/20/28	$569,250	5.000%	Quarterly	ICE	Markit CDX North America High Yield Series 41 5Y Index	$(29,062)	$(18,657)	$(10,405)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Appreciation/(Depreciation)
Wells Fargo	6/15/2026	USD	20,073,157	EUR	17,349,127	$(49,515)
Wells Fargo	6/15/2026	USD	2,017,578	GBP	1,511,119	17,911
						$(31,604)
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Dividend Equity Fund – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 99.3%
	Information Technology — 20.4%
67,702	Accenture PLC - Class A	$ 13,424,630
105,385	Analog Devices, Inc.	33,527,184
185,871	Apple, Inc.	47,172,201
184,076	Broadcom, Inc.	56,973,363
472,516	Cisco Systems, Inc.	36,662,516
114,804	International Business Machines Corp.	27,827,342
22,351	KLA Corp.	32,909,836
245,279	Microchip Technology, Inc.	15,847,476
71,365	Micron Technology, Inc.	24,109,952
199,215	Microsoft Corp.	73,743,416
141,832	Oracle Corp.	20,864,905
106,624	Qnity Electronics, Inc.	12,302,277
173,669	QUALCOMM, Inc.	22,365,094
100,419	Salesforce, Inc.	18,745,215
162,501	Texas Instruments, Inc.	31,547,944
		468,023,351
	Financials — 14.9%
82,246	Arthur J Gallagher & Co.	17,812,839
748,371	Bank of America Corp.	36,483,086
28,830	Blackrock, Inc.	27,726,099
306,653	Charles Schwab Corp. (The)	28,819,249
208,194	Citigroup, Inc.	23,611,281
27,942	Goldman Sachs Group, Inc. (The)	23,638,653
91,923	JPMorgan Chase & Co.	27,040,070
122,818	Morgan Stanley	20,212,158
180,808	Principal Financial Group, Inc.	16,292,609
159,293	T Rowe Price Group, Inc.	14,358,671
459,140	Truist Financial Corp.	21,106,666
501,676	US Bancorp	26,092,169
96,989	Visa, Inc. - Class A	29,313,955
353,684	Wells Fargo & Co.	28,156,783
		340,664,288
	Health Care — 12.5%
89,418	AbbVie, Inc.	19,447,521
40,227	Amgen, Inc.	14,153,870
130,742	Becton Dickinson & Co.	20,556,565
450,120	Bristol-Myers Squibb Co.	27,299,778
320,466	CVS Health Corp.	23,015,868
19,353	Eli Lilly & Co.	17,800,309
203,995	Johnson & Johnson	49,864,538
350,059	Medtronic PLC	30,332,612
285,877	Merck & Co., Inc.	34,388,144
900,866	Pfizer, Inc.	25,296,317
69,658	UnitedHealth Group, Inc.	18,848,758
17,695	Waters Corp.*	5,269,571
		286,273,851
	Industrials — 9.7%
160,520	3M Co.	23,312,320
91,180	Automatic Data Processing, Inc.	18,525,952
39,324	Caterpillar, Inc.	27,859,481
48,697	Deere & Co.	27,431,020
43,718	Lockheed Martin Corp.	26,422,722
149,728	Paychex, Inc.	13,792,943
137,705	RTX Corp.	26,563,295
421,558	Southwest Airlines Co.	15,837,934
268,989	Stanley Black & Decker, Inc.	19,114,358
95,500	Union Pacific Corp.	23,170,210
		222,030,235
Shares		Market Value
	Common Stocks — 99.3% (Continued)
	Communication Services — 8.8%
143,350	Alphabet, Inc. - Class C	$ 41,121,381
1,047,865	AT&T, Inc.	30,377,606
788,916	Comcast Corp. - Class A	22,649,778
160,504	Fox Corp. - Class A	9,373,434
48,085	Meta Platforms, Inc. - Class A	27,510,871
193,492	Omnicom Group, Inc.	14,571,883
659,576	Verizon Communications, Inc.	33,110,715
243,973	Walt Disney Co. (The)	23,514,118
		202,229,786
	Energy — 7.4%
208,123	Chevron Corp.	43,060,649
324,364	Exxon Mobil Corp.	55,031,596
883,172	Kinder Morgan, Inc.	29,612,757
111,240	Phillips 66	20,265,703
85,995	Valero Energy Corp.	21,247,645
		169,218,350
	Consumer Staples — 7.3%
112,634	Constellation Brands, Inc. - Class A	16,895,100
126,813	Dollar General Corp.	15,056,507
177,371	PepsiCo, Inc.	27,543,943
206,055	Philip Morris International, Inc.	34,069,134
242,451	Procter & Gamble Co. (The)	35,019,622
273,241	Sysco Corp.	19,490,281
161,101	Target Corp.	19,525,441
		167,600,028
	Consumer Discretionary — 6.2%
2,882	Booking Holdings, Inc.	12,134,142
103,598	Home Depot, Inc. (The)	34,072,346
358,188	Las Vegas Sands Corp.	19,299,169
90,021	McDonald's Corp.	27,977,627
219,319	NIKE, Inc. - Class B	11,584,430
161,298	Starbucks Corp.	14,450,688
148,722	Yum! Brands, Inc.	23,123,296
		142,641,698
	Utilities — 4.9%
205,584	Duke Energy Corp.	26,919,169
252,809	Entergy Corp.	28,405,619
331,163	NextEra Energy, Inc.	30,758,420
274,300	Southern Co. (The)	26,475,436
		112,558,644
	Materials — 3.8%
64,120	Air Products & Chemicals, Inc.	18,626,219
279,162	International Flavors & Fragrances, Inc.	20,253,203
50,198	Linde PLC	24,886,161
69,413	Sherwin-Williams Co. (The)	22,250,337
		86,015,920
	Real Estate — 3.4%
236,685	Alexandria Real Estate Equities, Inc. REIT	10,986,918
154,044	American Tower Corp. REIT	26,584,914
79,038	AvalonBay Communities, Inc. REIT	12,910,857
93,986	Prologis, Inc. REIT	12,423,069
82,108	Simon Property Group, Inc. REIT	15,315,605
		78,221,363
	Total Common Stocks	$2,275,477,514

Touchstone Dividend Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 0.7%
17,014,207	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	$ 17,014,207
	Total Investment Securities—100.0% (Cost $1,844,856,778)	$2,292,491,721
	Liabilities in Excess of Other Assets — (0.0%)	(382,612)
	Net Assets — 100.0%	$2,292,109,109
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,275,477,514	$—	$—	$2,275,477,514
Short-Term Investment Fund	17,014,207	—	—	17,014,207
Total	$2,292,491,721	$—	$—	$2,292,491,721
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone High Yield Fund – March 31, 2026 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 94.7%
	Communication Services — 15.2%
$ 108,000	Altice France Lux 3 / Altice Holdings 1 (Luxembourg), 144a, 10.000%, 1/15/33	$ 98,113
395,771	Altice France SA (France), 144a, 6.500%, 4/15/32	374,021
339,939	Altice France SA (France), 144a, 6.875%, 7/15/32	322,102
1,010,000	Cable One, Inc., 1.125%, 3/15/28	759,520
1,605,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	1,461,690
484,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	485,449
315,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31†	319,939
360,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	211,487
256,000	CSC Holdings LLC, 144a, 11.250%, 5/15/28	209,138
1,268,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	448,991
1,073,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	407,588
200,000	CSC Holdings LLC, 144a, 11.750%, 1/31/29	144,546
518,000	Directv Financing LLC, 144a, 8.875%, 2/1/30	515,586
75,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 5.875%, 8/15/27	74,808
428,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	436,765
1,075,000	GCI LLC, 144a, 4.750%, 10/15/28	1,034,367
906,000	Gray Media, Inc., 144a, 5.375%, 11/15/31	667,398
570,000	LCPR Senior Secured Financing DAC, 144a, 6.750%, 10/15/27	380,296
302,298	Level 3 Financing, Inc., 144a, 6.875%, 6/30/33	307,776
261,849	Level 3 Financing, Inc., 144a, 7.000%, 3/31/34	267,675
517,000	Midcontinent Communications, 144a, 8.000%, 8/15/32	481,026
1,068,000	Neptune Bidco US, Inc., 144a, 9.290%, 4/15/29	1,069,842
256,000	Neptune Bidco US, Inc., 144a, 10.375%, 5/15/31†	258,091
559,000	Nexstar Media, Inc., 144a, 6.500%, 9/15/33	563,526
533,000	Paramount Global, 7.875%, 7/30/30	556,358
230,000	Sinclair Television Group, Inc., 144a, 8.125%, 2/15/33	233,810
1,043,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	992,370
258,000	Univision Communications, Inc., 144a, 8.000%, 8/15/28	261,595
770,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31	773,758
1,498,000	Zegona Finance PLC (United Kingdom), 144a, 8.625%, 7/15/29	1,569,227
1,116,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	1,049,111
		16,735,969
	Consumer Discretionary — 14.7%
803,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	777,522
1,155,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	1,118,140
1,557,000	Carnival Corp., 144a, 5.875%, 6/15/31	1,576,187
1,239,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,174,822
99,000	Champ Acquisition Corp., 144a, 8.375%, 12/1/31	103,742
1,013,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	1,001,132
375,000	Discovery Global Holdings, Inc., 5.050%, 3/15/42	248,235
1,357,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33†	1,189,478
828,000	HNI Corp., 144a, 5.125%, 1/18/29	792,231
1,042,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	1,055,737
691,000	LGI Homes, Inc., 144a, 8.750%, 12/15/28	706,722
1,000,000	Michaels Cos., Inc. (The), 144a, 11.000%, 3/15/34	925,449
988,000	QXO Building Products, Inc., 144a, 6.750%, 4/30/32	1,004,491
1,101,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	1,096,502
612,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	571,037
656,000	Upbound Group, Inc., 144a, 6.375%, 2/15/29	635,610
1,212,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	1,258,292
1,000,000	Wabash National Corp., 144a, 4.500%, 10/15/28†	875,587
		16,110,916
Principal Amount		Market Value
	Corporate Bonds — 94.7% (Continued)
	Energy — 14.4%
$1,030,000	Azule Energy Finance PLC (Angola), 144a, 8.250%, 1/22/31	$ 1,036,446
1,043,000	Bristow Group, Inc., 144a, 6.750%, 2/1/33	1,053,751
1,692,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	1,649,130
1,030,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	1,086,282
1,500,000	Energy Transfer LP, (TSFR3M + 3.279%), 6.943%, 11/1/66(A)	1,481,999
83,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.750%, 3/15/34	82,611
242,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	248,884
445,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	464,660
414,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	408,182
201,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	195,587
243,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	237,355
401,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 8.375%, 11/1/33	418,350
1,027,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	1,056,659
357,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	368,575
1,031,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	1,038,410
1,061,000	SESI LLC, 144a, 7.875%, 9/30/30	1,082,041
79,000	SM Energy Co., 144a, 8.625%, 11/1/30	83,339
488,000	SM Energy Co., 144a, 6.625%, 4/15/34	488,099
524,000	SM Energy Co., 144a, 7.000%, 8/1/32†	533,838
437,000	Sunoco LP, 144a, 5.875%, 3/15/34	432,061
500,000	Tidewater, Inc., 144a, 9.125%, 7/15/30	532,127
1,074,000	Venture Global LNG, Inc., 144a, 8.125%, 6/1/28	1,098,342
806,000	Venture Global LNG, Inc., 144a, 9.000%(B)†	802,301
		15,879,029
	Financials — 11.1%
772,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	775,458
1,572,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 6.852%, 8/15/53(A)	1,571,514
1,028,000	Asurion LLC / Asurion Co-Issuer, Inc., 144a, 8.000%, 12/31/32	1,064,733
946,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	980,187
312,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	303,067
244,000	CrossCountry Intermediate HoldCo LLC, 144a, 6.500%, 10/1/30	232,137
742,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	784,325
320,000	Freedom Mortgage Holdings LLC, 144a, 6.875%, 5/1/31	299,201
848,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	862,560
922,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	855,760
624,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 6.625%, 10/15/31	595,216
707,000	Navient Corp., 5.000%, 3/15/27	691,078
121,000	Navient Corp., 7.875%, 6/15/32†	107,830
228,000	OneMain Finance Corp., 4.000%, 9/15/30	205,893
182,000	OneMain Finance Corp., 6.625%, 5/15/29	182,176
394,000	OneMain Finance Corp., 7.500%, 5/15/31	396,059
414,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	382,758
198,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	202,455

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 94.7% (Continued)
	Financials — 11.1% (Continued)
$ 964,000	PRA Group, Inc., 144a, 8.875%, 1/31/30	$ 973,659
529,000	Rocket Cos., Inc., 144a, 7.125%, 2/1/32	545,143
254,000	SBL Holdings, Inc., 144a, 9.508%(B)	247,676
		12,258,885
	Consumer Staples — 9.3%
1,286,000	Albertsons Cos., Inc., 144a, 5.625%, 3/31/32	1,265,810
1,039,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	1,071,199
575,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.375%, 3/1/29	549,969
183,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	184,087
121,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.375%, 6/15/32†	120,344
1,043,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	1,069,399
686,000	Industrial F&B Investments III, Inc., 144a, 7.750%, 2/11/33	689,114
527,000	PetSmart LLC / PetSmart Finance Corp., 144a, 7.500%, 9/15/32	529,533
529,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	466,792
904,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	868,668
1,162,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	1,188,467
1,133,000	Velocity Vehicle Group LLC, 144a, 8.000%, 6/1/29	1,057,888
1,118,000	VT Topco, Inc., 144a, 8.500%, 8/15/30†	1,138,062
		10,199,332
	Industrials — 8.8%
778,000	Brundage-Bone Concrete Pumping Holdings, Inc., 144a, 7.500%, 2/1/32	785,827
697,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.875%, 11/15/29	652,230
938,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	811,370
308,000	FTAI Aviation Investors LLC, 144a, 7.000%, 6/15/32	315,688
1,165,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	1,127,901
537,000	Madison IAQ LLC, 144a, 5.875%, 6/30/29	526,514
1,049,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	1,095,078
923,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31†	879,314
676,000	RXO, Inc., 144a, 6.375%, 5/15/31	648,440
1,106,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	1,079,866
678,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	705,184
1,160,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.649%, 2/15/42(A)	1,038,854
		9,666,266
	Health Care — 7.0%
592,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	563,533
293,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	280,714
330,000	AdaptHealth LLC, 144a, 6.125%, 8/1/28	329,190
1,229,000	AHP Health Partners, Inc., 144a, 5.750%, 7/15/29	1,215,387
850,000	DaVita, Inc., 144a, 6.750%, 7/15/33	864,198
200,000	GENMAB A/S/GENMAB FINANCE LLC (Denmark), 144a, 6.250%, 12/15/32	204,478
278,000	GENMAB A/S/GENMAB FINANCE LLC (Denmark), 144a, 7.250%, 12/15/33	290,881
639,000	Global Medical Response, Inc., 144a, 7.375%, 10/1/32	663,563
1,128,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	1,090,297
857,000	National Mentor Holdings, Inc., 144a, 10.500%, 12/15/30	884,682
551,000	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144a, 4.125%, 4/30/28	534,934
Principal Amount		Market Value
	Corporate Bonds — 94.7% (Continued)
	Health Care — 7.0% (Continued)
$ 295,000	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144a, 5.125%, 4/30/31	$ 240,098
586,000	Select Medical Corp., 144a, 6.250%, 12/1/32†	555,549
		7,717,504
	Utilities — 6.3%
1,178,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	1,145,701
1,069,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54	1,083,790
1,110,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.021%, 10/1/66(A)	970,191
255,000	PacifiCorp, 7.125%, 8/15/56	240,858
790,000	PacifiCorp, 7.375%, 9/15/55	750,319
1,099,000	PPL Capital Funding, Inc., Ser A, (TSFR3M + 2.927%), 6.627%, 3/30/67(A)	1,084,203
594,000	Sempra, 4.125%, 4/1/52	577,668
1,283,000	South Jersey Industries, Inc., 5.020%, 4/15/31	1,120,816
		6,973,546
	Materials — 3.5%
998,000	Celanese US Holdings LLC, 7.379%, 7/15/32	1,041,716
739,000	Cerdia Finanz GmbH (Germany), 144a, 9.375%, 10/3/31	732,002
1,041,000	INEOS Finance PLC (Luxembourg), 144a, 6.750%, 5/15/28	1,006,172
1,175,000	Magnera Corp., 144a, 4.750%, 11/15/29†	1,059,507
		3,839,397
	Information Technology — 3.4%
484,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	457,778
498,000	Cloud Software Group, Inc., 144a, 9.000%, 9/30/29	478,176
1,071,000	Consensus Cloud Solutions, Inc., 144a, 6.500%, 10/15/28	1,060,950
448,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	400,234
560,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	538,840
798,000	Science Applications International Corp., 144a, 5.875%, 11/1/33	778,373
		3,714,351
	Real Estate — 1.0%
91,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	88,665
984,000	Iron Mountain, Inc. REIT, 144a, 5.625%, 7/15/32	954,763
		1,043,428
	Total Corporate Bonds	$104,138,623
	Bank Loans — 1.8%(C)
	Consumer Discretionary — 1.8%
1,000,000	AP Core Holdings II LLC, Term B-2 Loans, 9.286%, 9/01/27(D)	972,030
1,000,000	Tenneco Inc., Term B Loans, (3M SOFR + 5.100%), 8.952%, 11/17/28	973,230
Shares
	Common Stocks — 0.1%
	Communication Services — 0.1%
451	Altice Luxembourg SA (Luxembourg)*	6,516
9,086	Altice Luxembourg SA (Luxembourg)*	151,230
	Total Common Stocks	$157,746

Touchstone High Yield Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Funds — 9.4%
2,815,296	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	$ 2,815,296
7,560,819	Invesco Government & Agency Portfolio, Institutional Class, 3.58%∞Ω**	7,560,819
	Total Short-Term Investment Funds	$10,376,115
	Total Investment Securities—106.0% (Cost $119,199,993)	$116,617,744
	Liabilities in Excess of Other Assets — (6.0%)	(6,616,846)
	Net Assets — 100.0%	$110,000,898
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2026.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of March 31, 2026.
(D)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2026 was $7,328,594.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
DAC – Designated Activity Company
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $86,854,708 or 79.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$104,138,623	$—	$104,138,623
Bank Loans	—	1,945,260	—	1,945,260
Common Stocks	—	157,746	—	157,746
Short-Term Investment Funds	10,376,115	—	—	10,376,115
Total	$10,376,115	$106,241,629	$—	$116,617,744
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Fund – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 97.6%
	Industrials — 26.3%
1,822,637	AerCap Holdings NV (Ireland)	$ 250,029,344
1,748,244	Allison Transmission Holdings, Inc.	204,649,442
1,144,831	Armstrong World Industries, Inc.	188,668,149
2,508,709	Copart, Inc.*	83,289,139
260,377	Lennox International, Inc.	120,848,777
483,557	Old Dominion Freight Line, Inc.	94,487,038
1,029,108	Otis Worldwide Corp.	79,323,644
520,754	UniFirst Corp.	131,016,499
		1,152,312,032
	Financials — 14.6%
3,583,280	Ally Financial, Inc.	140,572,074
748,067	Cincinnati Financial Corp.	117,708,343
2,000,354	Fidelity National Information Services, Inc.	93,836,606
810,061	M&T Bank Corp.	167,455,810
2,074,748	Moelis & Co. - Class A	118,260,636
		637,833,469
	Consumer Discretionary — 12.3%
1,835,036	Churchill Downs, Inc.	164,841,284
330,638	Domino's Pizza, Inc.	118,629,608
367,834	Pool Corp.	74,423,853
2,446,715	Somnigroup International, Inc.	180,861,173
		538,755,918
	Health Care — 11.6%
10,105,095	Avantor, Inc.*	79,223,945
2,037,551	Bruker Corp.	73,596,342
1,727,579	Cooper Cos., Inc. (The)*	123,521,898
615,812	STERIS PLC	136,174,508
326,505	Waters Corp.*	97,233,189
		509,749,882
	Materials — 11.1%
760,466	AptarGroup, Inc.	95,833,925
2,091,279	Ball Corp.	123,615,502
190,117	NewMarket Corp.	121,855,491
533,153	Vulcan Materials Co.	145,177,562
		486,482,480
	Information Technology — 10.0%
1,872,233	Entegris, Inc.	219,500,597
764,598	Keysight Technologies, Inc.*	215,899,537
		435,400,134
Shares		Market Value
	Common Stocks — 97.6% (Continued)
	Consumer Staples — 8.9%
2,103,678	Dollar Tree, Inc.*	$ 230,373,778
1,368,012	Lamb Weston Holdings, Inc.	57,812,187
1,016,709	Post Holdings, Inc.*	100,511,852
		388,697,817
	Real Estate — 2.8%
913,385	CBRE Group, Inc. - Class A*	123,727,132
	Total Common Stocks	$4,272,958,864
	Short-Term Investment Fund — 2.5%
108,414,484	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	108,414,484
	Total Investment Securities—100.1% (Cost $3,344,237,295)	$4,381,373,348
	Liabilities in Excess of Other Assets — (0.1%)	(6,195,283)
	Net Assets — 100.0%	$4,375,178,065
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,272,958,864	$—	$—	$4,272,958,864
Short-Term Investment Fund	108,414,484	—	—	108,414,484
Total	$4,381,373,348	$—	$—	$4,381,373,348
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Value Fund – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 99.5%
	Industrials — 19.8%
46,747	AerCap Holdings NV (Ireland)	$ 6,412,753
50,560	Clean Harbors, Inc.*	14,497,069
43,614	Dover Corp.	9,091,338
166,486	Genpact Ltd.	6,201,604
117,074	Hexcel Corp.	9,474,799
24,159	L3Harris Technologies, Inc.	8,338,479
42,654	Leidos Holdings, Inc.	6,633,550
6,080	Parker-Hannifin Corp.	5,443,059
83,177	Regal Rexnord Corp.	15,575,725
15,118	Snap-on, Inc.	5,491,160
54,508	WESCO International, Inc.	14,914,479
37,284	Westinghouse Air Brake Technologies Corp.	9,317,644
		111,391,659
	Financials — 15.7%
25,708	Allstate Corp. (The)	5,330,297
179,758	Ally Financial, Inc.	7,051,906
78,591	American International Group, Inc.	5,913,973
11,730	Ameriprise Financial, Inc.	5,212,812
438,722	Blue Owl Capital, Inc.†	4,005,532
28,533	Evercore, Inc. - Class A	8,517,386
477,985	First Horizon Corp.	10,878,938
53,948	Reinsurance Group of America, Inc.	11,014,024
65,527	SouthState Bank Corp.	6,062,558
359,788	Starwood Property Trust, Inc. REIT	6,195,549
150,245	Webster Financial Corp.	10,430,008
27,403	Willis Towers Watson PLC	7,966,052
		88,579,035
	Information Technology — 14.0%
112,975	Akamai Technologies, Inc.*	12,975,179
47,483	EPAM Systems, Inc.*	6,429,198
71,889	Keysight Technologies, Inc.*	20,299,297
27,444	Lumentum Holdings, Inc.*	19,286,545
177,044	Microchip Technology, Inc.	11,438,813
61,240	PTC, Inc.*	8,726,088
		79,155,120
	Utilities — 9.1%
178,349	CenterPoint Energy, Inc.	7,697,543
69,903	DTE Energy Co.	10,221,217
93,766	Entergy Corp.	10,535,548
119,044	Evergy, Inc.	9,752,084
59,013	WEC Energy Group, Inc.	6,831,935
82,008	Xcel Energy, Inc.	6,514,715
		51,553,042
	Health Care — 8.6%
80,240	Agilent Technologies, Inc.	9,145,755
27,545	Cencora, Inc.	8,652,986
98,050	Encompass Health Corp.	9,484,377
137,824	Envista Holdings Corp.*	3,496,595
11,664	Humana, Inc.	2,022,421
34,603	Labcorp Holdings, Inc.	9,232,426
74,283	Zimmer Biomet Holdings, Inc.	6,716,669
		48,751,229
	Consumer Discretionary — 8.3%
219,703	Aramark	8,906,760
95,735	BorgWarner, Inc.	5,194,581
166,473	Gentex Corp.	3,637,435
132,728	LKQ Corp.	3,898,221
16,822	Ralph Lauren Corp.	5,786,600
15,801	Royal Caribbean Cruises Ltd.	4,348,119
Shares		Market Value
	Common Stocks — 99.5% (Continued)
	Consumer Discretionary — 8.3% (Continued)
20,006	TopBuild Corp.*	$ 7,028,108
230,405	Valvoline, Inc.*	7,760,040
		46,559,864
	Energy — 7.1%
250,508	Coterra Energy, Inc.	8,802,851
43,928	Diamondback Energy, Inc.	8,688,519
469,841	Permian Resources Corp. - Class A	10,017,010
243,585	SLB Ltd.	12,517,834
		40,026,214
	Consumer Staples — 6.5%
6,302	Casey's General Stores, Inc.	4,586,974
43,800	Constellation Brands, Inc. - Class A	6,570,000
159,281	Darling Ingredients, Inc.*	9,851,530
40,815	Ingredion, Inc.	4,598,218
103,082	Lamb Weston Holdings, Inc.	4,356,245
77,686	Performance Food Group Co.*	6,654,583
		36,617,550
	Materials — 5.9%
222,074	Axalta Coating Systems Ltd.*	6,151,450
120,873	Ball Corp.	7,144,803
34,055	Eagle Materials, Inc.	6,451,719
63,829	International Flavors & Fragrances, Inc.	4,630,794
40,681	Packaging Corp. of America	8,633,322
		33,012,088
	Real Estate — 4.5%
109,587	Agree Realty Corp. REIT†	8,260,668
24,891	Essex Property Trust, Inc. REIT	6,023,622
243,853	Host Hotels & Resorts, Inc. REIT	4,672,223
50,754	Mid-America Apartment Communities, Inc. REIT	6,198,079
		25,154,592
	Total Common Stocks	$560,800,393
	Exchange-Traded Fund — 0.0%
1,395	iShares S&P Mid-Cap 400 Value ETF†	184,838
	Short-Term Investment Funds — 2.4%
2,483,491	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	2,483,491
10,855,981	Invesco Government & Agency Portfolio, Institutional Class, 3.58%∞Ω**	10,855,981
	Total Short-Term Investment Funds	$13,339,472
	Total Investment Securities—101.9% (Cost $412,648,603)	$574,324,703
	Liabilities in Excess of Other Assets — (1.9%)	(10,662,736)
	Net Assets — 100.0%	$563,661,967
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2026 was $10,607,958.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust
S&P – Standard & Poor's

Touchstone Mid Cap Value Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$560,800,393	$—	$—	$560,800,393
Exchange-Traded Fund	184,838	—	—	184,838
Short-Term Investment Funds	13,339,472	—	—	13,339,472
Total	$574,324,703	$—	$—	$574,324,703
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital International Growth Equity Fund – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 98.8%
	Switzerland — 11.2%
	Consumer Discretionary — 2.1%
51,961	On Holding AG - Class A*	$ 1,767,713
	Health Care — 5.0%
21,549	Galderma Group AG	4,235,107
	Industrials — 4.1%
5,697	VAT Group AG, 144a	3,554,027
	Total Switzerland	9,556,847
	Netherlands — 11.1%
	Financials — 2.6%
2,253	Adyen NV, 144a*	2,254,916
	Health Care — 2.5%
2,879	Argenx SE ADR*	2,102,390
	Information Technology — 6.0%
3,850	ASML Holding NV	5,085,195
	Total Netherlands	9,442,501
	Taiwan — 9.9%
	Information Technology — 9.9%
24,788	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,377,105
	Brazil — 8.6%
	Consumer Discretionary — 4.2%
2,073	MercadoLibre, Inc.*	3,584,259
	Financials — 2.2%
131,228	NU Holdings Ltd. - Class A*	1,885,746
	Industrials — 2.2%
183,914	WEG SA	1,807,948
	Total Brazil	7,277,953
	Canada — 7.8%
	Consumer Discretionary — 2.1%
14,564	Dollarama, Inc.	1,787,443
	Information Technology — 5.7%
40,715	Shopify, Inc. - Class A*	4,829,613
	Total Canada	6,617,056
	Japan — 7.7%
	Consumer Staples — 4.2%
125,500	Ajinomoto Co., Inc.	3,548,040
	Information Technology — 3.5%
8,500	Keyence Corp.	3,025,213
	Total Japan	6,573,253
	United States — 7.3%
	Communication Services — 7.3%
29,361	Liberty Media Corp.-Liberty Formula One - Class C*	2,496,272
7,705	Spotify Technology SA*	3,736,232
	Total United States	6,232,504
	Sweden — 7.0%
	Industrials — 4.8%
118,190	AddTech AB - Class B	4,055,684
	Information Technology — 2.2%
197,280	Hexagon AB - Class B	1,919,952
	Total Sweden	5,975,636
	India — 6.6%
	Consumer Discretionary — 2.2%
44,912	Titan Co. Ltd.	1,886,425
Shares		Market Value
	Common Stocks — 98.8% (Continued)
	India — (Continued)
	Financials — 4.4%
220,912	Bajaj Finance Ltd.	$ 1,866,888
234,422	HDFC Bank Ltd.	1,836,239
	Total India	5,589,552
	United Kingdom — 4.0%
	Consumer Discretionary — 1.7%
14,287	Flutter Entertainment PLC*	1,456,560
	Financials — 2.3%
59,524	3i Group PLC	1,939,947
	Total United Kingdom	3,396,507
	Italy — 3.8%
	Consumer Discretionary — 2.5%
6,230	Ferrari NV	2,108,543
	Health Care — 1.3%
82,397	Stevanato Group SpA	1,132,959
	Total Italy	3,241,502
	Singapore — 3.3%
	Consumer Discretionary — 3.3%
33,756	Sea Ltd. ADR*	2,795,334
	Germany — 3.2%
	Communication Services — 3.2%
45,889	CTS Eventim AG & Co. KGaA	2,687,752
	France — 2.7%
	Health Care — 2.7%
9,804	EssilorLuxottica SA	2,284,578
	Poland — 2.2%
	Consumer Staples — 2.2%
209,133	Dino Polska SA, 144a*	1,890,045
	South Korea — 1.7%
	Information Technology — 1.7%
2,522	SK Hynix, Inc.	1,430,895
	Australia — 0.7%
	Health Care — 0.7%
7,657	Pro Medicus Ltd.	631,066
	Total Common Stocks	$84,000,086
	Short-Term Investment Fund — 1.2%
1,036,210	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	1,036,210
	Total Investment Securities — 100.0% (Cost $74,706,620)	$85,036,296
	Other Assets in Excess of Liabilities — 0.0%	38,654
	Net Assets — 100.0%	$85,074,950
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.

Touchstone Sands Capital International Growth Equity Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $7,698,988 or 9.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Switzerland	$1,767,713	$7,789,134	$—	$9,556,847
Netherlands	7,187,585	2,254,916	—	9,442,501
Taiwan	8,377,105	—	—	8,377,105
Brazil	7,277,953	—	—	7,277,953
Canada	6,617,056	—	—	6,617,056
Japan	—	6,573,253	—	6,573,253
United States	6,232,504	—	—	6,232,504
Sweden	—	5,975,636	—	5,975,636
India	1,866,888	3,722,664	—	5,589,552
United Kingdom	1,456,560	1,939,947	—	3,396,507
Italy	3,241,502	—	—	3,241,502
Singapore	2,795,334	—	—	2,795,334
Germany	—	2,687,752	—	2,687,752
France	—	2,284,578	—	2,284,578
Poland	—	1,890,045	—	1,890,045
South Korea	—	1,430,895	—	1,430,895
Australia	—	631,066	—	631,066
Short-Term Investment Fund	1,036,210	—	—	1,036,210
Total	$47,856,410	$37,179,886	$—	$85,036,296
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 93.2%
	Information Technology — 41.9%
70,511	AppLovin Corp. - Class A*	$ 28,063,378
221,299	Broadcom, Inc.	68,494,253
181,583	Cloudflare, Inc. - Class A*	37,467,836
219,013	Datadog, Inc. - Class A*	25,854,485
131,464	Lam Research Corp.	28,088,598
213,469	Microsoft Corp.	79,019,820
1,626,654	NVIDIA Corp.	283,688,458
1,166,795	Samsara, Inc. - Class A*	36,975,734
95,093	Seagate Technology Holdings PLC	37,253,634
727,184	Shopify, Inc. (Canada) - Class A*	86,258,566
258,092	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	87,222,191
		798,386,953
	Communication Services — 19.3%
294,813	Alphabet, Inc. - Class A	84,776,426
206,945	Meta Platforms, Inc. - Class A	118,399,443
491,005	Netflix, Inc.*	47,210,131
457,263	ROBLOX Corp. - Class A*	25,862,795
185,526	Spotify Technology SA*	89,963,413
		366,212,208
	Consumer Discretionary — 13.9%
558,919	Amazon.com, Inc.*	116,406,060
215,652	Carvana Co.*	67,796,676
233,598	DoorDash, Inc. - Class A*	35,074,739
544,454	Sea Ltd. (Singapore) ADR*	45,086,236
		264,363,711
	Financials — 10.8%
964,740	Block, Inc.*	58,058,053
292,909	Intercontinental Exchange, Inc.	46,068,728
3,492,235	NU Holdings Ltd. (Brazil) - Class A*	50,183,417
171,913	Visa, Inc. - Class A	51,958,985
		206,269,183
	Industrials — 6.6%
42,640	Axon Enterprise, Inc.*	18,108,782
158,140	Carpenter Technology Corp.	62,330,881
81,607	Quanta Services, Inc.	44,803,875
		125,243,538
Shares		Market Value
	Common Stocks — 93.2% (Continued)
	Health Care — 0.7%
650,491	Ultragenyx Pharmaceutical, Inc.*	$ 13,627,786
	Total Common Stocks	$1,774,103,379
	Short-Term Investment Fund — 7.2%
138,293,967	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	138,293,967
	Total Investment Securities—100.4% (Cost $1,380,339,391)	$1,912,397,346
	Liabilities in Excess of Other Assets — (0.4%)	(8,484,892)
	Net Assets — 100.0%	$1,903,912,454
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,774,103,379	$—	$—	$1,774,103,379
Short-Term Investment Fund	138,293,967	—	—	138,293,967
Total	$1,912,397,346	$—	$—	$1,912,397,346
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Cap Fund – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 95.7%
	Industrials — 24.8%
50,936	Armstrong World Industries, Inc.	$ 8,394,253
117,605	Atkore, Inc.	6,928,110
66,704	Casella Waste Systems, Inc. - Class A*	5,292,295
397,592	Gates Industrial Corp. PLC*	8,989,555
61,322	Landstar System, Inc.	9,830,530
258,744	Marten Transport Ltd.	3,397,309
67,811	Matson, Inc.	11,116,935
28,664	UniFirst Corp.	7,211,576
		61,160,563
	Financials — 17.0%
237,706	Atlantic Union Bankshares Corp.	8,495,612
42,127	Hanover Insurance Group, Inc. (The)	7,302,716
187,949	Moelis & Co. - Class A	10,713,093
6,981	White Mountains Insurance Group Ltd.	15,336,978
		41,848,399
	Information Technology — 16.9%
236,209	ACI Worldwide, Inc.*	9,686,931
1,063,897	CCC Intelligent Solutions Holdings, Inc.*	6,383,382
155,136	CTS Corp.	7,409,295
79,020	ePlus, Inc.	5,946,255
43,701	Qualys, Inc.*	3,839,133
237,802	Vontier Corp.	8,434,837
		41,699,833
	Consumer Discretionary — 13.5%
117,507	Acushnet Holdings Corp.	10,984,555
6,905	Graham Holdings Co. - Class B	7,300,380
16,636	Murphy USA, Inc.	8,217,685
295,618	Revolve Group, Inc.*	6,683,923
		33,186,543
	Consumer Staples — 7.6%
55,162	Interparfums, Inc.	5,010,916
40,865	Marzetti Company (The)	5,652,855
54,326	PriceSmart, Inc.	8,176,063
		18,839,834
	Materials — 7.0%
50,915	Hawkins, Inc.	7,820,544
13,570	NewMarket Corp.	8,697,692
77,914	Tredegar Corp.*	619,416
		17,137,652
Shares		Market Value
	Common Stocks — 95.7% (Continued)
	Real Estate — 5.3%
285,905	Essential Properties Realty Trust, Inc. REIT	$ 8,680,076
74,221	First Industrial Realty Trust, Inc. REIT	4,293,685
		12,973,761
	Health Care — 3.6%
126,540	Enovis Corp.*	2,878,785
104,304	Haemonetics Corp.*	5,878,573
		8,757,358
	Total Common Stocks	$235,603,943
	Short-Term Investment Fund — 4.4%
10,722,627	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	10,722,627
	Total Investment Securities—100.1% (Cost $208,857,064)	$246,326,570
	Liabilities in Excess of Other Assets — (0.1%)	(206,531)
	Net Assets — 100.0%	$246,120,039
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$235,603,943	$—	$—	$235,603,943
Short-Term Investment Fund	10,722,627	—	—	10,722,627
Total	$246,326,570	$—	$—	$246,326,570
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Cap Value Fund – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 96.9%
	Financials — 25.0%
105,823	Associated Banc-Corp.	$ 2,736,583
161,223	Chimera Investment Corp. REIT	2,023,349
10,595	City Holding Co.	1,266,314
129,319	Columbia Banking System, Inc.	3,547,220
52,770	FB Financial Corp.	2,740,874
27,476	First American Financial Corp.	1,656,528
54,709	First Horizon Corp.	1,245,177
92,755	First Interstate BancSystem, Inc. - Class A	3,098,017
13,508	Hanover Insurance Group, Inc. (The)	2,341,612
39,093	Independent Bank Corp.	2,940,184
83,145	MGIC Investment Corp.	2,182,556
76,263	National Bank Holdings Corp. - Class A	2,986,459
36,558	NMI Holdings, Inc. - Class A*	1,371,291
133,007	Old National Bancorp	2,939,455
118,652	Simmons First National Corp. - Class A	2,307,781
105,659	Starwood Property Trust, Inc. REIT	1,819,448
48,289	Univest Financial Corp.	1,654,381
272,993	Valley National Bancorp	3,352,354
42,385	Voya Financial, Inc.	2,895,743
20,239	Westamerica BanCorp	1,055,464
24,915	Wintrust Financial Corp.	3,461,690
		49,622,480
	Industrials — 21.2%
6,075	CACI International, Inc. - Class A*	3,304,010
11,204	Clean Harbors, Inc.*	3,212,523
35,808	Enerpac Tool Group Corp.	1,305,918
15,869	Enpro, Inc.	3,977,565
108,453	Enviri Corp.*	2,127,848
43,450	ExlService Holdings, Inc.*	1,323,052
159,667	Gates Industrial Corp. PLC*	3,610,071
22,172	Helios Technologies, Inc.	1,434,750
29,705	Hexcel Corp.	2,404,026
24,253	Huron Consulting Group, Inc.*	3,092,015
15,584	ITT, Inc.	2,969,220
43,514	Korn Ferry	2,739,206
16,821	Regal Rexnord Corp.	3,149,900
15,748	Standex International Corp.	4,013,535
8,391	Valmont Industries, Inc.	3,352,792
		42,016,431
	Information Technology — 10.3%
20,137	Belden, Inc.	2,312,332
94,637	Cohu, Inc.*	2,897,785
249,090	Harmonic, Inc.*	2,236,828
20,096	Rogers Corp.*	2,156,904
18,080	Silicon Laboratories, Inc.*	3,763,352
209,964	Viavi Solutions, Inc.*	6,987,602
		20,354,803
	Consumer Discretionary — 9.1%
15,541	Cheesecake Factory, Inc. (The)	850,870
21,911	Dorman Products, Inc.*	2,286,632
62,478	Gentex Corp.	1,365,144
7,945	Group 1 Automotive, Inc.	2,626,855
12,251	Installed Building Products, Inc.	3,248,353
5,829	Murphy USA, Inc.	2,879,351
37,237	Steven Madden Ltd.	1,263,079
15,704	Urban Outfitters, Inc.*	994,849
48,412	Valvoline, Inc.*	1,630,516
22,193	YETI Holdings, Inc.*	812,042
		17,957,691
Shares		Market Value
	Common Stocks — 96.9% (Continued)
	Real Estate — 7.4%
37,155	Agree Realty Corp. REIT†	$ 2,800,744
84,748	COPT Defense Properties REIT	2,593,289
52,452	CTO Realty Growth, Inc. REIT	969,837
57,746	National Storage Affiliates Trust REIT	2,179,334
256,650	Newmark Group, Inc. - Class A	3,847,184
64,169	STAG Industrial, Inc. REIT	2,313,934
		14,704,322
	Health Care — 7.0%
17,715	Addus HomeCare Corp.*	1,659,010
31,077	Encompass Health Corp.	3,006,078
43,729	Envista Holdings Corp.*	1,109,404
24,624	Globus Medical, Inc. - Class A*	2,121,604
51,947	Integra LifeSciences Holdings Corp.*	489,341
69,662	Option Care Health, Inc.*	1,875,301
55,225	Prestige Consumer Healthcare, Inc.*	3,273,186
27,324	QuidelOrtho Corp.*	448,933
		13,982,857
	Energy — 5.5%
40,108	Cactus, Inc. - Class A	1,899,916
148,694	Expro Group Holdings NV*	2,588,763
205,239	Permian Resources Corp. - Class A	4,375,695
65,112	SM Energy Co.	2,030,192
		10,894,566
	Materials — 4.6%
66,762	Axalta Coating Systems Ltd.*	1,849,308
32,943	Cabot Corp.	2,480,937
24,325	Ingevity Corp.*	1,732,670
10,219	Innospec, Inc.	746,191
78,281	O-I Glass, Inc.*	822,733
39,723	Silgan Holdings, Inc.	1,541,253
		9,173,092
	Utilities — 4.3%
20,178	Black Hills Corp.	1,400,555
23,804	IDACORP, Inc.	3,403,258
34,017	Portland General Electric Co.	1,795,077
20,667	Spire, Inc.	1,871,190
		8,470,080
	Consumer Staples — 2.5%
12,761	Ingredion, Inc.	1,437,654
8,086	Marzetti Company (The)	1,118,536
10,018	MGP Ingredients, Inc.	184,231
25,783	Performance Food Group Co.*	2,208,572
		4,948,993
	Total Common Stocks	$192,125,315
	Exchange-Traded Fund — 0.5%
5,084	iShares Russell 2000 Value ETF	963,876

Touchstone Small Cap Value Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 3.9%
5,855,603	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	$ 5,855,603
1,870,731	Invesco Government & Agency Portfolio, Institutional Class, 3.58%∞Ω**	1,870,731
	Total Short-Term Investment Funds	$7,726,334
	Total Investment Securities—101.3% (Cost $166,626,864)	$200,815,525
	Liabilities in Excess of Other Assets — (1.3%)	(2,498,576)
	Net Assets — 100.0%	$198,316,949
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2026 was $1,843,343.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$192,125,315	$—	$—	$192,125,315
Exchange-Traded Fund	963,876	—	—	963,876
Short-Term Investment Funds	7,726,334	—	—	7,726,334
Total	$200,815,525	$—	$—	$200,815,525
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – March 31, 2026 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 33.5%
	Financials — 7.7%
$ 8,858,000	Barclays PLC (United Kingdom), 5.200%, 5/12/26	$ 8,863,665
9,443,000	Barclays PLC (United Kingdom), 5.674%, 3/12/28	9,532,640
3,950,000	Citibank NA, (SOFR + 0.708%), 4.368%, 8/6/26(A)	3,954,087
7,955,000	Citizens Financial Group, Inc., 2.850%, 7/27/26	7,917,268
6,730,000	Fifth Third Bank NA, (SOFR + 0.810%), 4.475%, 1/28/28(A)	6,733,279
2,038,000	Fifth Third Financial Corp., 3.800%, 7/22/26	2,033,804
1,750,000	Huntington National Bank (The), 4.871%, 4/12/28	1,755,849
6,298,000	Jackson National Life Global Funding, 144a, 4.900%, 1/13/27	6,320,248
1,325,000	JPMorgan Chase & Co., 4.125%, 12/15/26	1,324,042
2,982,000	JPMorgan Chase & Co., Ser B, (TSFR3M + 0.762%), 4.425%, 2/1/27(A)	2,955,647
1,450,000	Nomura Holdings, Inc. (Japan), 2.329%, 1/22/27	1,425,643
10,300,000	Ontario Teachers' Cadillac Fairview Properties Trust (Canada), 144a, 3.875%, 3/20/27	10,253,018
3,000,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.499%, 6/1/28(A)	2,959,550
2,000,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	1,971,886
11,050,000	Truist Financial Corp., (TSFR3M + 0.912%), 4.586%, 3/15/28(A)	10,861,724
		78,862,350
	Consumer Discretionary — 6.3%
8,808,000	Daimler Truck Finance North America LLC (Germany), 144a, 4.300%, 8/12/27	8,790,297
3,495,000	Daimler Truck Finance North America LLC (Germany), 144a, 5.125%, 9/25/27	3,523,025
11,350,000	General Motors Financial Co., Inc., 4.350%, 1/17/27	11,332,887
10,231,000	General Motors Financial Co., Inc., 5.400%, 4/6/26	10,231,948
5,350,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	5,379,977
3,624,000	Hyundai Capital America, 144a, 5.300%, 3/19/27	3,651,379
4,780,000	Mercedes-Benz Finance North America LLC (Germany), 144a, (SOFR + 0.630%), 4.296%, 7/31/26(A)	4,783,885
8,255,000	Mercedes-Benz Finance North America LLC (Germany), 144a, 4.800%, 1/11/27	8,286,172
2,853,000	Volkswagen Group of America Finance LLC (Germany), 144a, 3.200%, 9/26/26	2,835,413
3,615,000	Volkswagen Group of America Finance LLC (Germany), 144a, 4.850%, 8/15/27	3,625,545
2,405,000	Volkswagen Group of America Finance LLC (Germany), 144a, 5.700%, 9/12/26	2,417,694
		64,858,222
	Industrials — 5.0%
17,081,000	Berry Global, Inc., 1.650%, 1/15/27	16,719,899
1,000,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	990,930
5,882,000	CNH Industrial Capital LLC, 4.500%, 10/8/27	5,878,794
2,800,000	Graphic Packaging International LLC, 144a, 1.512%, 4/15/26	2,795,968
4,250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	4,283,068
9,156,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 3.400%, 11/15/26	9,088,762
2,224,000	Ryder System, Inc., MTN, 1.750%, 9/1/26	2,198,779
9,595,000	Sealed Air Corp., 144a, 1.573%, 10/15/26	9,575,524
		51,531,724
	Real Estate — 3.2%
4,580,000	American Tower Corp. REIT, 3.125%, 1/15/27	4,530,021
3,578,000	Boston Properties LP REIT, 2.750%, 10/1/26	3,544,555
2,118,000	Crown Castle, Inc. REIT, 1.050%, 7/15/26	2,097,649
2,913,000	Crown Castle, Inc. REIT, 4.000%, 3/1/27	2,899,753
Principal Amount		Market Value
	Corporate Bonds — 33.5% (Continued)
	Real Estate — 3.2% (Continued)
$ 2,515,000	DOC DR LLC REIT, 4.300%, 3/15/27	$ 2,512,296
5,500,000	Public Storage Operating Co. REIT, (SOFR + 0.700%), 4.367%, 4/16/27(A)	5,508,585
3,293,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.250%, 12/1/26	3,284,002
1,860,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.500%, 9/1/26	1,857,796
6,192,000	WEA Finance LLC REIT (France), 144a, 2.875%, 1/15/27	6,115,330
		32,349,987
	Utilities — 2.6%
9,520,000	DTE Energy Co., 4.950%, 7/1/27	9,581,937
4,296,000	Eversource Energy, 4.750%, 5/15/26	4,298,306
5,747,000	ITC Holdings Corp., 3.250%, 6/30/26	5,730,831
5,012,000	KeySpan Gas East Corp., 144a, 2.742%, 8/15/26	4,977,306
2,000,000	Vistra Operations Co. LLC, 144a, 5.050%, 12/30/26	2,006,060
		26,594,440
	Health Care — 2.6%
4,000,000	Elevance Health, Inc., 4.500%, 10/30/26	4,005,440
2,353,000	HCA, Inc., 4.500%, 2/15/27	2,352,954
14,650,000	HCA, Inc., 5.250%, 6/15/26	14,658,461
5,045,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 4.167%, 7/15/26(A)	5,048,498
		26,065,353
	Consumer Staples — 2.2%
15,528,000	Global Payments, Inc., 4.800%, 4/1/26	15,528,000
1,300,000	Imperial Brands Finance PLC (United Kingdom), 144a, 3.500%, 7/26/26	1,296,144
5,896,000	Triton Container International Ltd. (Bermuda), 144a, 2.050%, 4/15/26	5,889,693
		22,713,837
	Materials — 2.0%
3,440,000	Bayport Polymers LLC, 144a, 4.743%, 4/14/27	3,439,679
7,768,000	Nutrien Ltd. (Canada), 4.000%, 12/15/26	7,749,770
6,068,000	Yara International ASA (Brazil), 144a, 3.800%, 6/6/26	6,054,481
2,900,000	Yara International ASA (Brazil), 144a, 4.750%, 6/1/28	2,905,430
		20,149,360
	Energy — 1.9%
7,965,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	7,956,238
3,263,000	Continental Resources, Inc., 144a, 2.268%, 11/15/26	3,210,396
4,235,000	ONEOK, Inc., 4.000%, 7/13/27	4,210,459
3,930,000	ONEOK, Inc., 5.550%, 11/1/26	3,952,788
		19,329,881
	Total Corporate Bonds	$342,455,154
	Asset-Backed Securities — 32.0%
6,255,000	Affirm Asset Securitization Trust, Ser 2025-X2, Class B, 144a, 4.560%, 10/15/30	6,250,351
3,901,107	American Credit Acceptance Receivables Trust, Ser 2022-4, Class D, 144a, 8.000%, 2/15/29	3,930,145
4,521,986	American Credit Acceptance Receivables Trust, Ser 2023-1, Class D, 144a, 6.350%, 4/12/29	4,561,724
381,033	American Credit Acceptance Receivables Trust, Ser 2023-3, Class C, 144a, 6.440%, 10/12/29	381,871
8,000,000	American Credit Acceptance Receivables Trust, Ser 2024-3, Class C, 144a, 5.730%, 7/12/30	8,047,330
1,971,052	American Credit Acceptance Receivables Trust, Ser 2025-2, Class A, 144a, 4.810%, 9/12/28	1,973,051
5,301,970	Americredit Automobile Receivables Trust, Ser 2022-1, Class C, 2.980%, 9/20/27	5,285,461

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 32.0% (Continued)
$ 4,110,000	AMSR Trust, Ser 2021-SFR4, Class C, 144a, 2.517%, 12/17/38	$ 4,036,745
7,700,000	Apidos CLO XXIV (Cayman Islands), Ser 2016-24A, Class A2LX, 144a, (TSFR3M + 1.612%), 5.279%, 10/20/30(A)	7,701,217
11,184,075	Arbys Funding LLC, Ser 2020-1A, Class A2, 144a, 3.237%, 7/30/50	10,911,289
1,323,991	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Ser 2006-HE3, Class A5, (TSFR1M + 0.654%), 2.880%, 3/25/36(A)	1,309,725
356,947	Bain Capital Credit CLO (Cayman Islands), Ser 2018-2A, Class A1R, 144a, (TSFR3M + 1.080%), 4.748%, 7/19/31(A)	356,834
5,932,198	BCRED BSL Static CLO Ltd. (Cayman Islands), Ser 2025-1A, Class AR, 144a, (TSFR3M + 1.250%), 4.918%, 7/24/35(A)	5,929,707
9,845,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-1, Class C, 5.150%, 12/17/29	9,899,776
7,739,628	Carlyle US CLO Ltd. (Cayman Islands), Ser 2019-1A, Class A1A2, 144a, (TSFR3M + 0.950%), 4.618%, 4/20/31(A)	7,744,287
4,750,000	CoreVest American Finance Trust, Ser 2021-3, Class B, 144a, 2.494%, 10/15/54	4,668,051
3,525,000	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class C, 144a, 7.710%, 7/15/33	3,577,845
5,678,044	Drive Auto Receivables Trust, Ser 2025-2, Class A2, 4.290%, 10/16/28	5,679,224
3,720,396	Dryden 53 CLO Ltd. (Cayman Islands), Ser 2017-53A, Class AR, 144a, (TSFR3M + 1.000%), 4.672%, 1/15/31(A)	3,721,758
4,017,450	Dryden 80 CLO Ltd. (Cayman Islands), Ser 2019-80A, Class ARR, 144a, (TSFR3M + 0.950%), 4.618%, 1/17/33(A)	4,015,160
1,523,053	DT Auto Owner Trust, Ser 2022-1A, Class D, 144a, 3.400%, 12/15/27	1,520,901
3,585,000	DT Auto Owner Trust, Ser 2023-1A, Class D, 144a, 6.440%, 11/15/28	3,630,368
4,360,125	Elmwood CLO X Ltd. (Cayman Islands), Ser 2021-3A, Class X, 144a, (TSFR3M + 0.950%), 4.618%, 7/20/38(A)	4,360,016
1,481,111	Exeter Automobile Receivables Trust, Ser 2021-3A, Class D, 1.550%, 6/15/27	1,470,861
371,707	Exeter Automobile Receivables Trust, Ser 2022-1A, Class D, 3.020%, 6/15/28	370,602
4,425,671	Exeter Automobile Receivables Trust, Ser 2022-5A, Class D, 7.400%, 2/15/29	4,478,831
2,389,201	Exeter Automobile Receivables Trust, Ser 2023-4A, Class C, 6.510%, 8/15/28	2,398,884
733,116	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	682,123
74,766	FNMA REMIC, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	75,442
1,625,499	Fortress Credit Opportunities XXIX CLO Ltd. (Cayman Islands), Ser 2025-29A, Class A1, 144a, (TSFR3M + 1.250%), 4.918%, 4/20/33(A)	1,625,127
7,298,209	Fortress Credit Opportunities XXXV CLO Ltd. (Cayman Islands), Ser 2025-35A, Class A1, 144a, (TSFR3M + 1.400%), 5.068%, 7/20/33(A)	7,298,690
254,462	Foursight Capital Automobile Receivables Trust, Ser 2023-2, Class A2, 144a, 5.990%, 5/15/28	254,783
994,372	GLS Auto Receivables Issuer Trust, Ser 2021-2A, Class E, 144a, 2.870%, 5/15/28	993,332
7,240,000	GLS Auto Receivables Issuer Trust, Ser 2021-4A, Class E, 144a, 4.430%, 10/16/28	7,230,142
Principal Amount		Market Value
	Asset-Backed Securities — 32.0% (Continued)
$ 2,210,180	GLS Auto Receivables Issuer Trust, Ser 2022-2A, Class D, 144a, 6.150%, 4/17/28	$ 2,222,756
4,901,605	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class D, 144a, 6.420%, 6/15/28	4,942,206
3,310,000	GLS Auto Receivables Issuer Trust, Ser 2023-2A, Class D, 144a, 6.310%, 3/15/29	3,372,695
761,000	GLS Auto Receivables Issuer Trust, Ser 2024-3A, Class C, 144a, 5.210%, 2/18/31	768,217
5,955,000	GLS Auto Receivables Issuer Trust, Ser 2025-3A, Class C, 144a, 4.690%, 5/15/31	5,917,416
2,360,887	GLS Auto Select Receivables Trust, Ser 2024-3A, Class A2, 144a, 5.590%, 10/15/29	2,380,653
3,800,000	Golub Capital Partners CLO 61M, Ser 2022-61A, Class A1B, 144a, 4.550%, 7/25/35	3,774,711
7,751,688	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	7,712,553
5,435,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2022-1, Class C, 144a, 5.980%, 7/15/30	5,484,161
6,444,000	Greywolf CLO IV Ltd. (Cayman Islands), Ser 2019-1A, Class A1R2, 144a, (TSFR3M + 1.240%), 4.908%, 4/17/34(A)	6,440,836
559,979	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	552,042
699,974	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	695,698
1,879,869	HPEFS Equipment Trust, Ser 2023-2A, Class C, 144a, 6.480%, 1/21/31	1,881,662
5,725,000	HPEFS Equipment Trust, Ser 2023-2A, Class D, 144a, 6.970%, 7/21/31	5,763,764
2,917,068	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	2,898,492
7,820,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	7,592,837
10,005,000	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	9,952,323
2,406,250	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	2,381,261
1,724,055	M&T Equipment Notes, Ser 2024-1A, Class A2, 144a, 4.990%, 8/18/31	1,727,358
2,911,647	Madison Park Funding XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR4, 144a, (TSFR3M + 0.960%), 4.629%, 10/22/30(A)	2,910,625
1,799,000	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class X, 144a, (TSFR3M + 0.900%), 4.572%, 1/15/38(A)	1,799,041
1,576,017	MVW LLC, Ser 2020-1A, Class A, 144a, 1.740%, 10/20/37	1,560,328
1,406,500	Neighborly Issuer, Ser 2023-1A, Class A2, 144a, 7.308%, 1/30/53	1,410,550
404,738	Octagon Investment Partners XXI Ltd. (Cayman Islands), Ser 2014-1A, Class AAR4, 144a, (TSFR3M + 0.810%), 4.463%, 2/14/31(A)	404,796
9,470,000	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class B, 144a, 5.070%, 6/14/29	9,489,780
13,460,000	OneMain Financial Issuance Trust, Ser 2019-2A, Class A, 144a, 3.140%, 10/14/36	13,237,910
3,500,000	OneMain Financial Issuance Trust, Ser 2021-1A, Class A1, 144a, 1.550%, 6/16/36	3,420,310
68,077	OneMain Financial Issuance Trust, Ser 2022-2A, Class A, 144a, 4.890%, 10/14/34	68,084
345,133	OneMain Financial Issuance Trust, Ser 2022-3A, Class A, 144a, 5.940%, 5/15/34	345,681

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 32.0% (Continued)
$10,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2024-1A, Class A1R, 144a, (TSFR3M + 0.820%), 4.480%, 10/15/32(A)	$ 9,994,610
9,911,142	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class A1, 144a, (TSFR3M + 0.940%), 4.612%, 7/15/33(A)	9,904,621
4,260,771	Post Road Equipment Finance LLC, Ser 2025-1A, Class A2, 144a, 4.900%, 5/15/31	4,288,242
1,306,754	Prestige Auto Receivables Trust, Ser 2025-1A, Class A2, 144a, 4.870%, 12/15/27	1,307,328
7,345,000	Progress Residential Trust, Ser 2022-SFR3, Class B, 144a, 3.600%, 4/17/39	7,240,708
2,288,000	Regatta XX Funding Ltd. (Cayman Islands), Ser 2021-2A, Class X, 144a, (TSFR3M + 0.970%), 4.642%, 1/15/38(A)	2,288,005
32,988	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 4.959%, 4/20/31(A)	32,990
8,789,326	Santander Drive Auto Receivables Trust, Ser 2022-4, Class C, 5.000%, 11/15/29	8,818,664
19,220,000	Santander Drive Auto Receivables Trust, Ser 2025-4, Class A3, 4.170%, 4/15/30	19,223,325
746,484	SCF Equipment Leasing LLC, Ser 2024-1A, Class A2, 144a, 5.880%, 11/20/29	748,419
2,036,887	SCF Equipment Leasing LLC, Ser 2025-1A, Class A2, 144a, 4.820%, 7/22/30	2,041,397
1,077,591	Sierra Timeshare Receivables Funding LLC, Ser 2024-3A, Class B, 144a, 4.980%, 8/20/41	1,073,270
849,770	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 4.793%, 10/25/48(A)	850,062
4,900,000	Westlake Automobile Receivables Trust, Ser 2022-3A, Class D, 144a, 6.680%, 4/17/28	4,931,038
1,000,000	Westlake Automobile Receivables Trust, Ser 2023-3A, Class D, 144a, 6.470%, 3/15/29	1,018,149
5,750,000	Woodmont LP (Cayman Islands), Ser 2025-14A, Class A1, 144a, (TSFR3M + 1.250%), 4.936%, 1/20/34(A)	5,750,523
	Total Asset-Backed Securities	$326,991,750
	Commercial Mortgage-Backed Securities — 20.3%
4,837,285	1166 Avenue of the Americas Commercial Mortgage Trust II, Ser 2005-C6A, Class A2, 144a, 5.690%, 10/13/37	4,888,632
4,378,913	BANK, Ser 2017-BNK6, Class AS, 3.741%, 7/15/60(A)(B)	4,310,362
3,330,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Ser 2016-UB10, Class AS, 3.385%, 7/15/49	3,319,077
4,710,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Ser 2017-BNK3, Class AS, 3.748%, 2/15/50	4,659,556
625,849	BDS Ltd. (Cayman Islands), Ser 2021-FL10, Class A, 144a, (TSFR1M + 1.464%), 5.144%, 12/16/36(A)	625,845
5,495,000	BX Commercial Mortgage Trust, Ser 2021-21M, Class B, 144a, (TSFR1M + 1.092%), 4.765%, 10/15/36(A)	5,491,566
7,496,300	BX Commercial Mortgage Trust, Ser 2021-21M, Class C, 144a, (TSFR1M + 1.291%), 4.964%, 10/15/36(A)	7,491,615
3,735,266	BX Commercial Mortgage Trust, Ser 2021-ACNT, Class A, 144a, (TSFR1M + 0.964%), 4.637%, 11/15/38(A)	3,732,931
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 20.3% (Continued)
$ 980,000	BX Commercial Mortgage Trust, Ser 2022-LP2, Class B, 144a, (TSFR1M + 1.312%), 4.985%, 2/15/39(A)	$ 979,388
1,690,658	BX Trust, Ser 2021-RISE, Class B, 144a, (TSFR1M + 1.364%), 5.037%, 11/15/36(A)	1,689,602
2,783,928	BX Trust, Ser 2021-SDMF, Class B, 144a, (TSFR1M + 0.852%), 4.525%, 9/15/34(A)	2,781,318
3,257,196	BX Trust, Ser 2021-SDMF, Class C, 144a, (TSFR1M + 1.002%), 4.675%, 9/15/34(A)	3,254,143
2,115,786	BX Trust, Ser 2021-SDMF, Class D, 144a, (TSFR1M + 1.501%), 5.174%, 9/15/34(A)	2,113,141
1,000,000	BX Trust, Ser 2022-LBA6, Class B, 144a, (TSFR1M + 1.300%), 4.973%, 1/15/39(A)	999,375
8,495,000	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class AS, 144a, (TSFR1M + 1.264%), 5.193%, 2/15/38(A)	8,486,452
4,958,491	BXP Trust, Ser 2017-CQHP, Class A, 144a, (TSFR1M + 0.897%), 4.570%, 11/15/34(A)	4,802,681
7,300,000	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class B, 4.147%, 5/10/58	7,252,477
2,028,798	Citigroup Commercial Mortgage Trust, Ser 2016-C1, Class A4, 3.209%, 5/10/49	2,025,856
12,600,000	Citigroup Commercial Mortgage Trust, Ser 2016-C1, Class AS, 3.514%, 5/10/49	12,540,568
3,314,748	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class A5, 3.090%, 1/15/49	3,305,791
4,700,000	CSAIL Commercial Mortgage Trust, Ser 2016-C7, Class A5, 3.502%, 11/15/49	4,672,711
598,221	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class A, 144a, 2.856%, 5/10/34	540,346
5,000,000	Hilton USA Trust, Ser 2016-HHV, Class A, 144a, 3.719%, 11/5/38	4,973,861
2,150,000	Hilton USA Trust, Ser 2016-HHV, Class B, 144a, 4.194%, 11/5/38(A)(B)	2,143,620
10,000,000	Hilton USA Trust, Ser 2016-HHV, Class C, 144a, 4.194%, 11/5/38(A)(B)	9,964,573
2,500,000	HONO Mortgage Trust, Ser 2021-LULU, Class A, 144a, (TSFR1M +1.264%), 4.937%, 10/15/36(A)	2,473,437
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Class A4, 3.648%, 12/15/49(A)(B)	992,130
13,970,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class A, 144a, 2.854%, 9/6/38(A)(B)	13,873,242
1,510,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.854%, 9/6/38(A)(B)	1,496,838
1,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	1,073,449
6,148,663	KIND Trust, Ser 2021-KIND, Class A, 144a, (TSFR1M + 1.064%), 4.740%, 8/15/38(A)	6,117,920
4,788,815	MF1 LLC, Ser 2022-FL9, Class A, 144a, (TSFR1M + 2.150%), 5.827%, 6/19/37(A)	4,792,392
1,019,140	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Class A4, 3.325%, 5/15/49	1,009,982
7,245,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Class A5, 2.860%, 9/15/49	7,174,205
8,406,728	Morgan Stanley Capital I Trust, Ser 2016-BNK2, Class A4, 3.049%, 11/15/49	8,278,707
14,285,000	Morgan Stanley Capital I Trust, Ser 2017-H1, Class AS, 3.773%, 6/15/50	14,049,622

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 20.3% (Continued)
$ 5,661,653	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (TSFR1M + 0.897%), 4.570%, 8/15/33(A)	$ 4,605,472
421,801	SG Commercial Mortgage Securities Trust, Ser 2016-C5, Class A3, 2.779%, 10/10/48	421,197
6,390,000	Shops at Crystals Trust, Ser 2016-CSTL, Class A, 144a, 3.126%, 7/5/36	6,367,539
6,620,000	Shops at Crystals Trust, Ser 2016-CSTL, Class B, 144a, 3.528%, 7/5/36	6,600,783
5,595,000	Shops at Crystals Trust, Ser 2016-CSTL, Class C, 144a, 3.731%, 7/5/36(A)(B)	5,580,001
13,330,000	VEGAS Trust, Ser 2024-TI, Class A, 144a, 5.518%, 11/10/39	13,357,481
2,176,510	Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Class A3, 2.642%, 11/15/49	2,172,736
	Total Commercial Mortgage-Backed Securities	$207,482,620
	Non-Agency Collateralized Mortgage Obligations — 7.4%
311,720	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 5.910%, 4/25/33(A)(B)††	314,903
80,759	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	66,090
3,356,228	Cascade Funding Mortgage Trust, Ser 2025-HB16, Class A, 144a, 3.000%, 3/25/35(A)(B)	3,300,946
5,120,091	CIM Trust, Ser 2019-R5, Class A1, 144a, 2.680%, 9/25/59(A)(B)	5,035,883
3,233,658	COLT Mortgage Loan Trust, Ser 2023-1, Class A1, 144a, 6.048%, 4/25/68(A)(B)	3,226,253
195	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	195
4,853,774	CSMC Trust, Ser 2018-RPL9, Class A1, 144a, 3.850%, 9/25/57(A)(B)	4,772,666
7,365,508	Finance of America HECM Buyout, Ser 2025-HB1, Class A, 144a, 4.500%, 11/25/35(A)(B)	7,290,936
800,054	GCAT Trust, Ser 2024-NQM1, Class A1, 144a, 6.007%, 1/25/59(A)(B)	803,295
951,949	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 5.568%, 10/25/33(A)(B)	958,560
39,938	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 5.630%, 6/25/36(A)(B)	26,821
1,379,732	JP Morgan Mortgage Trust, Ser 2019-HYB1, Class A5A, 144a, 5.095%, 10/25/49(A)(B)	1,362,794
11,048	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 5.880%, 12/25/34(A)(B)	10,908
9,187	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 5.814%, 12/25/32(A)	9,253
630,261	Mill City Mortgage Loan Trust, Ser 2017-2, Class M1, 144a, 3.250%, 7/25/59(A)(B)	627,549
7,225,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class M2, 144a, 3.250%, 7/25/59(A)(B)	7,064,924
1,368,353	Mill City Mortgage Loan Trust, Ser 2019-1, Class A1, 144a, 3.250%, 10/25/69(A)(B)	1,341,511
1,802,716	Mill City Mortgage Trust, Ser 2015-1, Class M3, 144a, 3.759%, 6/25/56(A)(B)	1,790,155
4,091,323	Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM1, Class A1, 144a, 6.152%, 12/25/68(A)(B)	4,111,951
3,763,099	New Residential Mortgage Loan Trust, Ser 2024-NQM1, Class A1, 144a, 6.129%, 3/25/64(A)(B)	3,787,776
3,685,036	OBX Trust, Ser 2024-NQM12, Class A1, 144a, 5.475%, 7/25/64(A)(B)	3,699,287
4,754,621	OBX Trust, Ser 2024-NQM15, Class A1, 144a, 5.316%, 10/25/64(A)(B)	4,767,182
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 7.4% (Continued)
$ 4,009,051	OBX Trust, Ser 2024-NQM3, Class A1, 144a, 6.129%, 12/25/63(A)(B)	$ 4,029,119
175,121	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.200%, 2/25/37(A)(B)	152,033
5,532,352	RMF Proprietary Issuance Trust, Ser 2019-1, Class A, 144a, 2.750%, 10/25/63(A)(B)	5,320,682
713,759	Sequoia Mortgage Trust, Ser 2013-7, Class B2, 3.511%, 6/25/43(A)(B)	697,940
767,708	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(A)(B)	721,683
1,772,529	Starwood Mortgage Residential Trust, Ser 2020-3, Class A1, 144a, 1.486%, 4/25/65(A)(B)	1,741,447
1,053,998	Towd Point Mortgage Trust, Ser 2015-2, Class 1B1, 144a, 3.648%, 11/25/60(A)(B)	1,046,625
1,729,417	Towd Point Mortgage Trust, Ser 2016-1, Class M2, 144a, 3.500%, 2/25/55(A)(B)	1,717,028
2,522,318	Towd Point Mortgage Trust, Ser 2016-3, Class M2, 144a, 4.000%, 4/25/56(A)(B)	2,512,029
1,446,448	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	1,432,193
1,894,227	Towd Point Mortgage Trust, Ser 2021-SJ2, Class A1A, 144a, 2.250%, 12/25/61(A)(B)	1,852,019
	Total Non-Agency Collateralized Mortgage Obligations	$75,592,636
	Commercial Paper — 3.7%
13,000,000	AMETEK, Inc., 3.960%, 4/1/26(C)	12,998,531
10,000,000	Dairy Farmers of America, 3.900%, 4/1/26(C)	9,998,902
8,565,000	Evergy Metro, Inc., 3.990%, 4/1/26(C)	8,564,059
6,500,000	Intercontinental Exchange, Inc. 4/1/26(C)	6,499,310
	Total Commercial Paper	$38,060,802
	U.S. Treasury Obligations — 1.6%
15,870,000	U.S. Treasury Note, 3.375%, 2/29/28	15,743,536
	Municipal Bonds — 0.4%
	Other Territory — 0.4%
1,000,000	Taxable Municipal Funding Trust, Rev., Floaters Ser BTMFT 2024 10, (LOC - Barclays Bank PLC), 144a, 3.970%, 6/30/28(A)(B)	1,000,000
1,645,000	Taxable Municipal Funding Trust, Rev., Txbl Floaters Ser BTMFT 2021, (LOC - Barclays Bank PLC), 144a, 3.970%, 12/15/27(A)(B)	1,645,000
725,000	Taxable Municipal Funding Trust, Rev., Txbl Muni Floaters Ser 2021, (LOC - Barclays Bank PLC), 144a, 3.970%, 5/15/56(A)(B)	725,000
800,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 3.970%, 9/1/30(A)(B)	800,000
		4,170,000
	U.S. Government Mortgage-Backed Obligations — 0.3%
56,705	FHLMC, Pool #1B7189, (RFUCCT1Y + 2.470%), 6.891%, 3/1/36(A)	58,882
51,339	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 6.260%, 11/1/36(A)	53,080
21,972	FHLMC, Pool #1J1813, (RFUCCT1Y + 1.925%), 6.675%, 8/1/37(A)	22,694
68,384	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 6.290%, 7/1/35(A)	70,307
24,061	FHLMC, Pool #1Q0080, (RFUCCT1Y + 1.661%), 6.424%, 1/1/36(A)	24,839
58,562	FHLMC, Pool #1Q0119, (RFUCCT1Y + 1.850%), 6.613%, 9/1/36(A)	60,404

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.3% (Continued)
$ 42,571	FHLMC, Pool #1Q0187, (RFUCCT1Y + 1.789%), 6.375%, 12/1/36(A)	$ 43,855
23,946	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.901%), 6.617%, 4/1/37(A)	24,616
39,887	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 6.240%, 11/1/36(A)	41,057
62,711	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 6.500%, 4/1/34(A)	64,414
26,341	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 6.293%, 11/1/36(A)	27,325
21,707	FHLMC, Pool #847795, (1 Year CMT Rate +2.275%), 6.256%, 4/1/35(A)	22,165
76,679	FHLMC, Pool #848539, (1 Year CMT Rate +2.288%), 6.238%, 4/1/37(A)	78,860
170,603	FHLMC, Pool #848583, (1 Year CMT Rate +2.303%), 6.252%, 1/1/36(A)	177,034
2,840	FHLMC, Pool #A92646, 5.500%, 6/1/40	2,922
3,773	FHLMC, Pool #C03505, 5.500%, 6/1/40	3,882
9,083	FHLMC, Pool #G01840, 5.000%, 7/1/35	9,195
26,126	FNMA, Pool #254868, 5.000%, 9/1/33	26,394
113	FNMA, Pool #256272, 5.500%, 6/1/26	113
5,193	FNMA, Pool #256852, 6.000%, 8/1/27	5,293
1,763	FNMA, Pool #323832, 7.500%, 7/1/29	1,798
3,917	FNMA, Pool #665773, 7.500%, 6/1/31	3,933
29,013	FNMA, Pool #679742, (1 Year CMT Rate +2.480%), 6.907%, 1/1/40(A)	29,540
32,955	FNMA, Pool #725424, 5.500%, 4/1/34	33,592
132,308	FNMA, Pool #725490, (RFUCCT1Y + 1.597%), 6.388%, 4/1/34(A)	134,916
5,330	FNMA, Pool #735484, 5.000%, 5/1/35	5,373
32,333	FNMA, Pool #813170, (RFUCCT1Y + 1.575%), 5.915%, 1/1/35(A)	33,035
96,533	FNMA, Pool #815323, (RFUCCT6M + 1.529%), 5.773%, 1/1/35(A)	100,171
43,111	FNMA, Pool #820364, (RFUCCT1Y + 0.827%), 5.827%, 4/1/35(A)	43,206
46,338	FNMA, Pool #827787, (RFUCCT6M + 1.55%), 5.862%, 5/1/35(A)	47,514
23,417	FNMA, Pool #889060, 6.000%, 1/1/38	25,066
22,520	FNMA, Pool #889061, 6.000%, 1/1/38	23,625
1,364	FNMA, Pool #889382, 5.500%, 4/1/38	1,407
39,009	FNMA, Pool #922674, (RFUCCT1Y + 1.905%), 6.434%, 4/1/36(A)	40,291
13,018	FNMA, Pool #960376, 5.500%, 12/1/37	13,416
2,304	FNMA, Pool #AD0941, 5.500%, 4/1/40	2,368
14,797	FNMA, Pool #AE0363, 5.000%, 7/1/37	14,882
22,697	FNMA, Pool #AE5441, 5.000%, 10/1/40	22,937
767	FNMA, Pool #AI6588, 4.000%, 7/1/26	764
2,023	FNMA, Pool #AI8506, 4.000%, 8/1/26	2,017
32,056	FNMA, Pool #AL0211, 5.000%, 4/1/41	32,396
126,339	FNMA, Pool #AL0478, (RFUCCT1Y + 1.777%), 6.484%, 4/1/36(A)	131,063
71,685	FNMA, Pool #AL0543, 5.000%, 7/1/41	72,445
29,412	FNMA, Pool #AL1105, 4.500%, 12/1/40	29,106
6,166	FNMA, Pool #AL2591, 5.500%, 5/1/38	6,188
142,707	FNMA, Pool #AL5275, (RFUCCT6M + 1.505%), 5.792%, 9/1/37(A)	147,435
332,789	FNMA, Pool #AL7396, (RFUCCT6M + 1.532%), 5.933%, 2/1/37(A)	342,312
93,171	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 5.625%, 2/20/34(A)	94,279
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.3% (Continued)
$ 41,651	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 5.625%, 4/20/34(A)	$ 42,200
84,460	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 5.375%, 8/20/34(A)	85,546
101,417	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 5.625%, 3/20/41(A)	102,937
6,113	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 5.125%, 11/20/44(A)	6,114
142,117	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 5.125%, 12/20/44(A)	144,786
	Total U.S. Government Mortgage-Backed Obligations	$2,633,989
	Agency Collateralized Mortgage Obligations — 0.0%
64,536	FHLMC REMIC, Ser 2770, Class FH, (SOFR30A + 0.514%), 4.187%, 3/15/34(A)	64,245
15,002	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	14,866
12,966	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	12,704
1,616	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	1,608
48,638	FNMA REMIC, Ser 2003-81, Class FE, (SOFR30A + 0.614%), 4.276%, 9/25/33(A)	48,535
128,999	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	130,727
2,133	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	2,108
	Total Agency Collateralized Mortgage Obligations	$274,793
Shares
	Short-Term Investment Fund — 0.0%
103,367	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	103,367
	Total Investment Securities—99.2% (Cost $1,015,408,404)	$1,013,508,647
	Other Assets in Excess of Liabilities — 0.8%	8,133,023
	Net Assets — 100.0%	$1,021,641,670
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2026.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – FTSE USD IBOR Consumer Cash Fallbacks Term One year
RFUCCT6M – FTSE USD IBOR Consumer Cash Fallbacks Term Six months
SOFR – Secured Overnight Financing Rate
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $601,139,641 or 58.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$342,455,154	$—	$342,455,154
Asset-Backed Securities	—	326,991,750	—	326,991,750
Commercial Mortgage-Backed Securities	—	207,482,620	—	207,482,620
Non-Agency Collateralized Mortgage Obligations	—	75,592,636	—	75,592,636
Commercial Paper	—	38,060,802	—	38,060,802
U.S. Treasury Obligations	—	15,743,536	—	15,743,536
Municipal Bonds	—	4,170,000	—	4,170,000
U.S. Government Mortgage-Backed Obligations	—	2,633,989	—	2,633,989
Agency Collateralized Mortgage Obligations	—	274,793	—	274,793
Short-Term Investment Fund	103,367	—	—	103,367
Total	$103,367	$1,013,405,280	$—	$1,013,508,647
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone US Quality Bond Fund – March 31, 2026 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 23.5%
	Financials — 7.1%
$ 3,955,731	AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 144a, 6.088%, 12/15/44	$ 3,919,020
2,525,000	Bank of America Corp., 6.204%, 11/10/28	2,593,506
2,000,000	Fifth Third Bancorp, 5.631%, 1/29/32	2,060,045
1,000,000	Fifth Third Bancorp, 6.339%, 7/27/29	1,036,595
815,893	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	771,483
940,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	952,860
2,599,000	Globe Life, Inc., 4.550%, 9/15/28	2,595,693
5,000,000	JPMorgan Chase & Co., 2.580%, 4/22/32	4,517,839
1,500,000	Metropolitan Life Global Funding I, 144a, 3.050%, 6/17/29	1,433,215
2,000,000	Metropolitan Life Global Funding I, 144a, 4.300%, 8/25/29	1,981,421
1,500,000	Nationwide Mutual Insurance Co., 144a, 4.350%, 4/30/50	1,136,808
2,419,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	3,101,110
3,500,000	PNC Bank NA, 2.700%, 10/22/29	3,293,811
1,274,000	Protective Life Corp., 8.450%, 10/15/39	1,545,654
2,610,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,573,312
2,802,000	Teachers Insurance & Annuity Association of America, 144a, 4.900%, 9/15/44	2,494,686
2,292,000	Unum Group, 7.250%, 3/15/28	2,370,081
1,100,000	Unum Group, MTN, 7.190%, 2/1/28	1,142,336
1,500,000	US Bancorp, 5.850%, 10/21/33	1,575,740
		41,095,215
	Utilities — 6.5%
2,292,901	Atmos Energy Kansas Securitization I LLC, 5.155%, 3/1/33	2,320,268
3,250,000	Avista Corp., 4.350%, 6/1/48	2,620,080
1,500,000	Brazos Securitization LLC, 144a, 5.243%, 9/1/40	1,487,694
1,623,000	California Water Service Co., 5.500%, 12/1/40	1,600,846
3,270,000	Cleco Securitization I LLC, Ser A-2, 4.646%, 9/1/42	3,158,217
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,133,904
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	1,873,976
2,530,000	Dominion Energy, Inc., 5.450%, 3/15/35	2,550,552
1,900,000	Duke Energy Florida Project Finance LLC, Ser 2032, 2.858%, 3/1/33	1,739,331
2,082,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,238,537
2,025,483	Empire District Bondco LLC, Ser A-1, 4.943%, 1/1/33	2,052,156
2,192,000	Essential Utilities, Inc., 4.276%, 5/1/49	1,713,502
2,000,000	Idaho Power Co., MTN, 5.500%, 3/15/53	1,906,781
2,340,000	Kentucky Utilities Co., 5.125%, 11/1/40	2,261,867
3,000,000	Nevada Power Co., 5.450%, 5/15/41	2,928,512
2,080,000	PG&E Wildfire Recovery Funding LLC, Ser A-5, 5.099%, 6/1/52	1,926,880
1,424,460	Southaven Combined Cycle Generation LLC, 3.846%, 8/15/33	1,374,013
1,500,000	Southern Co. Gas Capital Corp., 4.950%, 9/15/34	1,479,059
		37,366,175
	Industrials — 2.0%
687,050	BNSF Railway Co. Pass-Through Trust, 144a, 3.442%, 6/16/28	675,459
1,500,000	CSX Corp., 6.150%, 5/1/37	1,623,454
1,440,037	FedEx Corp. Pass-Through Trust, 1.875%, 2/20/34	1,239,770
1,075,000	GATX Corp., 1.900%, 6/1/31	930,567
3,000,000	GATX Corp., 5.500%, 6/15/35	3,026,525
366,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	372,608
1,999,000	Tote Shipholdings LLC, 3.400%, 10/16/40	1,790,987
Principal Amount		Market Value
	Corporate Bonds — 23.5% (Continued)
	Industrials — 2.0% (Continued)
$ 1,000,000	Union Pacific Corp., 4.850%, 6/15/44	$ 865,057
1,037,455	Union Pacific Railroad Co. Pass-Through Trust, 3.227%, 5/14/26	1,036,382
		11,560,809
	Consumer Discretionary — 1.8%
2,868,396	American Airlines Group, Inc. Pass-Through Trust, Ser 2016-3, AA, 3.000%, 10/15/28	2,779,307
1,785,000	PulteGroup, Inc., 7.875%, 6/15/32	2,042,511
2,570,000	Smithsonian Institution, 2.645%, 9/1/39	2,007,125
484,180	United Airlines, Inc. Pass-Through Trust, 2.875%, 10/7/28	467,020
2,731,884	United Airlines, Inc. Pass-Through Trust, Ser 2023-1, A, 5.800%, 1/15/36	2,813,208
		10,109,171
	Real Estate — 1.7%
2,500,000	American Tower Corp. REIT, 3.125%, 1/15/27	2,472,719
2,000,000	American Tower Corp. REIT, 4.900%, 3/15/30	2,018,717
3,000,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	2,964,084
2,050,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	2,016,477
		9,471,997
	Communication Services — 1.5%
1,500,000	AT&T, Inc., 4.850%, 7/15/45	1,304,523
1,250,000	AT&T, Inc., 6.250%, 3/29/41	1,279,361
1,075,000	AT&T, Inc., 6.800%, 5/15/36	1,168,504
1,445,000	Crown Castle Towers LLC, 144a, 4.241%, 7/15/28	1,435,670
4,000,000	T-Mobile USA, Inc., 4.375%, 4/15/40	3,519,770
		8,707,828
	Health Care — 1.5%
3,500,000	Banner Health, 2.480%, 1/1/32	3,099,346
950,222	CVS Pass Through Trust, Ser 2013, 144a, 4.704%, 1/10/36	896,762
1,074,873	CVS Pass-Through Trust, 6.036%, 12/10/28	1,084,928
3,955,000	Piedmont Healthcare, Inc., 2.044%, 1/1/32	3,443,739
		8,524,775
	Consumer Staples — 1.1%
3,345,000	Kroger Co. (The), Ser B, 7.700%, 6/1/29	3,642,032
1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,592,180
1,300,000	United Rentals North America, Inc., 144a, 6.000%, 12/15/29	1,321,075
		6,555,287
	Energy — 0.3%
1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	1,555,869
	Total Corporate Bonds	$134,947,126
	U.S. Government Agency Obligations — 22.4%
1,532,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,509,083
15,988	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	16,021
11,698	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	11,727
21,989	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	22,011
19,527	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	19,598
54,300	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	54,255
104,709	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	105,346

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 22.4% (Continued)
$ 114,209	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	$ 114,560
45,692	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	45,905
72,134	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	73,381
131,814	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	131,525
77,423	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	76,933
163,495	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	162,562
76,282	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	76,684
220,957	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	219,444
376,958	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	373,171
739,694	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	716,147
2,136,641	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	1,996,321
2,511,749	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	2,350,176
908,084	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	871,861
1,102,319	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	1,042,210
1,949,154	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	1,841,841
998,854	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	941,737
1,950,730	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	1,828,790
1,726,650	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	1,594,037
1,928,100	Small Business Administration Participation Certificates, Ser 2016-20E, Class 1, 2.270%, 5/1/36	1,778,370
1,950,833	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	1,780,796
3,155,057	Small Business Administration Participation Certificates, Ser 2016-20L, Class 1, 2.810%, 12/1/36	2,972,719
538,474	Small Business Administration Participation Certificates, Ser 2017-10A, Class 1, 2.845%, 3/10/27	531,770
426,545	Small Business Administration Participation Certificates, Ser 2017-10B, Class 1, 2.518%, 9/10/27	418,582
2,394,580	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	2,250,818
2,377,017	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	2,229,999
2,897,378	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	2,723,417
1,297,621	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	1,209,486
Principal Amount		Market Value
	U.S. Government Agency Obligations — 22.4% (Continued)
$ 2,913,180	Small Business Administration Participation Certificates, Ser 2018-20A, Class 1, 2.920%, 1/1/38	$ 2,710,596
3,262,603	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	3,102,616
2,444,883	Small Business Administration Participation Certificates, Ser 2018-20K, Class 1, 3.870%, 11/1/38	2,377,710
1,432,358	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	1,345,559
1,507,702	Small Business Administration Participation Certificates, Ser 2019-20A, Class 1, 3.370%, 1/1/39	1,435,934
2,246,960	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	2,078,779
1,927,962	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	1,756,683
2,818,738	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	2,270,496
4,634,121	Small Business Administration Participation Certificates, Ser 2021-25L, Class 1, 1.850%, 12/1/46	3,914,811
2,794,817	Small Business Administration Participation Certificates, Ser 2022-25C, Class 1, 2.750%, 3/1/47	2,462,646
1,978,278	Small Business Administration Participation Certificates, Ser 2022-25D, Class 1, 3.500%, 4/1/47	1,848,616
2,720,631	Small Business Administration Participation Certificates, Ser 2022-25G, Class 1, 3.930%, 7/1/47	2,629,001
3,377,503	Small Business Administration Participation Certificates, Ser 2022-25H, Class 1, 3.800%, 8/1/47	3,233,002
8,020,492	Small Business Administration Participation Certificates, Ser 2022-25I, Class 1, 4.260%, 9/1/47	7,789,613
3,771,965	Small Business Administration Participation Certificates, Ser 2023-10A, Class 1, 5.168%, 3/10/33	3,838,031
2,249,485	Small Business Administration Participation Certificates, Ser 2023-20E, Class 1, 4.600%, 5/1/43	2,227,820
2,044,640	Small Business Administration Participation Certificates, Ser 2023-25C, Class 1, 4.930%, 3/1/48	2,072,350
5,200,233	Small Business Administration Participation Certificates, Ser 2023-25F, Class 1, 4.930%, 6/1/48	5,258,353
2,400,022	Small Business Administration Participation Certificates, Ser 2024-10A, Class 1, 5.035%, 3/10/34	2,406,030
5,105,117	Small Business Administration Participation Certificates, Ser 2024-10B, Class 1, 4.380%, 9/10/34	5,054,141
5,324,709	Small Business Administration Participation Certificates, Ser 2024-25A, Class 1, 5.050%, 1/1/49	5,426,329
5,024,860	Small Business Administration Participation Certificates, Ser 2024-25B, Class 1, 5.070%, 2/1/49	5,126,349
5,426,735	Small Business Administration Participation Certificates, Ser 2024-25I, Class 1, 4.450%, 9/1/49	5,375,952
7,759,433	Small Business Administration Participation Certificates, Ser 2024-25K, Class 1, 5.010%, 11/1/49	7,874,873
3,901,663	Small Business Administration Participation Certificates, Ser 2024-25L, Class 1, 4.820%, 12/1/49	3,935,382
4,755,614	Small Business Administration Participation Certificates, Ser 2025-25C, Class 1, 4.970%, 3/1/50	4,843,826

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 22.4% (Continued)
$ 2,694,358	Small Business Administration Participation Certificates, Ser 2025-25H, Class 1, 4.960%, 8/1/50	$ 2,743,772
1,953,756	United States International Development Finance Corp., 1.870%, 11/20/37	1,643,284
	Total U.S. Government Agency Obligations	$128,873,837
	U.S. Treasury Obligations — 12.5%
4,000,000	U.S. Treasury Bills, 3.610%, 6/11/26#	3,971,584
9,000,000	U.S. Treasury Bond, 1.875%, 2/15/51	5,011,523
12,500,000	U.S. Treasury Bond, 2.250%, 8/15/46	8,167,481
6,140,000	U.S. Treasury Bond, 2.875%, 5/15/52	4,269,219
27,245,000	U.S. Treasury Note, 3.500%, 2/15/33	26,226,505
21,540,000	U.S. Treasury Strip, Principal, 5/15/43(A)	9,269,775
19,894,000	U.S. Treasury Strip, Principal, 5/15/45(A)	7,650,127
26,500,000	U.S. Treasury Strip, Principal, 2/15/51(A)	7,564,155
	Total U.S. Treasury Obligations	$72,130,369
	Agency Collateralized Mortgage Obligations — 12.0%
1,987,463	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.163%, 11/25/27(B)(C)	1,965,545
126,824	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	126,127
5,103,378	Freddie Mac Multiclass Certificates Series, Ser 2024-P015, Class A, 4.296%, 1/25/33(B)(C)	4,986,026
2,450,000	FREMF Mortgage Trust, Ser 2017-K61, Class B, 144a, 3.697%, 12/25/49(B)(C)	2,426,233
1,200,000	FREMF Mortgage Trust, Ser 2018-K74, Class B, 144a, 4.095%, 2/25/51(B)(C)	1,180,597
524,369	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (SOFR30A + 0.814%), 4.483%, 11/25/35(B)	521,357
4,231	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, (SOFR30A + 0.814%), 4.483%, 5/25/36(B)	4,216
125,814	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(B)(C)	124,926
1,752,030	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(B)(C)	1,717,313
2,113,016	FRESB Mortgage Trust, Ser 2018-SB54, Class A10F, 3.520%, 5/25/28(B)(C)	2,081,642
2,268,190	FRESB Mortgage Trust, Ser 2018-SB55, Class A10F, 3.755%, 9/25/28(B)(C)	2,234,197
146,280	GNMA, Pool #785631, 4.587%, 5/20/67(B)(C)	145,598
220,994	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(B)(C)	218,828
459,120	GNMA, Ser 2013-121, Class AB, 3.021%, 8/16/44(B)(C)	437,185
15,179	GNMA, Ser 2013-59, Class A, 1.750%, 7/16/45	14,337
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(B)(C)	2,114,314
339,239	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	320,851
644,277	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(B)(C)	604,561
662,656	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	569,208
309,258	GNMA, Ser 2017-H11, Class FV, (TSFR1M + 0.614%), 4.283%, 5/20/67(B)	309,207
282,088	GNMA, Ser 2019-H15, Class GA, 2.250%, 8/20/69	275,300
3,613,433	GNMA, Ser 2020-113, Class AF, 2.000%, 10/16/62	2,474,505
4,758,647	GNMA, Ser 2020-118, Class AB, 2.250%, 4/16/62	3,842,374
2,113,089	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	1,483,774
3,539,243	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	2,630,234
3,068,833	GNMA, Ser 2025-126, Class BA, 5.548%, 5/16/67(B)(C)	3,173,691
5,968,154	GNMA, Ser 2025-142, Class BA, 5.350%, 3/16/67(B)(C)	6,166,680
6,966,093	GNMA, Ser 2025-145, Class AK, 5.594%, 5/16/67(B)(C)	7,268,443
5,977,716	GNMA, Ser 2025-153, Class AK, 5.740%, 8/16/67(B)(C)	6,272,472
6,812,927	GNMA, Ser 2025-162, Class BA, 5.433%, 2/16/68(B)(C)	7,070,614
5,858,375	GNMA, Ser 2025-185, Class AM, 5.310%, 10/16/67(B)(C)	6,092,652
	Total Agency Collateralized Mortgage Obligations	$68,853,007
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 11.3%
$ 3,358,000	FHLMC, Pool #WN2314, 4.650%, 1/1/33	$ 3,352,726
4,914,765	FHLMC REMIC, Pool #RA8086, 5.000%, 10/1/52	4,900,157
4,832,017	FHLMC REMIC, Pool #SD7152, 6.000%, 11/1/54	4,981,625
2,000,000	FHLMC REMIC, Pool #WN2381, 4.450%, 4/1/30	2,001,267
3,000,000	FHLMC REMIC, Pool #WN2615, 4.150%, 6/1/31	2,969,122
415,126	FNMA, Pool #888829, 5.926%, 6/1/37(B)(C)	414,021
330,528	FNMA, Pool #AH8854, 4.500%, 4/1/41	327,098
3,967,524	FNMA, Pool #AM9682, 3.810%, 8/1/45	3,463,719
3,000,000	FNMA, Pool #AN2418, 2.120%, 9/1/26	2,971,769
1,174,849	FNMA, Pool #AN6828, 3.060%, 9/1/32	1,138,025
3,000,000	FNMA, Pool #AN8089, 3.330%, 1/1/38	2,629,423
75,708	FNMA, Pool #AT0924, 2.000%, 3/1/28	73,993
3,860,363	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,834,037
3,344,710	FNMA, Pool #BS5630, 3.790%, 11/1/32	3,228,240
6,386,039	FNMA, Pool #FS1887, 3.000%, 5/1/47	5,675,211
2,332,814	FNMA, Pool #FS7798, 6.000%, 6/1/54	2,406,849
3,048,742	FNMA, Pool #MA4269, 2.500%, 2/1/41	2,759,033
3,824,047	FNMA, Pool #MA4709, 5.000%, 7/1/52	3,790,575
3,466,796	FNMA, Pool #MA5073, 6.000%, 7/1/53	3,553,254
5,283,533	GNMA, Pool #MA8795, 2.500%, 4/20/53	4,555,091
4,177,000	GNMA, Pool #MA9171, 5.500%, 9/20/53	4,223,512
2,241,944	GNMA, Pool #MA9418, 3.000%, 1/20/54	2,011,482
	Total U.S. Government Mortgage-Backed Obligations	$65,260,229
	Asset-Backed Securities — 7.8%
1,488,347	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,425,212
754,496	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	702,460
2,383,734	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	2,178,649
2,257,705	CF Hippolyta Issuer LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	1,816,041
3,000,000	Compass Datacenters Issuer II LLC, Ser 2025-2A, Class A1, 144a, 4.926%, 11/25/50	2,952,680
2,668,592	JG Wentworth XLII LLC, Ser 2018-2A, Class A, 144a, 3.960%, 10/15/75	2,491,041
1,154,863	JGWPT XXVII LLC, Ser 2012-3A, Class A, 144a, 3.220%, 9/15/65	1,049,842
1,281,409	JGWPT XXXI LLC, Ser 2014-1A, Class A, 144a, 3.960%, 3/15/63	1,208,843
915,599	JGWPT XXXIV LLC, Ser 2015-1A, Class A, 144a, 3.260%, 9/15/72	813,901
4,445,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, Ser 2022-ELL, Class A2, 4.145%, 2/1/33	4,423,858
3,500,000	Neuberger Berman Loan Advisers CLO 42 Ltd. (Cayman Islands), Ser 2021-42A, Class AR, 144a, (TSFR3M + 0.950%), 4.621%, 7/16/36(B)	3,490,375
848,568	Oklahoma Development Finance Auth., Revenue, Ser 2022-ONG, Class A1, 3.877%, 5/1/37	836,172
320,000	Progress Residential Trust, Ser 2025-SFR4, Class B, 144a, 4.700%, 8/17/42	315,205
3,030,000	QTS Issuer ABS I LLC, Ser 2025-1A, Class A2, 144a, 5.439%, 5/25/55	2,996,246
3,635,992	Small Business Administration Participation Certificates, Ser 2021-10B, Class 1, 1.304%, 9/10/31	3,236,216
4,072,414	Small Business Administration Participation Certificates, Ser 2021-25I, Class 1, 1.560%, 9/1/46	3,376,247
2,370,846	Small Business Administration Participation Certificates, Ser 2023-10B, Class 1, 5.688%, 9/10/33	2,457,327

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 7.8% (Continued)
$ 3,300,055	Small Business Administration Participation Certificates, Ser 2023-25G, Class 1, 5.180%, 7/1/48	$ 3,386,669
2,646,069	Small Business Administration Participation Certificates, Ser 2023-25H, Class 1, 5.150%, 8/1/48	2,711,754
429,330	Sunnova Hestia I Issuer LLC, Ser 2023-GRID1, Class 1A, 144a, 5.750%, 12/20/50	419,931
2,519,118	Sunnova Hestia II Issuer LLC, Ser 2024-GRID1, Class 1A, 144a, 5.630%, 7/20/51	2,440,478
	Total Asset-Backed Securities	$44,729,147
	Municipal Bonds — 5.1%
	California — 2.1%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	942,271
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	1,760,082
875,000	California Health Facilities Financing Authority, 4.140%, 6/1/34	843,169
1,515,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,111,365
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,615,265
2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,455,905
2,675,000	State of California, Build America Bonds, UTGO, 7.300%, 10/1/39	3,073,034
		11,801,091
	Texas — 0.9%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	1,831,093
2,640,000	Texas Department of Transportation State Highway Fund, Build America Bonds, Revenue, 5.178%, 4/1/30	2,685,888
1,272,687	Travis County Housing Finance Corp, Revenue, 2.550%, 7/1/42	848,544
		5,365,525
	Oklahoma — 0.5%
3,000,000	Oklahoma Development Finance Auth., Revenue, 5.087%, 2/1/52	2,871,612
	Virginia — 0.4%
814,015	Virginia Housing Development Authority, 2.950%, 10/25/49	720,801
2,142,746	Virginia Housing Development Authority, 2.125%, 7/25/51	1,693,191
		2,413,992
	New York — 0.4%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,063,950
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,301,947
		2,365,897
	Minnesota — 0.4%
2,940,056	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	2,235,550
	Nevada — 0.2%
1,370,163	Nevada Housing Division, Revenue, 1.900%, 11/1/44	1,119,541
	Ohio — 0.2%
1,103,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	965,449
	Louisiana — 0.0%
257,300	Louisiana Housing Corp., 2.875%, 11/1/38	223,320
	Total Municipal Bonds	$29,361,977
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 4.5%
$ 2,982,677	BBCMS Mortgage Trust, Ser 2024-5C27, Class A2, 5.550%, 7/15/57	$ 3,046,504
3,000,000	BMO Mortgage Trust, Ser 2024-5C7, Class A2, 5.092%, 11/15/57	3,036,372
780,000	BX Trust, Ser 2025-VLT7, Class A, 144a, (TSFR1M + 1.700%), 5.373%, 7/15/44(B)	776,587
380,000	BX Trust, Ser 2025-VLT7, Class B, 144a, (TSFR1M + 2.000%), 5.673%, 7/15/44(B)	377,744
13,992	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	13,191
2,850,000	CHI Commercial Mortgage Trust, Ser 2025-SFT, Class A, 144a, 5.117%, 4/15/42(B)(C)	2,888,263
2,985,000	Citigroup Commercial Mortgage Trust, Ser 2020-555, Class A, 144a, 2.647%, 12/10/41	2,702,306
3,000,000	DOLP Trust, Ser 2021-NYC, Class A, 144a, 2.956%, 5/10/41	2,691,233
1,450,000	FREMF Mortgage Trust, Ser 2017-K65, Class B, 144a, 4.085%, 7/25/50(B)(C)	1,441,304
2,545,000	FREMF Mortgage Trust, Ser 2017-K66, Class B, 144a, 4.037%, 7/25/27(B)(C)	2,524,198
525,000	FREMF Mortgage Trust, Ser 2017-K69, Class B, 144a, 3.727%, 10/25/49(B)(C)	516,665
2,326,563	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	1,863,260
2,550,000	MKT Mortgage Trust, Ser 2020-525M, Class A, 144a, 2.694%, 2/12/40	2,302,169
2,185,000	SLG Office Trust, Ser 2021-OVA, Class A, 144a, 2.585%, 7/15/41	1,943,491
	Total Commercial Mortgage-Backed Securities	$26,123,287
	Non-Agency Collateralized Mortgage Obligations — 0.0%
325,883	Virginia Housing Development Auth., Revenue, Ser 2013-B, Class A, 2.750%, 4/25/42	287,356
Shares
	Short-Term Investment Fund — 0.1%
481,578	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	481,578
	Total Investment Securities—99.2% (Cost $602,315,780)	$571,047,913
	Other Assets in Excess of Liabilities — 0.8%	4,333,976
	Net Assets — 100.0%	$575,381,889
(A)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
(B)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2026.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ABS – Asset-Backed Security
CLO – Collateralized Loan Obligation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $74,132,006 or 12.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$134,947,126	$—	$134,947,126
U.S. Government Agency Obligations	—	128,873,837	—	128,873,837
U.S. Treasury Obligations	—	72,130,369	—	72,130,369
Agency Collateralized Mortgage Obligations	—	68,853,007	—	68,853,007
U.S. Government Mortgage-Backed Obligations	—	65,260,229	—	65,260,229
Asset-Backed Securities	—	44,729,147	—	44,729,147
Municipal Bonds	—	29,361,977	—	29,361,977
Commercial Mortgage-Backed Securities	—	26,123,287	—	26,123,287
Non-Agency Collateralized Mortgage Obligations	—	287,356	—	287,356
Short-Term Investment Fund	481,578	—	—	481,578
Total	$481,578	$570,566,335	$—	$571,047,913
See accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities
March 31, 2026 (Unaudited)
	Touchstone Active Bond Fund	Touchstone Ares Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund	Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund
Assets
Investments, at cost	$283,413,249	$968,779,570	$1,844,856,778	$119,199,993	$3,344,237,295	$412,648,603
Investments, at market value *	$275,707,029	$949,276,895	$2,292,491,721	$116,617,744	$4,381,373,348	$574,324,703
Cash	1,852	330,388	790,441	—	—	—
Cash deposits held at prime broker (A)	223,250	198,340	—	—	—	—
Foreign currency †	21	9,909,049	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	17,911	—	—	—	—
Dividends and interest receivable	2,553,071	12,566,438	2,009,974	1,805,858	1,990,623	816,619
Receivable for capital shares sold	248,361	2,572,399	579,853	59,500	5,258,808	154,107
Receivable for investments sold	14,745	10,175,044	—	204,296	—	—
Receivable for variation margin on futures contracts	22,085	—	—	—	—	—
Receivable for securities lending income	645	35,979	—	1,773	288	2,703
Tax reclaim receivable	—	—	—	—	—	—
Other assets	1,532	6,286	11,542	4,569	21,797	9,893
Total Assets	278,772,591	985,088,729	2,295,883,531	118,693,740	4,388,644,864	575,308,025

Liabilities
Written options, at market value ‡	—	12,400	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	49,515	—	—	—	—
Dividends payable	—	—	—	—	—	—
Payable for return of collateral for securities on loan	1,961,966	60,629,936	—	7,560,819	—	10,855,981
Deferred foreign capital gains tax	—	—	—	—	—	—
Payable for capital shares redeemed	236,607	2,143,041	1,597,322	51,545	9,078,589	314,856
Payable for investments purchased	—	17,442,583	—	981,500	—	—
Payable to Investment Adviser	65,342	387,751	1,034,021	36,502	2,554,429	303,111
Payable to other affiliates	42,319	146,005	648,820	13,472	621,248	65,841
Payable to Trustees	16,029	16,030	16,029	16,029	16,029	16,029
Payable for professional services	22,530	23,039	37,898	17,982	67,420	18,242
Payable for reports to shareholders	3,051	6,155	33,651	5	105,796	12,720
Payable for transfer agent services	37,879	160,841	380,351	7,842	744,568	43,102
Payable for variation margin on swap agreements	—	29,062	—	—	—	—
Other accrued expenses and liabilities	18,783	27,621	26,330	7,146	278,720	16,176
Total Liabilities	2,404,506	81,073,979	3,774,422	8,692,842	13,466,799	11,646,058
Net Assets	$276,368,085	$904,014,750	$2,292,109,109	$110,000,898	$4,375,178,065	$563,661,967
Net assets consist of:
Par value	291,695	1,012,243	1,166,491	143,918	814,921	217,923
Paid-in capital	413,039,502	1,021,253,379	1,828,897,143	134,551,236	3,127,820,172	369,239,055
Distributable earnings (deficit)	(136,963,112)	(118,250,872)	462,045,475	(24,694,256)	1,246,542,972	194,204,989
Net Assets	$276,368,085	$904,014,750	$2,292,109,109	$110,000,898	$4,375,178,065	$563,661,967
*Includes market value of securities on loan of:	$1,918,985	$58,912,646	$—	$7,328,594	$—	$10,607,958
†Cost of foreign currency:	$21	$9,882,004	$—	$—	$—	$—
‡Premiums received from written options:	$—	$16,000	$—	$—	$—	$—
(A)	Represents segregated cash for futures contracts, swap agreement, and/or securities sold short.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Sands Capital International Growth Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund	Touchstone US Quality Bond Fund

$74,706,620	$1,380,339,391	$208,857,064	$166,626,864	$1,015,408,404	$602,315,780
$85,036,296	$1,912,397,346	$246,326,570	$200,815,525	$1,013,508,647	$571,047,913
19,880	144,265	—	8,342	—	—
—	—	—	—	—	—
86,938	—	—	—	—	—
—	—	—	—	—	—
99,705	306,633	172,930	353,273	5,927,339	4,134,837
45,906	633,289	255,724	200,448	6,144,924	751,340
658,573	—	—	—	18,858	—
—	—	—	—	—	—
39	—	—	184	204	2
80,025	—	—	—	—	—
618	11,578	9,239	3,202	6,561	3,235
86,027,980	1,913,493,111	246,764,463	201,380,974	1,025,606,533	575,937,327

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	106,415	—
—	—	—	1,870,731	—	—
640,860	—	—	—	—	—
184,767	7,715,664	371,591	331,116	3,272,731	257,965
—	—	—	656,053	—	—
26,261	968,001	145,568	117,349	154,836	102,806
11,228	393,221	28,798	26,582	187,003	66,739
16,029	16,029	16,030	16,029	16,029	16,029
14,721	36,491	14,936	15,064	27,873	21,493
2,123	30,946	11,922	2,456	487	3,596
20,973	368,370	42,609	18,440	115,657	71,423
—	—	—	—	—	—
36,068	51,935	12,970	10,205	83,832	15,387
953,030	9,580,657	644,424	3,064,025	3,964,863	555,438
$85,074,950	$1,903,912,454	$246,120,039	$198,316,949	$1,021,641,670	$575,381,889

114,050	1,107,826	164,519	44,641	1,107,968	631,737
87,167,839	1,309,141,296	208,727,846	152,238,498	1,135,550,791	632,530,353
(2,206,939)	593,663,332	37,227,674	46,033,810	(115,017,089)	(57,780,201)
$85,074,950	$1,903,912,454	$246,120,039	$198,316,949	$1,021,641,670	$575,381,889
$—	$—	$—	$1,843,343	$—	$—
$86,968	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—

Statements of Assets and Liabilities  (Unaudited) (Continued)
	Touchstone Active Bond Fund	Touchstone Ares Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund	Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$107,946,806	$123,368,570	$1,501,261,488	$9,600,137	$144,427,081	$15,880,901
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	11,378,297	14,028,130	76,323,348	1,299,948	2,742,081	624,130
Net asset value price per share*	$9.49	$8.79	$19.67	$7.39	$52.67	$25.44
Maximum sales charge - Class A shares	3.25%	3.25%	5.00%	3.25%	5.00%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$9.81	$9.09	$20.71	$7.64	$55.44	$26.78

Pricing of Class C Shares
Net assets applicable to Class C shares	$1,672,082	$35,595,029	$98,887,476	$378,120	$59,493,678	$817,939
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	195,845	4,239,926	5,069,242	51,427	1,265,641	34,020
Net asset value and offering price per share**	$8.54	$8.40	$19.51	$7.35	$47.01	$24.04

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$—	$—

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$39,946,269	$638,074,632	$672,103,211	$17,707,730	$3,031,030,550	$135,383,661
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	4,214,285	71,136,999	34,244,393	2,307,549	56,368,775	5,264,881
Net asset value, offering price and redemption price per share	$9.48	$8.97	$19.63	$7.67	$53.77	$25.71

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$—	$—	$29,461,007	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—	564,023	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$52.23	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$126,802,928	$106,806,246	$3,147,627	$82,314,911	$529,328,723	$411,579,466
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	13,381,053	11,800,393	160,512	10,732,886	9,800,650	15,869,255
Net asset value, offering price and redemption price per share	$9.48	$9.05	$19.61	$7.67	$54.01	$25.94

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$—	$170,273	$16,709,307	$—	$581,437,026	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	18,822	851,584	—	10,750,929	—
Net asset value, offering price and redemption price per share	$—	$9.05	$19.62	$—	$54.08	$—
*	There is no sales load on subscriptions of $1 million or more for all funds except for Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund, Ultra Short Duration Fixed Income Fund and US Quality Bond Fund. There is no sales load on subscriptions of $500,000 or more for Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund, Ultra Short Duration Fixed Income Fund and US Quality Bond Fund. Redemptions that were part of a $500,000 or $1million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Sands Capital International Growth Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund	Touchstone US Quality Bond Fund

$6,897,950	$348,714,316	$42,886,751	$27,055,307	$232,767,192	$14,363,621
929,097	22,256,626	2,920,554	614,452	25,254,646	1,579,307
$7.42	$15.67	$14.68	$44.03	$9.22	$9.09
5.00%	5.00%	5.00%	5.00%	2.00%	3.25%
$7.81	$16.49	$15.45	$46.35	$9.41	$9.40

$690,276	$10,867,870	$1,721,677	$250,702	$8,006,973	$1,538,164
91,308	709,138	136,849	6,079	867,846	169,265
$7.56	$15.33	$12.58	$41.24	$9.23	$9.09

$—	$—	$—	$—	$24,341,902	$—
—	—	—	—	2,639,213	—
$—	$—	$—	$—	$9.22	$—

$62,585,041	$544,621,200	$170,272,767	$44,006,419	$584,764,660	$256,962,105
8,390,817	30,553,477	11,310,958	991,783	63,400,516	28,212,312
$7.46	$17.83	$15.05	$44.37	$9.22	$9.11

$—	$187,635,166	$—	$—	$42,827,449	$—
—	11,965,344	—	—	4,644,403	—
$—	$15.68	$—	$—	$9.22	$—

$1,817,292	$558,091,371	$31,238,844	$127,004,521	$128,933,494	$277,143,402
243,138	31,163,720	2,083,576	2,851,815	13,990,162	30,426,745
$7.47	$17.91	$14.99	$44.53	$9.22	$9.11

$13,084,391	$253,982,531	$—	$—	$—	$25,374,597
1,750,624	14,134,296	—	—	—	2,786,074
$7.47	$17.97	$—	$—	$—	$9.11

Statements of Operations For the Six Months Ended March 31, 2026 (Unaudited)
	Touchstone Active Bond Fund	Touchstone Ares Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund
Investment Income
Dividends*	$131,611	$1,220,255	$28,509,055	$46,626
Interest	6,519,244	33,573,932	—	3,784,776
Income from securities loaned	6,682	148,257	1,240	7,094
Total Investment Income	6,657,537	34,942,444	28,510,295	3,838,496
Expenses
Investment advisory fees	492,473	2,531,053	6,181,614	296,759
Administration fees	181,544	596,445	1,565,669	71,744
Compliance fees and expenses	1,950	1,951	1,951	1,950
Custody fees	24,080	23,153	6,800	16,979
Professional fees	24,457	46,441	54,582	18,829
Transfer Agent fees, Class A	57,263	52,608	598,112	6,868
Transfer Agent fees, Class C	913	14,560	60,839	201
Transfer Agent fees, Class S	—	—	—	—
Transfer Agent fees, Class Y	15,389	263,259	263,127	10,726
Transfer Agent fees, Class Z	—	—	—	—
Transfer Agent fees, Institutional Class	10,598	25,649	380	238
Transfer Agent fees, Class R6	—	10	396	—
Registration fees, Class A	8,729	9,004	8,232	6,090
Registration fees, Class C	7,431	9,843	6,397	4,633
Registration fees, Class S	—	—	—	—
Registration fees, Class Y	8,104	22,690	7,235	6,796
Registration fees, Class Z	—	—	—	—
Registration fees, Institutional Class	7,045	10,159	2,204	6,795
Registration fees, Class R6	—	2,167	3,276	—
Reports to Shareholders, Class A	6,109	5,654	29,019	2,821
Reports to Shareholders, Class C	2,297	2,698	6,259	2,112
Reports to Shareholders, Class S	—	—	—	—
Reports to Shareholders, Class Y	3,207	18,012	12,207	2,480
Reports to Shareholders, Class Z	—	—	—	—
Reports to Shareholders, Institutional Class	2,415	2,501	1,883	2,157
Reports to Shareholders, Class R6	—	1,503	1,912	—
Shareholder servicing fees, Class Z	—	—	—	—
Distribution and shareholder servicing expenses, Class A	137,837	155,431	1,929,962	12,497
Distribution and shareholder servicing expenses, Class C	9,317	170,553	580,445	1,834
Distribution expenses, Class S	—	—	—	—
Trustee fees	15,996	15,996	15,996	15,996
Other expenses	59,053	62,703	118,598	21,591
Total Expenses	1,076,207	4,044,043	11,457,095	510,096
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(183,940)	(362,898)	(164,181)	(94,462)
Fees eligible for recoupment by the Adviser(A)	—	—	—	—
Net Expenses	892,267	3,681,145	11,292,914	415,634
Net Investment Income (Loss)	5,765,270	31,261,299	17,217,381	3,422,862
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)(C)	(2,792,408)	(5,888,990)	39,235,484	(40,271)
Net realized gains on securities sold short	—	14,592	—	—
Net realized gains on written options	—	36,520	—	—
Net realized losses on futures contracts	(270,624)	—	—	—
Net realized gains on swap agreements	171,860	242,625	—	—
Net realized gains on forward foreign currency contracts	—	541,301	—	—
Net realized gains (losses) on foreign currency transactions	—	(38,855)	—	—
Net change in unrealized appreciation (depreciation) on investments†	(233,339)	(22,036,936)	13,058,892	(1,751,872)
Net change in unrealized appreciation (depreciation) on securities sold short	—	(9,335)	—	—
Net change in unrealized appreciation (depreciation) on written options	—	3,800	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	222,991	—	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	—	5,831	—	—
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(51,788)	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	(30,130)	—	—
Net Realized and Unrealized Gains (Losses) on Investments	(2,901,520)	(27,211,365)	52,294,376	(1,792,143)
Change in Net Assets Resulting from Operations	$2,863,750	$4,049,934	$69,511,757	$1,630,719
*Net of foreign tax withholding of:	$—	$—	$—	$—
†Includes decrease in deferred foreign capital gain tax of:	$—	$—	$—	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Includes foreign capital gains taxes paid of $4,596 for the Sands Capital International Growth Equity Fund.
(C)	Net realized gains on investments includes the realized gains of $170,543,713, $13,296,294, $84,779,758, $5,855,472 and $2,290,310 for the Mid Cap Fund, the Mid Cap Value Fund, the Sand Capital Select Growth Fund, the Small Cap Fund and the Small Cap Value Fund, respectively, for redemption-in-kind activity, which will not be recognized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Operations (Unaudited) (Continued)
Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund	Touchstone Sands Capital International Growth Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund	Touchstone US Quality Bond Fund

$29,130,905	$4,735,038	$225,277	$3,656,331	$1,665,714	$1,719,118	$23,011	$—
10,383	—	—	409	—	—	21,784,321	13,096,748
2,212	6,994	209	3,966	212	2,223	962	108
29,143,500	4,742,032	225,486	3,660,706	1,665,926	1,721,341	21,808,294	13,096,856

16,456,379	1,789,119	330,139	7,065,591	1,092,646	807,922	786,889	744,523
3,344,846	368,900	67,023	1,486,329	169,987	127,822	607,912	392,836
1,950	1,950	1,950	1,950	1,951	1,950	1,950	1,950
16,144	6,324	9,904	8,669	3,017	6,236	49,238	5,710
102,841	22,077	28,217	52,822	16,726	16,449	33,837	25,829
82,117	10,828	4,476	183,550	26,308	10,426	55,351	9,575
31,247	539	510	8,592	1,084	223	1,478	646
—	—	—	—	—	—	7,565	—
1,975,992	59,042	42,289	277,062	101,576	16,946	128,595	104,133
25,050	—	—	176,351	—	—	18,334	—
170,829	63,936	641	173,955	4,221	32,070	18,731	71,786
1,544	—	15	142	—	—	—	37
9,470	7,589	9,284	10,497	10,759	8,605	15,578	9,609
8,544	7,351	6,329	8,754	5,872	4,980	6,230	6,960
—	—	—	—	—	—	7,498	—
30,794	9,993	10,294	13,946	12,265	9,123	31,944	10,588
8,590	—	—	11,126	—	—	8,852	—
12,042	11,605	3,672	9,492	7,759	10,937	8,199	9,489
14,498	—	2,193	10,808	—	—	—	6,758
4,502	3,777	2,117	13,362	4,187	2,823	3,666	3,152
3,437	2,200	1,945	2,319	2,154	2,139	1,737	1,982
—	—	—	—	—	—	2,127	—
138,404	6,908	4,719	14,777	25,504	3,267	7,028	5,537
2,447	—	—	6,132	—	—	2,453	—
8,772	16,200	1,840	7,814	2,320	4,762	1,877	2,872
8,650	—	1,972	3,215	—	—	—	2,059
41,238	—	—	277,583	—	—	50,475	—
193,114	19,190	9,988	507,413	50,477	33,020	209,164	17,845
332,318	4,429	3,980	71,488	8,655	1,568	28,825	7,435
—	—	—	—	—	—	62,804	—
15,996	15,996	15,996	15,996	15,996	15,996	15,996	15,996
849,662	84,567	35,652	351,394	46,389	32,699	45,397	33,372
23,891,417	2,512,520	595,145	10,771,129	1,609,853	1,149,963	2,219,730	1,490,679
(33,141)	(69,359)	(132,624)	(649,033)	(256,608)	(147,508)	(71,229)	(121,558)
—	5,955	—	—	—	—	12,007	—
23,858,276	2,449,116	462,521	10,122,096	1,353,245	1,002,455	2,160,508	1,369,121
5,285,224	2,292,916	(237,035)	(6,461,390)	312,681	718,886	19,647,786	11,727,735

224,988,310	39,093,986	(1,867,771)	100,586,814	3,376,650	13,356,115	(31,207)	(3,186,399)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	26,289	—	—	—	—	—
(325,500,577)	18,455,156	(16,582,744)	(543,689,539)	(3,001,968)	4,969,528	(1,289,461)	290,849
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	(17,883)	—	—	—	—	—
(100,512,267)	57,549,142	(18,442,109)	(443,102,725)	374,682	18,325,643	(1,320,668)	(2,895,550)
$(95,227,043)	$59,842,058	$(18,679,144)	$(449,564,115)	$687,363	$19,044,529	$18,327,118	$8,832,185
$—	$—	$21,190	$104,013	$—	$—	$—	$—
$—	$—	$221,914	$—	$—	$—	$—	$—

Statements of Changes in Net Assets
	Touchstone Active Bond Fund		Touchstone Ares Credit Opportunities Fund		Touchstone Dividend Equity Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025(A)	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
From Operations
Net investment income	$5,765,270	$10,456,957	$31,261,299	$55,787,098	$17,217,381	$36,522,702
Net realized gains (losses) on investments, securities sold short, written options, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(2,891,172)	(1,230,410)	(5,092,807)	(3,478,389)	39,235,484	104,799,688
Net change in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(10,348)	(115,604)	(22,118,558)	(1,024,833)	13,058,892	97,354,604
Change in Net Assets from Operations	2,863,750	9,110,943	4,049,934	51,283,876	69,511,757	238,676,994

Distributions to Shareholders:
Distributed earnings, Class A	(2,226,875)	(4,344,657)	(4,913,969)	(8,966,521)	(84,529,678)	(100,675,436)
Distributed earnings, Class C	(34,911)	(79,155)	(1,301,617)	(2,113,335)	(6,081,130)	(10,824,082)
Distributed earnings, Class Y	(833,918)	(1,672,920)	(25,401,366)	(39,674,777)	(39,293,635)	(46,542,165)
Distributed earnings, Class Z	—	—	—	—	—	—
Distributed earnings, Institutional Class	(2,748,048)	(4,450,994)	(4,240,792)	(6,662,473)	(198,068)	(204,975)
Distributed earnings, Class R6	—	—	(5,246)	(79)	(536,198)	(672,557)
Total Distributions	(5,843,752)	(10,547,726)	(35,862,990)	(57,417,185)	(130,638,709)	(158,919,215)
Change in Net Assets from Share Transactions(B)	7,012,659	10,216,577	55,570,473	263,033,689	(47,186,419)	(205,378,945)

Total Increase (Decrease) in Net Assets	4,032,657	8,779,794	23,757,417	256,900,380	(108,313,371)	(125,621,166)

Net Assets
Beginning of period	272,335,428	263,555,634	880,257,333	623,356,953	2,400,422,480	2,526,043,646
End of period	$276,368,085	$272,335,428	$904,014,750	$880,257,333	$2,292,109,109	$2,400,422,480
(A)	Represents the period from commencement of operations (May 19, 2025) through September 30, 2025 for Class R6 shares.
(B)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone High Yield Fund		Touchstone Mid Cap Fund		Touchstone Mid Cap Value Fund
For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025

$3,422,862	$6,587,246	$5,285,224	$11,544,787	$2,292,916	$5,417,399
(40,271)	(290,269)	224,988,310	333,811,516	39,093,986	44,350,025
(1,751,872)	58,668	(325,500,577)	(371,175,678)	18,455,156	(20,517,858)
1,630,719	6,355,645	(95,227,043)	(25,819,375)	59,842,058	29,249,566

(313,079)	(685,267)	(3,073,020)	(3,796,542)	(565,735)	(791,011)
(10,411)	(19,583)	(1,469,712)	(1,936,283)	(27,193)	(82,626)
(562,398)	(1,148,341)	(79,053,216)	(103,709,789)	(5,247,361)	(8,631,283)
—	—	(660,538)	(982,189)	—	—
(2,569,614)	(4,752,181)	(12,721,037)	(18,401,276)	(16,741,811)	(21,546,637)
—	—	(15,793,545)	(18,722,741)	—	—
(3,455,502)	(6,605,372)	(112,771,068)	(147,548,820)	(22,582,100)	(31,051,557)
4,533,316	916,438	(698,791,309)	(629,801,445)	(28,136,925)	(56,603,299)

2,708,533	666,711	(906,789,420)	(803,169,640)	9,123,033	(58,405,290)

107,292,365	106,625,654	5,281,967,485	6,085,137,125	554,538,934	612,944,224
$110,000,898	$107,292,365	$4,375,178,065	$5,281,967,485	$563,661,967	$554,538,934

Statements of Changes in Net Assets (Continued)
	Touchstone Sands Capital International Growth Equity Fund		Touchstone Sands Capital Select Growth Fund		Touchstone Small Cap Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
From Operations
Net investment income (loss)	$(237,035)	$(201,681)	$(6,461,390)	$(14,529,516)	$312,681	$284,904
Net realized gains (losses) on investments and foreign currency transactions	(1,841,482)	1,269,069	100,586,814	473,835,653	3,376,650	5,171,097
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(16,600,627)	8,760,001	(543,689,539)	253,265,889	(3,001,968)	(8,441,220)
Change in Net Assets from Operations	(18,679,144)	9,827,389	(449,564,115)	712,572,026	687,363	(2,985,219)

Distributions to Shareholders:
Distributed earnings, Class A	(84,705)	(806,209)	(2,723,978)	—	—	(388,246)
Distributed earnings, Class C	(1,749)	(84,381)	(100,219)	—	—	(20,748)
Distributed earnings, Class S	—	—	—	—	—	—
Distributed earnings, Class Y	(1,020,677)	(6,720,733)	(3,740,677)	—	(360,369)	(2,801,356)
Distributed earnings, Class Z	—	—	(1,526,278)	—	—	—
Distributed earnings, Institutional Class	(30,033)	(225,618)	(3,848,197)	—	(86,024)	(557,524)
Distributed earnings, Class R6	(219,402)	(1,736,626)	(1,849,247)	—	—	—
Total Distributions	(1,356,566)	(9,573,567)	(13,788,596)	—	(446,393)	(3,767,874)
Change in Net Assets from Share Transactions(A)	(4,669,377)	474,597	(182,931,879)	(620,504,696)	(20,243,162)	(3,422,437)

Total Increase (Decrease) in Net Assets	(24,705,087)	728,419	(646,284,590)	92,067,330	(20,002,192)	(10,175,530)

Net Assets
Beginning of period	109,780,037	109,051,618	2,550,197,044	2,458,129,714	266,122,231	276,297,761
End of period	$85,074,950	$109,780,037	$1,903,912,454	$2,550,197,044	$246,120,039	$266,122,231
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Small Cap Value Fund		Touchstone Ultra Short Duration Fixed Income Fund		Touchstone US Quality Bond Fund
For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025

$718,886	$1,498,992	$19,647,786	$34,541,892	$11,727,735	$22,561,107
13,356,115	11,417,624	(31,207)	171,079	(3,186,399)	(4,752,646)
4,969,528	(2,965,666)	(1,289,461)	1,347,480	290,849	(1,768,488)
19,044,529	9,950,950	18,327,118	36,060,451	8,832,185	16,039,973

(141,233)	(79,046)	(3,584,431)	(4,640,049)	(265,910)	(531,770)
—	—	(148,723)	(228,275)	(23,268)	(35,700)
—	—	(518,172)	(1,235,039)	—	—
(326,822)	(251,007)	(12,626,203)	(21,826,156)	(5,497,398)	(10,688,413)
—	—	(880,202)	(1,864,903)	—	—
(1,119,136)	(925,649)	(3,070,435)	(5,641,516)	(5,509,744)	(10,733,346)
—	—	—	—	(649,699)	(1,128,209)
(1,587,191)	(1,255,702)	(20,828,166)	(35,435,938)	(11,946,019)	(23,117,438)
(3,527,455)	(41,180,474)	188,047,397	317,357,862	(35,199,876)	19,668,106

13,929,883	(32,485,226)	185,546,349	317,982,375	(38,313,710)	12,590,641

184,387,066	216,872,292	836,095,321	518,112,946	613,695,599	601,104,958
$198,316,949	$184,387,066	$1,021,641,670	$836,095,321	$575,381,889	$613,695,599

Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Active Bond Fund				Touchstone Ares Credit Opportunities Fund
	For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025		For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025(A)
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	385,359	$3,702,848	670,474	$6,318,034	1,230,447	$11,063,178	2,490,566	$22,631,562
Reinvestment of distributions	211,993	2,038,161	419,631	3,949,855	498,288	4,462,248	893,680	8,098,999
Cost of Shares redeemed	(822,117)	(7,897,611)	(1,850,540)	(17,413,088)	(1,581,542)	(14,250,105)	(2,560,173)	(23,260,683)
Change from Class A Share Transactions	(224,765)	(2,156,602)	(760,435)	(7,145,199)	147,193	1,275,321	824,073	7,469,878
Class C
Proceeds from Shares issued	14,490	125,736	54,982	469,584	892,538	7,684,917	1,451,695	12,672,160
Reinvestment of distributions	4,027	34,883	9,293	79,058	149,261	1,276,743	237,107	2,059,014
Cost of Shares redeemed	(68,616)	(595,420)	(115,280)	(981,333)	(431,330)	(3,703,819)	(1,240,396)	(10,713,104)
Change from Class C Share Transactions	(50,099)	(434,801)	(51,005)	(432,691)	610,469	5,257,841	448,406	4,018,070
Class Y
Proceeds from Shares issued	873,254	8,415,295	940,493	8,855,478	18,762,427	172,199,321	44,492,523	411,566,580
Reinvestment of distributions	86,480	830,451	177,637	1,670,255	2,777,016	25,350,262	4,289,805	39,597,516
Cost of Shares redeemed	(578,165)	(5,557,655)	(1,840,205)	(17,351,455)	(17,127,803)	(156,845,149)	(25,449,466)	(233,574,435)
Change from Class Y Share Transactions	381,569	3,688,091	(722,075)	(6,825,722)	4,411,640	40,704,434	23,332,862	217,589,661
Institutional Class
Proceeds from Shares issued	1,420,582	13,667,764	3,750,251	35,271,984	1,954,721	18,128,415	3,942,969	36,744,591
Reinvestment of distributions	250,088	2,401,655	415,913	3,912,083	450,683	4,151,099	715,605	6,662,371
Cost of Shares redeemed	(1,056,023)	(10,153,448)	(1,550,104)	(14,563,878)	(1,540,451)	(14,118,124)	(1,013,661)	(9,453,461)
Change from Institutional Class Share Transactions	614,647	5,915,971	2,616,060	24,620,189	864,953	8,161,390	3,644,913	33,953,501
Class R6
Proceeds from Shares issued	—	—	—	—	17,972	166,240	270	2,500
Reinvestment of distributions	—	—	—	—	571	5,247	9	79
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	18,543	171,487	279	2,579
Change from Share Transactions	721,352	$7,012,659	1,082,545	$10,216,577	6,052,798	$55,570,473	28,250,533	$263,033,689
(A)	Represents the period from commencement of operations (May 19, 2025) through September 30, 2025 for Class R6 shares.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Dividend Equity Fund				Touchstone High Yield Fund
For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025		For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

2,164,833	$43,758,195	5,587,779	$104,662,255	24,293	$178,256	47,794	$357,915
3,631,061	72,105,184	4,578,680	85,442,672	37,494	280,475	82,868	618,019
(6,268,011)	(126,427,248)	(14,430,658)	(271,178,990)	(152,924)	(1,148,084)	(315,285)	(2,358,324)
(472,117)	(10,563,869)	(4,264,199)	(81,074,063)	(91,137)	(689,353)	(184,623)	(1,382,390)

82,401	1,638,113	188,852	3,518,291	26,960	200,852	10,907	81,875
298,708	5,880,718	567,707	10,474,740	1,205	8,976	2,055	15,264
(1,872,906)	(37,654,944)	(5,672,978)	(105,324,395)	(18,628)	(139,062)	(24,104)	(177,176)
(1,491,797)	(30,136,113)	(4,916,419)	(91,331,364)	9,537	70,766	(11,142)	(80,037)

1,424,796	28,596,629	3,256,445	60,688,278	121,822	953,289	259,001	2,003,350
1,594,485	31,588,529	1,987,850	37,046,219	71,915	558,692	147,996	1,143,731
(3,716,509)	(74,730,997)	(6,878,277)	(129,308,458)	(218,579)	(1,705,804)	(539,810)	(4,160,057)
(697,228)	(14,545,839)	(1,633,982)	(31,573,961)	(24,842)	(193,823)	(132,813)	(1,012,976)

—	—	28,205	558,595	474,393	3,712,029	58,313	446,448
5,578	110,468	5,621	104,720	225,062	1,752,702	615,061	4,752,181
(17,744)	(361,028)	(14,937)	(282,506)	(15,331)	(119,005)	(234,576)	(1,806,788)
(12,166)	(250,560)	18,889	380,809	684,124	5,345,726	438,798	3,391,841

419,418	8,324,911	20,767	389,335	—	—	—	—
20,336	401,754	27,538	512,479	—	—	—	—
(20,831)	(416,703)	(147,254)	(2,682,180)	—	—	—	—
418,923	8,309,962	(98,949)	(1,780,366)	—	—	—	—
(2,254,385)	$(47,186,419)	(10,894,660)	$(205,378,945)	577,682	$4,533,316	110,220	$916,438

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Mid Cap Fund				Touchstone Mid Cap Value Fund
	For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025		For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	286,587	$15,966,588	484,968	$26,306,553	21,682	$539,475	109,742	$2,496,412
Reinvestment of distributions	47,156	2,688,488	58,080	3,324,759	20,414	495,225	28,838	675,667
Cost of Shares redeemed	(433,273)	(24,280,652)	(730,176)	(39,591,971)	(48,280)	(1,182,658)	(179,910)	(4,128,128)
Change from Class A Share Transactions	(99,530)	(5,625,576)	(187,128)	(9,960,659)	(6,184)	(147,958)	(41,330)	(956,049)
Class C
Proceeds from Shares issued	36,156	1,802,653	155,149	7,611,644	497	11,656	3,429	74,648
Reinvestment of distributions	27,817	1,418,679	35,926	1,858,453	1,153	26,386	3,636	80,783
Cost of Shares redeemed	(211,424)	(10,520,349)	(385,753)	(18,893,663)	(8,454)	(200,986)	(45,287)	(969,519)
Change from Class C Share Transactions	(147,451)	(7,299,017)	(194,678)	(9,423,566)	(6,804)	(162,944)	(38,222)	(814,088)
Class Y
Proceeds from Shares issued	4,633,449	263,062,814	13,940,467	773,970,587	85,329	2,120,980	321,958	7,433,969
Reinvestment of distributions	1,280,735	74,516,817	1,671,971	97,234,748	212,363	5,207,001	359,518	8,505,999
Cost of Shares redeemed	(16,096,980)	(907,525,825)	(23,425,080)	(1,292,540,740)	(561,078)	(13,932,367)	(2,310,890)	(52,725,196)
Change from Class Y Share Transactions	(10,182,796)	(569,946,194)	(7,812,642)	(421,335,405)	(263,386)	(6,604,386)	(1,629,414)	(36,785,228)
Class Z
Proceeds from Shares issued	15,669	866,199	45,720	2,453,155	—	—	—	—
Reinvestment of distributions	11,507	650,720	17,102	972,047	—	—	—	—
Cost of Shares redeemed	(102,995)	(5,719,134)	(240,927)	(13,007,666)	—	—	—	—
Change from Class Z Share Transactions	(75,819)	(4,202,215)	(178,105)	(9,582,464)	—	—	—	—
Institutional Class
Proceeds from Shares issued	9,592,013	543,078,141	13,284,987	729,408,970	2,437,314	60,974,527	7,686,329	175,787,984
Reinvestment of distributions	200,202	11,698,333	291,713	17,022,757	499,828	12,360,957	634,176	15,129,535
Cost of Shares redeemed	(10,247,370)	(580,705,758)	(15,995,090)	(879,593,891)	(3,772,912)	(94,557,121)	(8,960,630)	(208,965,453)
Change from Institutional Class Share Transactions	(455,155)	(25,929,284)	(2,418,390)	(133,162,164)	(835,770)	(21,221,637)	(640,125)	(18,047,934)
Class R6
Proceeds from Shares issued	660,585	37,464,986	3,216,670	180,443,499	—	—	—	—
Reinvestment of distributions	102,998	6,026,039	86,485	5,052,259	—	—	—	—
Cost of Shares redeemed	(2,311,264)	(129,280,048)	(4,157,820)	(231,832,945)	—	—	—	—
Change from Class R6 Share Transactions	(1,547,681)	(85,789,023)	(854,665)	(46,337,187)	—	—	—	—
Change from Share Transactions	(12,508,432)	$(698,791,309)	(11,645,608)	$(629,801,445)	(1,112,144)	$(28,136,925)	(2,349,091)	$(56,603,299)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Sands Capital International Growth Equity Fund				Touchstone Sands Capital Select Growth Fund
For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025		For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

19,258	$166,274	127,383	$1,130,410	419,724	$7,362,103	750,886	$12,261,424
9,073	78,210	90,055	755,562	136,994	2,556,315	—	—
(47,580)	(412,514)	(288,617)	(2,530,918)	(1,779,607)	(31,619,877)	(4,339,965)	(70,751,793)
(19,249)	(168,030)	(71,179)	(644,946)	(1,222,889)	(21,701,459)	(3,589,079)	(58,490,369)

5,952	51,071	17,520	158,247	21,488	379,070	48,313	788,011
199	1,749	9,813	83,898	5,332	97,467	—	—
(9,612)	(84,656)	(44,065)	(387,652)	(202,747)	(3,454,522)	(420,362)	(6,777,178)
(3,461)	(31,836)	(16,732)	(145,507)	(175,927)	(2,977,985)	(372,049)	(5,989,167)

344,544	2,928,012	1,000,290	8,963,950	1,734,561	34,718,163	4,529,571	83,993,313
114,354	990,308	775,263	6,527,717	166,969	3,539,740	—	—
(1,039,245)	(8,592,592)	(1,187,108)	(10,241,047)	(3,620,402)	(73,126,425)	(10,179,020)	(192,977,366)
(580,347)	(4,674,272)	588,445	5,250,620	(1,718,872)	(34,868,522)	(5,649,449)	(108,984,053)

—	—	—	—	77,295	1,407,129	224,025	3,736,183
—	—	—	—	81,498	1,521,569	—	—
—	—	—	—	(1,485,234)	(26,143,208)	(2,910,982)	(47,812,017)
—	—	—	—	(1,326,441)	(23,214,510)	(2,686,957)	(44,075,834)

7,718	69,075	2,081	18,251	9,202,819	185,197,974	30,586,428	562,087,270
2,684	23,278	25,073	211,612	170,882	3,639,797	—	—
(12,645)	(106,994)	(108,026)	(952,059)	(12,709,329)	(258,238,169)	(47,604,525)	(878,231,944)
(2,243)	(14,641)	(80,872)	(722,196)	(3,335,628)	(69,400,398)	(17,018,097)	(316,144,674)

—	—	—	—	672,429	13,474,842	1,528,664	28,370,839
25,306	219,402	206,005	1,736,626	84,135	1,797,117	—	—
—	—	(625,782)	(5,000,000)	(2,378,425)	(46,040,964)	(6,223,303)	(115,191,438)
25,306	219,402	(419,777)	(3,263,374)	(1,621,861)	(30,769,005)	(4,694,639)	(86,820,599)
(579,994)	$(4,669,377)	(115)	$474,597	(9,401,618)	$(182,931,879)	(34,010,270)	$(620,504,696)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Small Cap Fund				Touchstone Small Cap Value Fund
	For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025		For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	639,824	$9,596,319	1,361,568	$20,111,703	7,802	$333,848	6,343	$235,712
Reinvestment of distributions	—	—	23,662	382,029	3,276	137,997	2,045	77,303
Cost of Shares redeemed	(222,394)	(3,315,795)	(737,468)	(10,794,322)	(22,915)	(973,612)	(52,578)	(1,970,119)
Change from Class A Share Transactions	417,430	6,280,524	647,762	9,699,410	(11,837)	(501,767)	(44,190)	(1,657,104)
Class C
Proceeds from Shares issued	18,942	243,972	32,321	415,595	650	26,815	—	—
Reinvestment of distributions	—	—	1,461	20,467	—	—	—	—
Cost of Shares redeemed	(14,573)	(187,961)	(11,490)	(138,760)	(6,532)	(254,349)	(1,004)	(36,277)
Change from Class C Share Transactions	4,369	56,011	22,292	297,302	(5,882)	(227,534)	(1,004)	(36,277)
Class S
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class S Share Transactions	—	—	—	—	—	—	—	—
Class Y
Proceeds from Shares issued	578,300	8,832,176	2,615,070	39,249,482	38,760	1,642,301	175,240	6,984,155
Reinvestment of distributions	22,512	349,165	165,776	2,722,662	7,615	323,015	6,557	249,622
Cost of Shares redeemed	(2,349,833)	(35,255,425)	(3,243,758)	(49,305,748)	(61,622)	(2,659,112)	(266,756)	(10,056,320)
Change from Class Y Share Transactions	(1,749,021)	(26,074,084)	(462,912)	(7,333,604)	(15,247)	(693,796)	(84,959)	(2,822,543)
Class Z
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class Z Share Transactions	—	—	—	—	—	—	—	—
Institutional Class
Proceeds from Shares issued	1,458,561	21,897,904	1,935,104	29,217,868	309,455	13,443,329	1,054,046	40,523,281
Reinvestment of distributions	5,549	85,728	34,135	556,313	25,804	1,098,224	23,791	908,594
Cost of Shares redeemed	(1,491,572)	(22,489,245)	(2,375,108)	(35,859,726)	(382,073)	(16,645,911)	(2,016,845)	(78,096,425)
Change from Institutional Class Share Transactions	(27,462)	(505,613)	(405,869)	(6,085,545)	(46,814)	(2,104,358)	(939,008)	(36,664,550)
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—	—	—
Change from Share Transactions	(1,354,684)	$(20,243,162)	(198,727)	$(3,422,437)	(79,780)	$(3,527,455)	(1,069,161)	$(41,180,474)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Ultra Short Duration Fixed Income Fund				Touchstone US Quality Bond Fund
For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025		For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

15,269,245	$140,973,958	8,951,629	$82,626,067	82,980	$760,731	232,798	$2,098,844
376,344	3,473,390	477,981	4,413,352	23,794	218,242	48,024	433,226
(5,325,217)	(49,173,814)	(3,342,417)	(30,860,784)	(108,624)	(997,084)	(752,438)	(6,805,805)
10,320,372	95,273,534	6,087,193	56,178,635	(1,850)	(18,111)	(471,616)	(4,273,735)

304,494	2,815,582	452,689	4,181,194	41,825	384,680	10,924	98,782
15,826	146,238	22,640	209,233	2,306	21,143	3,959	35,700
(115,859)	(1,070,674)	(273,207)	(2,524,484)	(13,788)	(126,322)	(30,212)	(273,621)
204,461	1,891,146	202,122	1,865,943	30,343	279,501	(15,329)	(139,139)

7,254	67,039	17,071	157,556	—	—	—	—
54,057	499,208	129,094	1,192,538	—	—	—	—
(248,259)	(2,294,259)	(627,919)	(5,798,978)	—	—	—	—
(186,948)	(1,728,012)	(481,754)	(4,448,884)	—	—	—	—

23,645,981	218,471,552	55,878,542	516,007,932	3,904,273	35,972,317	10,489,449	94,691,671
1,362,064	12,578,062	2,317,900	21,412,482	580,717	5,335,996	1,131,608	10,225,721
(17,088,784)	(157,875,233)	(30,008,729)	(277,204,422)	(9,180,210)	(84,333,629)	(8,879,978)	(80,110,545)
7,919,261	73,174,381	28,187,713	260,215,992	(4,695,220)	(43,025,316)	2,741,079	24,806,847

1,016,729	9,389,380	524,859	4,846,957	—	—	—	—
95,095	878,165	201,397	1,859,920	—	—	—	—
(738,097)	(6,818,266)	(661,801)	(6,112,859)	—	—	—	—
373,727	3,449,279	64,455	594,018	—	—	—	—

3,655,533	33,769,075	3,970,298	36,642,375	3,518,426	32,383,036	7,992,630	72,288,626
272,610	2,516,251	487,077	4,494,994	486,866	4,472,859	979,433	8,847,187
(2,198,778)	(20,298,257)	(4,137,230)	(38,185,211)	(2,456,112)	(22,566,892)	(9,763,836)	(88,111,427)
1,729,365	15,987,069	320,145	2,952,158	1,549,180	14,289,003	(791,773)	(6,975,614)

—	—	—	—	1,001,915	9,200,171	1,347,578	12,175,999
—	—	—	—	23,281	213,829	34,256	309,533
—	—	—	—	(1,760,030)	(16,138,953)	(691,584)	(6,235,785)
—	—	—	—	(734,834)	(6,724,953)	690,250	6,249,747
20,360,238	$188,047,397	34,379,874	$317,357,862	(3,852,381)	$(35,199,876)	2,152,611	$19,668,106

Financial Highlights
Touchstone Active Bond Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$11.23	$0.22	$(0.10)	$0.12	$(0.23)	$ —	$(0.23)	$11.12	1.10%	$186,813	0.90%	0.93%	1.99%	144%(3)
09/30/22	11.12	0.23	(2.04)	(1.81)	(0.25)	(0.03)	(0.28)	9.03	(16.52)	135,000	0.85	0.93	2.20	159
09/30/23	9.03	0.34	(0.13)	0.21	(0.34)	—	(0.34)	8.90	2.29	120,437	0.83	0.97	3.66	146
09/30/24	8.90	0.36	0.74	1.10	(0.35)	—	(0.35)	9.65	12.60	119,251	0.83	0.98	3.86	172
09/30/25	9.65	0.36	(0.06)	0.30	(0.36)	—	(0.36)	9.59	3.30	111,240	0.83	0.97	3.86	171
03/31/26(4)	9.59	0.19	(0.10)	0.09	(0.19)	—	(0.19)	9.49	0.98(5)	107,947	0.83(6)	0.96(6)	4.01(6)	118(5)
Class C
09/30/21	$10.30	$0.13	$(0.09)	$0.04	$(0.16)	$ —	$(0.16)	$10.18	0.39%	$9,229	1.64%	1.93%	1.25%	144%(3)
09/30/22	10.18	0.14	(1.87)	(1.73)	(0.18)	(0.03)	(0.21)	8.24	(17.17)	4,667	1.58	1.89	1.46	159
09/30/23	8.24	0.25	(0.11)	0.14	(0.28)	—	(0.28)	8.10	1.65	3,290	1.56	2.15	2.93	146
09/30/24	8.10	0.26	0.67	0.93	(0.29)	—	(0.29)	8.74	11.69	2,595	1.56	2.46	3.13	172
09/30/25	8.74	0.27	(0.05)	0.22	(0.31)	—	(0.31)	8.65	2.62	2,127	1.52	2.44	3.17	171
03/31/26(4)	8.65	0.14	(0.08)	0.06	(0.17)	—	(0.17)	8.54	0.63(5)	1,672	1.50(6)	2.72(6)	3.34(6)	118(5)
Class Y
09/30/21	$11.22	$0.25	$(0.10)	$0.15	$(0.26)	$ —	$(0.26)	$11.11	1.35%	$92,882	0.65%	0.70%	2.24%	144%(3)
09/30/22	11.11	0.25	(2.03)	(1.78)	(0.28)	(0.03)	(0.31)	9.02	(16.32)	56,003	0.60	0.68	2.44	159
09/30/23	9.02	0.36	(0.13)	0.23	(0.36)	—	(0.36)	8.89	2.55	48,931	0.58	0.72	3.91	146
09/30/24	8.89	0.38	0.74	1.12	(0.37)	—	(0.37)	9.64	12.89	43,896	0.58	0.74	4.11	172
09/30/25	9.64	0.39	(0.06)	0.33	(0.39)	—	(0.39)	9.58	3.56	36,713	0.58	0.72	4.11	171
03/31/26(4)	9.58	0.20	(0.09)	0.11	(0.21)	—	(0.21)	9.48	1.10(5)	39,946	0.58(6)	0.72(6)	4.26(6)	118(5)
Institutional Class
09/30/21	$11.22	$0.26	$(0.10)	$0.16	$(0.27)	$ —	$(0.27)	$11.11	1.43%	$99,607	0.57%	0.61%	2.32%	144%(3)
09/30/22	11.11	0.26	(2.04)	(1.78)	(0.28)	(0.03)	(0.31)	9.02	(16.26)	68,399	0.52	0.59	2.53	159
09/30/23	9.02	0.37	(0.13)	0.24	(0.37)	—	(0.37)	8.89	2.63	78,943	0.50	0.63	3.99	146
09/30/24	8.89	0.39	0.74	1.13	(0.38)	—	(0.38)	9.64	12.98	97,813	0.50	0.64	4.19	172
09/30/25	9.64	0.39	(0.05)	0.34	(0.40)	—	(0.40)	9.58	3.66	122,256	0.50	0.62	4.19	171
03/31/26(4)	9.58	0.21	(0.10)	0.11	(0.21)	—	(0.21)	9.48	1.15(5)	126,803	0.50(6)	0.62(6)	4.34(6)	118(5)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	Portfolio turnover excludes the purchases and sales of securities of the AIG U.S. Government Securities Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Ares Credit Opportunities Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Return of capital	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$9.45	$0.47	$1.07	$1.54	$(0.53)	$ —	$—	$(0.53)	$10.46	16.67%	$141,422	1.09%	1.32%	4.45%	135%(4)
09/30/22	10.46	0.47	(1.53)	(1.06)	(0.43)	(0.32)	(0.01)	(0.76)	8.64	(10.60)	115,483	1.07	1.26	4.87	72
09/30/23	8.64	0.67	0.12	0.79	(0.68)	—	—	(0.68)	8.75	9.31	111,502	1.07	1.26	7.59	54
09/30/24	8.75	0.72	0.46	1.18	(0.73)	—	—	(0.73)	9.20	14.07	120,101	1.04	1.19	8.06	49
09/30/25	9.20	0.65	(0.07)	0.58	(0.67)	—	—	(0.67)	9.11	6.60	126,498	1.01	1.11	7.13	47
03/31/26(5)	9.11	0.30	(0.26)	0.04	(0.36)	—	—	(0.36)	8.79	0.38(6)	123,369	0.99(7)	1.08(7)	6.74(7)	24(6)
Class C
09/30/21	$9.18	$0.40	$1.02	$1.42	$(0.47)	$ —	$—	$(0.47)	$10.13	15.79%	$31,605	1.56%	2.17%	3.98%	135%(4)
09/30/22	10.13	0.42	(1.47)	(1.05)	(0.40)	(0.32)	(0.01)	(0.73)	8.35	(11.01)	17,575	1.47	2.05	4.47	72
09/30/23	8.35	0.61	0.11	0.72	(0.64)	—	—	(0.64)	8.43	8.91	17,580	1.47	2.07	7.19	54
09/30/24	8.43	0.66	0.44	1.10	(0.70)	—	—	(0.70)	8.83	13.57	28,086	1.44	2.00	7.66	49
09/30/25	8.83	0.57	(0.06)	0.51	(0.62)	—	—	(0.62)	8.72	6.02	31,634	1.62	1.92	6.52	47
03/31/26(5)	8.72	0.26	(0.25)	0.01	(0.33)	—	—	(0.33)	8.40	(0.06)(6)	35,595	1.71(7)	1.88(7)	6.02(7)	24(6)
Class Y
09/30/21	$9.57	$0.48	$1.11	$1.59	$(0.55)	$ —	$—	$(0.55)	$10.61	16.98%	$101,613	0.88%	1.07%	4.66%	135%(4)
09/30/22	10.61	0.49	(1.54)	(1.05)	(0.45)	(0.32)	(0.01)	(0.78)	8.78	(10.47)	135,892	0.87	1.02	5.07	72
09/30/23	8.78	0.70	0.12	0.82	(0.70)	—	—	(0.70)	8.90	9.55	210,871	0.87	1.00	7.79	54
09/30/24	8.90	0.75	0.46	1.21	(0.75)	—	—	(0.75)	9.36	14.16	406,336	0.84	0.92	8.26	49
09/30/25	9.36	0.68	(0.06)	0.62	(0.69)	—	—	(0.69)	9.29	6.93	619,674	0.79	0.86	7.35	47
03/31/26(5)	9.29	0.32	(0.27)	0.05	(0.37)	—	—	(0.37)	8.97	0.38(6)	638,075	0.76(7)	0.82(7)	6.97(7)	24(6)
Institutional Class
09/30/21	$9.63	$0.49	$1.12	$1.61	$(0.56)	$ —	$—	$(0.56)	$10.68	17.07%	$2,627	0.78%	0.97%	4.76%	135%(4)
09/30/22	10.68	0.51	(1.56)	(1.05)	(0.46)	(0.32)	(0.01)	(0.79)	8.84	(10.39)	2,139	0.77	1.15	5.17	72
09/30/23	8.84	0.71	0.11	0.82	(0.70)	—	—	(0.70)	8.96	9.59	5,644	0.77	1.21	7.89	54
09/30/24	8.96	0.77	0.47	1.24	(0.76)	—	—	(0.76)	9.44	14.40	68,834	0.74	0.92	8.36	49
09/30/25	9.44	0.69	(0.06)	0.63	(0.70)	—	—	(0.70)	9.37	6.98	102,448	0.68	0.82	7.46	47
03/31/26(5)	9.37	0.33	(0.28)	0.05	(0.37)	—	—	(0.37)	9.05	0.43(6)	106,806	0.65(7)	0.80(7)	7.08(7)	24(6)
Class R6
09/30/25(8)	$9.25(9)	$0.26	$0.15	$0.41	$(0.29)	$ —	$—	$(0.29)	$9.37	4.46%(6)	$3	0.58%(7)	698.98%(7)	7.56%(7)	47%
03/31/26(5)	9.37	0.33	(0.28)	0.05	(0.37)	—	—	(0.37)	9.05	0.46(6)	170	0.58(7)	6.92(7)	7.15(7)	24(6)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding dividend and interest expense on securities sold short would have been lower by 0.01%, 0.04%, 0.04% and 0.05% for the years ended September 30, 2024, 2023, 2022 and 2021, respectively.
(4)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Dynamic Diversified Income Fund and the AIG Senior Floating Rate Fund acquired on June 25, 2021 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
(8)	Represents the period from commencement of operations (May 19, 2025) through September 30, 2025.
(9)	Net asset value at the beginning of period is based on the net asset value of Class I shares on May 19, 2025.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Dividend Equity Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21(3)	$14.12	$0.29	$2.83	$3.12	$(0.36)	$ —	$(0.36)	$16.88	22.13%(4)	$1,737,804	1.09%(5)	1.09%(5)	1.91%(5)	83%(4)(6)
09/30/22	16.88	0.28	(1.87)	(1.59)	(0.30)	(0.31)	(0.61)	14.68	(9.90)	1,398,059	0.99	1.00	1.64	12
09/30/23	14.68	0.31	1.70	2.01	(0.27)	(0.59)	(0.86)	15.83	13.59	1,388,830	0.99	1.02	1.87	13(7)
09/30/24	15.83	0.32	4.15	4.47	(0.38)	(0.43)	(0.81)	19.49	28.97	1,579,521	0.99	1.01	1.82	10
09/30/25	19.49	0.29	1.69	1.98	(0.29)	(0.97)	(1.26)	20.21	10.78	1,552,004	0.99	1.01	1.52	12
03/31/26(8)	20.21	0.14	0.44	0.58	(0.15)	(0.97)	(1.12)	19.67	2.87(4)	1,501,261	0.99(5)	1.00(5)	1.41(5)	2(4)
Class C
09/30/21(3)	$13.99	$0.19	$2.80	$2.99	$(0.24)	$ —	$(0.24)	$16.74	21.38%(4)	$806,336	1.75%(5)	1.77%(5)	1.27%(5)	83%(4)(6)
09/30/22	16.74	0.16	(1.86)	(1.70)	(0.17)	(0.31)	(0.48)	14.56	(10.54)	471,273	1.69	1.76	0.94	12
09/30/23	14.56	0.19	1.69	1.88	(0.15)	(0.59)	(0.74)	15.70	12.79	339,231	1.69	1.78	1.17	13(7)
09/30/24	15.70	0.19	4.12	4.31	(0.25)	(0.43)	(0.68)	19.33	28.08	221,858	1.69	1.78	1.12	10
09/30/25	19.33	0.15	1.69	1.84	(0.15)	(0.97)	(1.12)	20.05	10.05	131,525	1.69	1.78	0.82	12
03/31/26(8)	20.05	0.07	0.44	0.51	(0.08)	(0.97)	(1.05)	19.51	2.50(4)	98,887	1.69(5)	1.80(5)	0.71(5)	2(4)
Class Y
09/30/21(3)(9)	$14.10	$0.33	$2.81	$3.14	$(0.39)	$ —	$(0.39)	$16.85	22.33%(4)	$1,161,841	0.88%(5)	0.88%(5)	2.14%(5)	83%(4)(6)
09/30/22	16.85	0.32	(1.86)	(1.54)	(0.34)	(0.31)	(0.65)	14.66	(9.69)	772,987	0.74	0.74	1.89	12
09/30/23	14.66	0.34	1.70	2.04	(0.31)	(0.59)	(0.90)	15.80	13.89	675,229	0.76	0.76	2.10	13(7)
09/30/24	15.80	0.36	4.14	4.50	(0.42)	(0.43)	(0.85)	19.45	29.25	711,339	0.76	0.76	2.05	10
09/30/25	19.45	0.33	1.70	2.03	(0.34)	(0.97)	(1.31)	20.17	11.06	704,688	0.76	0.76	1.76	12
03/31/26(8)	20.17	0.17	0.44	0.61	(0.18)	(0.97)	(1.15)	19.63	3.00(4)	672,103	0.75(5)	0.75(5)	1.65(5)	2(4)
Institutional Class
09/30/21(3)(10)	$17.02	$0.07	$(0.17)	$(0.10)	$(0.08)	$ —	$(0.08)	$16.84	(0.61)%(4)	$313	0.67%(5)	3.37%(5)	2.01%(5)	83%(4)(6)
09/30/22	16.84	0.33	(1.85)	(1.52)	(0.36)	(0.31)	(0.67)	14.65	(9.62)	885	0.67	1.80	1.97	12
09/30/23	14.65	0.35	1.70	2.05	(0.32)	(0.59)	(0.91)	15.79	13.91	2,013	0.67	0.96	2.19	13(7)
09/30/24	15.79	0.37	4.14	4.51	(0.44)	(0.43)	(0.87)	19.43	29.31	2,989	0.67	1.12	2.14	10
09/30/25	19.43	0.35	1.70	2.05	(0.36)	(0.97)	(1.33)	20.15	11.18	3,480	0.66	0.88	1.86	12
03/31/26(8)	20.15	0.18	0.44	0.62	(0.19)	(0.97)	(1.16)	19.61	3.05(4)	3,148	0.65(5)	0.93(5)	1.75(5)	2(4)
Class R6
09/30/21(3)(11)	$17.34	$0.06	$(0.48)	$(0.42)	$(0.08)	$ —	$(0.08)	$16.84	(2.44)%(4)	$2	0.65%(5)	359.78%(5)	2.26%(5)	83%(4)(6)
09/30/22	16.84	0.32	(1.84)	(1.52)	(0.36)	(0.31)	(0.67)	14.65	(9.56)	1,510	0.65	1.76	1.99	12
09/30/23	14.65	0.36	1.70	2.06	(0.33)	(0.59)	(0.92)	15.79	13.94	974	0.65	1.39	2.20	13(7)
09/30/24	15.79	0.39	4.14	4.53	(0.44)	(0.43)	(0.87)	19.45	29.47	10,337	0.65	0.92	2.16	10
09/30/25	19.45	0.35	1.69	2.04	(0.36)	(0.97)	(1.33)	20.16	11.18	8,725	0.65	0.78	1.86	12
03/31/26(8)	20.16	0.18	0.44	0.62	(0.19)	(0.97)	(1.16)	19.62	3.00(4)	16,709	0.65(5)	0.79(5)	1.76(5)	2(4)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The Fund changed its fiscal year end from October 31 to September 30.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover excludes the purchases and sales of securities by the AIG Select Dividend Growth Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(7)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(8)	Unaudited.
(9)	Effective July 16, 2021, Class W shares of the AIG Focused Dividend Strategy Fund were reorganized into Class Y shares of the Fund.
(10)	Represents the period from commencement of operations (July 19, 2021) through September 30, 2021.
(11)	Represents the period from commencement of operations (August 2, 2021) through September 30, 2021.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone High Yield Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$7.86	$0.36	$0.48	$0.84	$(0.37)	$(0.37)	$8.33	10.84%	$15,081	1.05%	1.21%	4.35%	96%
09/30/22	8.33	0.33	(1.54)	(1.21)	(0.35)	(0.35)	6.77	(14.88)	11,824	1.05	1.26	4.33	57
09/30/23	6.77	0.40(2)	0.31	0.71	(0.41)	(0.41)	7.07	10.69	11,322	1.05	1.35	5.60	70
09/30/24	7.07	0.42(2)	0.50	0.92	(0.44)	(0.44)	7.55	13.34	11,896	1.05	1.38	5.73	49
09/30/25	7.55	0.44(2)	(0.01)	0.43	(0.46)	(0.46)	7.52	5.94	10,458	1.04	1.35	5.95	47
03/31/26(3)	7.52	0.23(2)	(0.12)	0.11	(0.24)	(0.24)	7.39	1.42(4)	9,600	1.02(5)	1.38(5)	6.04(5)	32(4)
Class C
09/30/21	$7.84	$0.26	$0.52	$0.78	$(0.31)	$(0.31)	$8.31	10.07%	$835	1.80%	2.83%	3.60%	96%
09/30/22	8.31	0.28	(1.54)	(1.26)	(0.30)	(0.30)	6.75	(15.55)	700	1.80	2.82	3.58	57
09/30/23	6.75	0.34(2)	0.31	0.65	(0.36)	(0.36)	7.04	9.74	593	1.80	3.26	4.85	70
09/30/24	7.04	0.36(2)	0.50	0.86	(0.38)	(0.38)	7.52	12.55	399	1.80	4.68	4.98	49
09/30/25	7.52	0.39(2)	(0.02)	0.37	(0.41)	(0.41)	7.48	5.07	313	1.76	4.41	5.23	47
03/31/26(3)	7.48	0.20(2)	(0.12)	0.08	(0.21)	(0.21)	7.35	1.07(4)	378	1.73(5)	5.60(5)	5.33(5)	32(4)
Class Y
09/30/21	$8.09	$0.39	$0.50	$0.89	$(0.40)	$(0.40)	$8.58	11.18%	$36,447	0.80%	0.89%	4.60%	96%
09/30/22	8.58	0.39	(1.62)	(1.23)	(0.37)	(0.37)	6.98	(14.70)	22,994	0.80	0.96	4.58	57
09/30/23	6.98	0.43(2)	0.32	0.75	(0.43)	(0.43)	7.30	10.92	19,125	0.80	0.99	5.85	70
09/30/24	7.30	0.45(2)	0.52	0.97	(0.46)	(0.46)	7.81	13.60	19,263	0.80	1.06	5.98	49
09/30/25	7.81	0.48(2)	(0.01)	0.47	(0.48)	(0.48)	7.80	6.25	18,188	0.80	1.02	6.19	47
03/31/26(3)	7.80	0.24(2)	(0.13)	0.11	(0.24)	(0.24)	7.67	1.47(4)	17,708	0.80(5)	1.04(5)	6.26(5)	32(4)
Institutional Class
09/30/21	$8.09	$0.40	$0.50	$0.90	$(0.41)	$(0.41)	$8.58	11.27%	$87,056	0.72%	0.75%	4.68%	96%
09/30/22	8.58	0.37	(1.59)	(1.22)	(0.38)	(0.38)	6.98	(14.63)	67,076	0.72	0.82	4.66	57
09/30/23	6.98	0.43(2)	0.33	0.76	(0.44)	(0.44)	7.30	11.01	69,633	0.72	0.85	5.93	70
09/30/24	7.30	0.46(2)	0.51	0.97	(0.46)	(0.46)	7.81	13.70	75,067	0.72	0.86	6.06	49
09/30/25	7.81	0.49(2)	(0.01)	0.48	(0.49)	(0.49)	7.80	6.34	78,333	0.72	0.85	6.27	47
03/31/26(3)	7.80	0.25(2)	(0.13)	0.12	(0.25)	(0.25)	7.67	1.51(4)	82,315	0.72(5)	0.84(5)	6.34(5)	32(4)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The net investment income (loss) per share was based on average shares outstanding for the period.
(3)	Unaudited.
(4)	Not annualized.
(5)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$39.04	$(0.07)	$8.33	$8.26	$(0.13)	$ (0.70)	$(0.83)	$46.47	21.34%	$137,477	1.22%	1.23%	(0.15)%	21%(4)
09/30/22	46.47	(0.05)	(6.26)	(6.31)	(0.15)	(1.21)	(1.36)	38.80	(14.13)	109,653	1.23	1.23	(0.11)	15(4)
09/30/23	38.80	0.02	7.50	7.52	(0.12)	(0.44)	(0.56)	45.76	19.55	130,846	1.22	1.23	0.04	18(4)
09/30/24	45.76	0.01	11.06	11.07	(0.05)	(0.31)	(0.36)	56.47	24.28	171,046	1.17	1.17	0.01	13(4)
09/30/25	56.47	(0.03)	(0.12)	(0.15)	(0.02)	(1.23)	(1.25)	55.07	(0.34)	156,500	1.18	1.18	(0.05)	12(4)
03/31/26(5)	55.07	(0.01)	(1.28)	(1.29)	(0.01)	(1.10)	(1.11)	52.67	(2.50)(6)	144,427	1.19(7)	1.19(7)	(0.04)(7)	6(4)(6)
Class C
09/30/21	$36.38	$(0.36)	$7.74	$7.38	$(0.06)	$ (0.70)	$(0.76)	$43.00	20.47%	$90,388	1.93%	1.93%	(0.86)%	21%(4)
09/30/22	43.00	(0.34)	(5.74)	(6.08)	(0.07)	(1.21)	(1.28)	35.64	(14.71)	65,812	1.93	1.93	(0.81)	15(4)
09/30/23	35.64	(0.27)	6.88	6.61	(0.05)	(0.44)	(0.49)	41.76	18.70	70,076	1.94	1.94	(0.67)	18(4)
09/30/24	41.76	(0.34)	10.07	9.73	—	(0.31)	(0.31)	51.18	23.38	82,284	1.91	1.91	(0.73)	13(4)
09/30/25	51.18	(0.39)	(0.12)	(0.51)	—	(1.23)	(1.23)	49.44	(1.10)	69,865	1.93	1.93	(0.80)	12(4)
03/31/26(5)	49.44	(0.20)	(1.13)	(1.33)	—	(1.10)	(1.10)	47.01	(2.86)(6)	59,494	1.95(7)	1.95(7)	(0.80)(7)	6(4)(6)
Class Y
09/30/21	$39.55	$0.05	$8.44	$8.49	$(0.16)	$ (0.70)	$(0.86)	$47.18	21.64%	$3,258,367	0.97%(8)	0.93%	0.10%	21%(4)
09/30/22	47.18	0.08	(6.36)	(6.28)	(0.18)	(1.21)	(1.39)	39.51	(13.87)	2,789,008	0.94(8)	0.95	0.17	15(4)
09/30/23	39.51	0.15	7.64	7.79	(0.15)	(0.44)	(0.59)	46.71	19.90	3,178,397	0.94	0.94	0.33	18(4)
09/30/24	46.71	0.15	11.29	11.44	(0.17)	(0.31)	(0.48)	57.67	24.61	4,288,654	0.90	0.90	0.28	13(4)
09/30/25	57.67	0.11	(0.12)	(0.01)	(0.16)	(1.23)	(1.39)	56.27	(0.09)	3,744,599	0.92	0.92	0.21	12(4)
03/31/26(5)	56.27	0.06	(1.31)	(1.25)	(0.15)	(1.10)	(1.25)	53.77	(2.39)(6)	3,031,031	0.94(7)	0.94(7)	0.21(7)	6(4)(6)
Class Z
09/30/21	$38.75	$(—)(9)	$8.20	$8.20	$(0.13)	$ (0.70)	$(0.83)	$46.12	21.33%	$54,368	1.22%	1.25%	(0.15)%	21%(4)
09/30/22	46.12	(0.05)	(6.21)	(6.26)	(0.14)	(1.21)	(1.35)	38.51	(14.12)	37,449	1.23	1.26	(0.11)	15(4)
09/30/23	38.51	0.02	7.45	7.47	(0.12)	(0.44)	(0.56)	45.42	19.56	40,257	1.22	1.26	0.04	18(4)
09/30/24	45.42	(0.01)	10.98	10.97	(0.04)	(0.31)	(0.35)	56.04	24.24	45,835	1.21	1.24	(0.03)	13(4)
09/30/25	56.04	(0.05)	(0.13)	(0.18)	—	(1.23)	(1.23)	54.63	(0.40)	34,955	1.23	1.24	(0.10)	12(4)
03/31/26(5)	54.63	(0.02)	(1.28)	(1.30)	—	(1.10)	(1.10)	52.23	(2.53)(6)	29,461	1.24(7)	1.29(7)	(0.09)(7)	6(4)(6)
Institutional Class
09/30/21	$39.64	$0.10	$8.46	$8.56	$(0.16)	$ (0.70)	$(0.86)	$47.34	21.80%	$676,846	0.85%(8)	0.84%	0.22%	21%(4)
09/30/22	47.34	0.11	(6.39)	(6.28)	(0.19)	(1.21)	(1.40)	39.66	(13.82)	407,132	0.87	0.87	0.25	15(4)
09/30/23	39.66	0.17	7.67	7.84	(0.15)	(0.44)	(0.59)	46.91	19.96	466,528	0.88	0.88	0.38	18(4)
09/30/24	46.91	0.18	11.35	11.53	(0.20)	(0.31)	(0.51)	57.93	24.70	734,206	0.85	0.85	0.34	13(4)
09/30/25	57.93	0.14	(0.13)	0.01	(0.19)	(1.23)	(1.42)	56.52	(0.04)	579,697	0.87	0.87	0.26	12(4)
03/31/26(5)	56.52	0.07	(1.31)	(1.24)	(0.17)	(1.10)	(1.27)	54.01	(2.35)(6)	529,329	0.89(7)	0.89(7)	0.26(7)	6(4)(6)
Class R6
09/30/21(10)	$45.92	$0.07	$1.36	$1.43	$—	$ —	$—	$47.35	3.11%(6)	$612,500	0.80%(7)	0.82%(7)	0.27%(7)	21%(4)
09/30/22	47.35	0.14	(6.39)	(6.25)	(0.19)	(1.21)	(1.40)	39.70	(13.76)	598,238	0.81	0.82	0.31	15(4)
09/30/23	39.70	0.21	7.68	7.89	(0.16)	(0.44)	(0.60)	46.99	20.07	657,775	0.80	0.83	0.46	18(4)
09/30/24	46.99	0.21	11.37	11.58	(0.24)	(0.31)	(0.55)	58.02	24.76	763,113	0.79	0.80	0.39	13(4)
09/30/25	58.02	0.18	(0.13)	0.05	(0.22)	(1.23)	(1.45)	56.62	0.01	696,351	0.81	0.82	0.32	12(4)
03/31/26(5)	56.62	0.09	(1.31)	(1.22)	(0.22)	(1.10)	(1.32)	54.08	(2.32)(6)	581,437	0.82(7)	0.83(7)	0.33(7)	6(4)(6)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.03%, 0.02%, 0.01%, 0.02% and 0.01% for the six months ended March 31, 2026 and for the years ended September 30, 2025, 2023, 2022 and 2021, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
(8)	Net expenses include amounts recouped by the Adviser.
(9)	Less than $0.005 per share.
(10)	Represents the period from commencement of operations (February 22, 2021) through September 30, 2021.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Value Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$16.71	$0.01	$6.93	$6.94	$(0.03)	$ —	$(0.03)	$23.62	41.59%	$13,605	1.23%	1.55%	0.06%	33%(4)
09/30/22	23.62	0.14	(2.05)	(1.91)	(0.19)	(1.49)	(1.68)	20.03	(9.04)	12,950	1.22	1.44	0.59	27
09/30/23	20.03	0.14	1.26	1.40	(0.06)	(1.12)	(1.18)	20.25	6.86	14,596	1.24	1.51	0.66	21(4)
09/30/24	20.25	0.12	3.91	4.03	(0.20)	(0.18)	(0.38)	23.90	20.08	16,053	1.24	1.50	0.54	29(4)
09/30/25	23.90	0.14	0.95	1.09	(0.13)	(1.08)	(1.21)	23.78	4.63	14,986	1.22	1.43	0.62	32(4)
03/31/26(5)	23.78	0.06	2.52	2.58	(0.21)	(0.71)	(0.92)	25.44	11.04(6)	15,881	1.17(7)	1.36(7)	0.52(7)	14(4)(6)
Class C
09/30/21	$16.17	$(0.15)	$6.71	$6.56	$—	$ —	$—	$22.73	40.57%	$4,167	1.98%	2.36%	(0.69)%	33%(4)
09/30/22	22.73	(0.03)	(1.97)	(2.00)	—	(1.49)	(1.49)	19.24	(9.73)	4,013	1.97	2.26	(0.16)	27
09/30/23	19.24	(0.02)	1.22	1.20	(0.02)	(1.12)	(1.14)	19.30	6.08	2,963	1.99	2.38	(0.09)	21(4)
09/30/24	19.30	(0.04)	3.71	3.67	(0.16)	(0.18)	(0.34)	22.63	19.16	1,789	1.99	2.80	(0.21)	29(4)
09/30/25	22.63	(0.02)	0.90	0.88	(0.03)	(1.08)	(1.11)	22.40	3.90	914	1.92	3.05	(0.08)	32(4)
03/31/26(5)	22.40	(0.03)	2.38	2.35	—	(0.71)	(0.71)	24.04	10.64(6)	818	1.92(7)	4.10(7)	(0.23)(7)	14(4)(6)
Class Y
09/30/21	$16.78	$0.07	$6.96	$7.03	$(0.06)	$ —	$(0.06)	$23.75	41.97%	$400,865	0.98%	1.16%	0.31%	33%(4)
09/30/22	23.75	0.20	(2.06)	(1.86)	(0.25)	(1.49)	(1.74)	20.15	(8.81)	349,756	0.97	1.16	0.84	27
09/30/23	20.15	0.19	1.27	1.46	(0.07)	(1.12)	(1.19)	20.42	7.14	326,424	0.99	1.20	0.91	21(4)
09/30/24	20.42	0.18	3.93	4.11	(0.21)	(0.18)	(0.39)	24.14	20.33	172,791	0.99	1.21	0.79	29(4)
09/30/25	24.14	0.20	0.95	1.15	(0.15)	(1.08)	(1.23)	24.06	4.87	133,000	0.98	1.00	0.86	32(4)
03/31/26(5)	24.06	0.09	2.55	2.64	(0.28)	(0.71)	(0.99)	25.71	11.18(6)	135,384	0.94(7)(8)	0.93(7)	0.75(7)	14(4)(6)
Institutional Class
09/30/21	$16.87	$0.10	$7.00	$7.10	$(0.09)	$ —	$(0.09)	$23.88	42.16%	$456,557	0.85%	0.97%	0.44%	33%(4)
09/30/22	23.88	0.23	(2.07)	(1.84)	(0.28)	(1.49)	(1.77)	20.27	(8.68)	395,187	0.84	0.95	0.97	27
09/30/23	20.27	0.22	1.28	1.50	(0.08)	(1.12)	(1.20)	20.57	7.29	353,386	0.86	0.97	1.04	21(4)
09/30/24	20.57	0.21	3.97	4.18	(0.22)	(0.18)	(0.40)	24.35	20.51	422,311	0.86	0.98	0.92	29(4)
09/30/25	24.35	0.23	0.95	1.18	(0.17)	(1.08)	(1.25)	24.28	4.97	405,638	0.85	0.93	0.99	32(4)
03/31/26(5)	24.28	0.11	2.57	2.68	(0.31)	(0.71)	(1.02)	25.94	11.29(6)	411,579	0.84(7)	0.86(7)	0.85(7)	14(4)(6)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02%, 0.02%, 0.02%, 0.02% and 0.01% for the six months ended March 31, 2026 and for the years ended September 30, 2025, 2024, 2023 and 2021, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
(8)	Net expenses include amounts eligible for recoupment by the Adviser.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital International Growth Equity Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$7.44	$0.12	$1.57	$1.69	$(0.03)	$ —	$(0.03)	$9.10	22.73%	$10,218	1.17%	1.64%	1.06%	52%
09/30/22	9.10	0.15	(2.66)	(2.51)	(0.12)	(0.50)	(0.62)	5.97	(29.67)	6,595	1.17	1.59	1.94	32
09/30/23	5.97	0.14(3)	1.08	1.22	(0.16)	—	(0.16)	7.03	20.50	7,177	1.17	1.79	1.93	171
09/30/24	7.03	(0.04)(3)	2.41	2.37	(0.12)	(0.21)	(0.33)	9.07	34.43	9,247	1.18	1.76	(0.45)	117
09/30/25	9.07	(0.04)(3)	0.89	0.85	—	(0.81)	(0.81)	9.11	10.13	8,636	1.17	1.47	(0.45)	19
03/31/26(4)	9.11	(0.03)(3)	(1.57)	(1.60)	(0.09)	—	(0.09)	7.42	(17.58)(5)	6,898	1.17(6)	1.61(6)	(0.73)(6)	13(5)
Class C
09/30/21	$7.40	$—	$1.61	$1.61	$—	$ —	$—	$9.01	21.76%	$2,727	1.95%	2.56%	0.28%	52%
09/30/22	9.01	0.08	(2.64)	(2.56)	—	(0.50)	(0.50)	5.95	(30.16)	1,086	1.95	2.72	1.16	32
09/30/23	5.95	0.08(3)	1.08	1.16	—	—	—	7.11	19.50	398	1.95	3.62	1.15	171
09/30/24	7.11	(0.10)(3)	2.45	2.35	—	(0.21)	(0.21)	9.25	33.48	1,031	1.96	4.87	(1.23)	117
09/30/25	9.25	(0.11)(3)	0.90	0.79	—	(0.81)	(0.81)	9.23	9.23	875	1.94	3.26	(1.22)	19
03/31/26(4)	9.23	(0.06)(3)	(1.59)	(1.65)	(0.02)	—	(0.02)	7.56	(17.92)(5)	690	1.92(6)	4.17(6)	(1.48)(6)	13(5)
Class Y
09/30/21	$7.43	$0.10	$1.61	$1.71	$(0.05)	$ —	$(0.05)	$9.09	23.07%	$20,434	0.90%	1.34%	1.33%	52%
09/30/22	9.09	0.18	(2.66)	(2.48)	(0.12)	(0.50)	(0.62)	5.99	(29.43)	14,560	0.90	1.30	2.21	32
09/30/23	5.99	0.16(3)	1.08	1.24	(0.18)	—	(0.18)	7.05	20.86	13,870	0.90	1.46	2.20	171
09/30/24	7.05	(0.01)(3)	2.41	2.40	(0.14)	(0.21)	(0.35)	9.10	34.82	76,260	0.91	1.36	(0.18)	117
09/30/25	9.10	(0.02)(3)	0.89	0.87	—	(0.81)	(0.81)	9.16	10.34	82,171	0.90	1.11	(0.18)	19
03/31/26(4)	9.16	(0.02)(3)	(1.56)	(1.58)	(0.12)	—	(0.12)	7.46	(17.47)(5)	62,585	0.90(6)	1.11(6)	(0.46)(6)	13(5)
Institutional Class
09/30/21	$7.43	$0.12	$1.60	$1.72	$(0.05)	$ —	$(0.05)	$9.10	23.21%	$4	0.89%	255.65%	1.34%	52%
09/30/22	9.10	0.22	(2.70)	(2.48)	(0.14)	(0.50)	(0.64)	5.98	(29.41)	5,913	0.89	1.18	2.22	32
09/30/23	5.98	0.16(3)	1.08	1.24	(0.18)	—	(0.18)	7.04	20.79	3	0.89	1.27	2.17	171
09/30/24	7.04	(0.01)(3)	2.41	2.40	(0.12)	(0.21)	(0.33)	9.11	34.81	2,973	0.87	2.28	(0.14)	117
09/30/25	9.11	(0.01)(3)	0.89	0.88	—	(0.81)	(0.81)	9.18	10.43	2,253	0.86	1.36	(0.14)	19
03/31/26(4)	9.18	(0.02)(3)	(1.57)	(1.59)	(0.12)	—	(0.12)	7.47	(17.39)(5)	1,817	0.85(6)	1.54(6)	(0.41)(6)	13(5)
Class R6
09/30/23(7)	$7.66(8)	$0.01(3)	$(0.63)	$(0.62)	$—	$ —	$—	$7.04	(8.09)%(5)	$14,490	0.82%(6)	1.56%(6)	2.27%(6)	171%
09/30/24	7.04	(0.01)(3)	2.41	2.40	(0.12)	(0.21)	(0.33)	9.11	34.83	19,540	0.82	1.16	(0.08)	117
09/30/25	9.11	(0.01)(3)	0.89	0.88	—	(0.81)	(0.81)	9.18	10.45	15,846	0.78	1.00	(0.06)	19
03/31/26(4)	9.18	(0.01)(3)	(1.57)	(1.58)	(0.13)	—	(0.13)	7.47	(17.32)(5)	13,084	0.78(6)	1.02(6)	(0.34)(6)	13(5)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01% for the year ended September 30, 2024.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
(7)	Represents the period from commencement of operations (August 31, 2023) through September 30, 2023.
(8)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 31, 2023.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Select Growth Fund
Period ended	Net asset value at beginning of period	Net investment loss(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$17.22	$(0.19)	$5.43	$5.24	$ (1.85)	$(1.85)	$20.61	32.30%	$841,243	1.06%(4)	1.06%	(0.96)%	35%(5)(6)
09/30/22	20.61	(0.13)	(10.02)	(10.15)	(2.16)	(2.16)	8.30	(54.73)	319,960	1.13	1.13	(0.98)	45(5)
09/30/23	8.30	(0.08)	2.17	2.09	—	—	10.39	25.18	344,359	1.16	1.20	(0.83)	27(5)
09/30/24	10.39	(0.12)	4.27	4.15	—	—	14.54	39.94	393,679	1.16	1.19	(0.90)	37(5)
09/30/25	14.54	(0.14)	4.97	4.83	—	—	19.37	33.22	454,914	1.15	1.15	(0.85)	55(5)
03/31/26(7)	19.37	(0.07)	(3.51)	(3.58)	(0.12)	(0.12)	15.67	(18.59)(8)	348,714	1.15(9)	1.15(9)	(0.82)(9)	16(5)(8)
Class C
09/30/21^	$18.29	$(0.35)	$5.67	$5.32	$ (2.32)	$(2.32)	$21.29	31.14%	$75,082	1.86%	1.87%	(1.75)%	35%(5)(6)
09/30/22^	21.29	(0.23)	(10.05)	(10.28)	(2.71)	(2.71)	8.30	(55.02)	20,623	1.78	1.94	(1.63)	45(5)
09/30/23^	8.30	(0.14)	2.16	2.02	—	—	10.32	24.48	18,269	1.77	2.05	(1.44)	27(5)
09/30/24	10.32	(0.20)	4.24	4.04	—	—	14.36	39.15	18,051	1.77	2.04	(1.51)	37(5)
09/30/25	14.36	(0.24)	4.89	4.65	—	—	19.01	32.38	16,826	1.77	2.01	(1.47)	55(5)
03/31/26(7)	19.01	(0.12)	(3.44)	(3.56)	(0.12)	(0.12)	15.33	(18.83)(8)	10,868	1.75(9)	2.07(9)	(1.43)(9)	16(5)(8)
Class Y
09/30/21	$18.89	$(0.16)	$5.98	$5.82	$ (1.85)	$(1.85)	$22.86	32.53%	$1,784,643	0.85%	0.85%	(0.74)%	35%(5)(6)
09/30/22	22.86	(0.11)	(11.24)	(11.35)	(2.16)	(2.16)	9.35	(54.59)	613,010	0.88	0.88	(0.72)	45(5)
09/30/23	9.35	(0.06)	2.44	2.38	—	—	11.73	25.46	600,614	0.92	0.92	(0.58)	27(5)
09/30/24	11.73	(0.10)	4.83	4.73	—	—	16.46	40.32	624,311	0.90	0.90	(0.64)	37(5)
09/30/25	16.46	(0.11)	5.64	5.53	—	—	21.99	33.60	709,761	0.87	0.90	(0.57)	55(5)
03/31/26(7)	21.99	(0.05)	(3.99)	(4.04)	(0.12)	(0.12)	17.83	(18.46)(8)	544,621	0.86(9)	0.89(9)	(0.54)(9)	16(5)(8)
Class Z
09/30/21	$17.25	$(0.20)	$5.43	$5.23	$ (1.85)	$(1.85)	$20.63	32.17%	$570,206	1.16%(4)	1.16%	(1.05)%	35%(5)(6)
09/30/22	20.63	(0.14)	(10.02)	(10.16)	(2.16)	(2.16)	8.31	(54.73)	203,620	1.18	1.19	(1.03)	45(5)
09/30/23	8.31	(0.08)	2.17	2.09	—	—	10.40	25.15	200,700	1.17	1.25	(0.84)	27(5)
09/30/24	10.40	(0.12)	4.28	4.16	—	—	14.56	40.00	232,611	1.17	1.21	(0.91)	37(5)
09/30/25	14.56	(0.14)	4.97	4.83	—	—	19.39	33.17	257,744	1.16	1.20	(0.86)	55(5)
03/31/26(7)	19.39	(0.07)	(3.52)	(3.59)	(0.12)	(0.12)	15.68	(18.62)(8)	187,635	1.15(9)	1.21(9)	(0.83)(9)	16(5)(8)
Institutional Class
09/30/21	$18.89	$(0.15)	$5.99	$5.84	$ (1.85)	$(1.85)	$22.88	32.65%	$2,582,030	0.79%(4)	0.79%	(0.69)%	35%(5)(6)
09/30/22	22.88	(0.10)	(11.26)	(11.36)	(2.16)	(2.16)	9.36	(54.58)	839,599	0.82	0.83	(0.67)	45(5)
09/30/23	9.36	(0.05)	2.45	2.40	—	—	11.76	25.64	783,666	0.81	0.88	(0.48)	27(5)
09/30/24	11.76	(0.08)	4.84	4.76	—	—	16.52	40.48	851,056	0.81	0.86	(0.55)	37(5)
09/30/25	16.52	(0.09)	5.66	5.57	—	—	22.09	33.72	761,973	0.79	0.85	(0.49)	55(5)
03/31/26(7)	22.09	(0.05)	(4.01)	(4.06)	(0.12)	(0.12)	17.91	(18.47)(8)	558,091	0.78(9)	0.85(9)	(0.46)(9)	16(5)(8)
Class R6
09/30/21	$18.89	$(0.14)	$5.98	$5.84	$ (1.85)	$(1.85)	$22.88	32.65%	$498,994	0.74%	0.75%	(0.65)%	35%(5)(6)
09/30/22	22.88	(0.09)	(11.26)	(11.35)	(2.16)	(2.16)	9.37	(54.58)	270,361	0.76	0.79	(0.61)	45(5)
09/30/23	9.37	(0.05)	2.46	2.41	—	—	11.78	25.76	351,501	0.75	0.84	(0.42)	27(5)
09/30/24	11.78	(0.07)	4.84	4.77	—	—	16.55	40.49	338,421	0.75	0.83	(0.49)	37(5)
09/30/25	16.55	(0.07)	5.67	5.60	—	—	22.15	33.84	348,980	0.68	0.81	(0.38)	55(5)
03/31/26(7)	22.15	(0.04)	(4.02)	(4.06)	(0.12)	(0.12)	17.97	(18.42)(8)	253,983	0.67(9)	0.81(9)	(0.35)(9)	16(5)(8)
^	Updated to reflect the effect of a 1 for 0.796098 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02%, 0.03%, 0.03%, 0.03%, 0.04% and 0.02% for the six months ended March 31, 2026 and for the years ended September 30, 2025, 2024, 2023, 2022, and 2021, respectively.
(4)	Net expenses include amounts recouped by the Adviser.
(5)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(6)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Sands Capital Institutional Growth Fund and the AIG Focused Growth Fund acquired on December 11, 2020 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
(7)	Unaudited.
(8)	Not annualized.
(9)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$10.29	$0.05	$3.91	$3.96	$—	$ (0.20)	$(0.20)	$14.05	38.68%	$5,266	1.27%	1.78%	0.39%	33%(4)
09/30/22	14.05	(0.01)	(1.21)	(1.22)	(0.03)	(1.78)	(1.81)	11.02	(10.75)	4,022	1.25	1.77	(0.05)	18(4)
09/30/23	11.02	0.01	2.03	2.04	(0.01)	(0.21)	(0.22)	12.84	18.65	7,223	1.24	1.82	0.08	14(4)
09/30/24	12.84	—(5)	2.63	2.63	(0.01)	(0.43)	(0.44)	15.03	20.91	27,890	1.25	1.66	0.02	16(4)
09/30/25	15.03	(0.02)	(0.19)	(0.21)	(0.01)	(0.17)	(0.18)	14.64	(1.51)	36,655	1.25	1.53	(0.12)	11(4)
03/31/26(6)	14.64	—(5)	0.04	0.04	—	—	—	14.68	0.27(7)	42,887	1.26(8)	1.50(8)	0.03(8)	8(4)(7)
Class C
09/30/21	$9.38	$(0.04)	$3.55	$3.51	$—	$ (0.20)	$(0.20)	$12.69	37.62%	$197	2.02%	4.51%	(0.36)%	33%(4)
09/30/22	12.69	(0.09)	(1.07)	(1.16)	(0.01)	(1.78)	(1.79)	9.74	(11.45)	162	2.00	6.81	(0.80)	18(4)
09/30/23	9.74	(0.07)	1.79	1.72	—	(0.21)	(0.21)	11.25	17.78	273	1.99	6.48	(0.67)	14(4)
09/30/24	11.25	(0.09)	2.30	2.21	—	(0.43)	(0.43)	13.03	20.08	1,436	2.00	3.67	(0.73)	16(4)
09/30/25	13.03	(0.11)	(0.16)	(0.27)	—	(0.17)	(0.17)	12.59	(2.20)	1,668	1.97	2.77	(0.83)	11(4)
03/31/26(6)	12.59	(0.04)	0.03	(0.01)	—	—	—	12.58	(0.08)(7)	1,722	1.96(8)	3.09(8)	(0.67)(8)	8(4)(7)
Class Y
09/30/21	$10.52	$0.09	$3.98	$4.07	$(0.11)	$ (0.20)	$(0.31)	$14.28	39.02%	$49,842	1.02%	1.25%	0.64%	33%(4)
09/30/22	14.28	0.02	(1.24)	(1.22)	(0.04)	(1.78)	(1.82)	11.24	(10.58)	53,485	1.00	1.23	0.20	18(4)
09/30/23	11.24	0.04	2.08	2.12	(0.02)	(0.21)	(0.23)	13.13	18.99	88,745	0.99	1.21	0.33	14(4)
09/30/24	13.13	0.04	2.70	2.74	(0.03)	(0.43)	(0.46)	15.41	21.28	208,329	1.00	1.19	0.27	16(4)
09/30/25	15.41	0.02	(0.20)	(0.18)	(0.04)	(0.17)	(0.21)	15.02	(1.29)	196,196	1.00	1.18	0.13	11(4)
03/31/26(6)	15.02	0.02	0.04	0.06	(0.03)	—	(0.03)	15.05	0.40(7)	170,273	1.01(8)	1.19(8)	0.28(8)	8(4)(7)
Institutional Class
09/30/21	$10.49	$0.10	$3.97	$4.07	$(0.13)	$ (0.20)	$(0.33)	$14.23	39.13%	$39,656	0.94%	1.16%	0.72%	33%(4)
09/30/22	14.23	0.04	(1.25)	(1.21)	(0.04)	(1.78)	(1.82)	11.20	(10.52)	32,834	0.92	1.14	0.28	18(4)
09/30/23	11.20	0.05	2.07	2.12	(0.02)	(0.21)	(0.23)	13.09	19.08	34,027	0.91	1.13	0.41	14(4)
09/30/24	13.09	0.05	2.68	2.73	(0.04)	(0.43)	(0.47)	15.35	21.29	38,644	0.92	1.12	0.35	16(4)
09/30/25	15.35	0.03	(0.19)	(0.16)	(0.05)	(0.17)	(0.22)	14.97	(1.15)	31,603	0.92	1.09	0.21	11(4)
03/31/26(6)	14.97	0.03	0.03	0.06	(0.04)	—	(0.04)	14.99	0.42(7)	31,239	0.93(8)	1.13(8)	0.36(8)	8(4)(7)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02%, 0.01%, 0.01%, 0.01% and 0.03% for the six months ended March 31, 2026 and for the years ended September 30, 2025, 2024, 2022 and 2021, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Less than $0.005 per share.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Value Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Return of capital	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$20.63	$(—)	$11.98	$11.98	$(0.08)	$(0.04)	$(0.12)	$32.49	57.95%	$24,620	1.38%	1.55%	(0.02)%	29%
09/30/22	32.49	(0.01)	(3.55)	(3.56)	(0.06)	(0.07)	(0.13)	28.80	(11.04)	21,034	1.38	1.57	(0.02)	35
09/30/23	28.80	0.09	2.61	2.70	(0.01)	—	(0.01)	31.49	9.36	22,214	1.40	1.53	0.29	31(4)
09/30/24	31.49	0.15	6.78	6.93	(0.18)	—	(0.18)	38.24	22.07	25,639	1.39	1.51	0.42	17(4)
09/30/25	38.24	0.17	1.88	2.05	(0.12)	—	(0.12)	40.17	5.38	25,159	1.39	1.48	0.45	19(4)
03/31/26(5)	40.17	0.09	4.00	4.09	(0.23)	—	(0.23)	44.03	10.20(6)	27,055	1.35(7)	1.46(7)	0.43(7)	8(4)(6)
Class C
09/30/21	$19.84	$(0.22)	$11.50	$11.28	$(0.04)	$(0.02)	$(0.06)	$31.06	56.81%	$562	2.13%	3.71%	(0.77)%	29%
09/30/22	31.06	(0.24)	(3.38)	(3.62)	(0.03)	(0.03)	(0.06)	27.38	(11.73)	272	2.13	4.21	(0.77)	35
09/30/23	27.38	(0.14)	2.49	2.35	—	—	—	29.73	8.58	322	2.15	5.19	(0.46)	31(4)
09/30/24	29.73	(0.11)	6.38	6.27	(0.13)	—	(0.13)	35.87	21.12	465	2.14	5.30	(0.33)	17(4)
09/30/25	35.87	(0.08)	1.76	1.68	—	—	—	37.55	4.68	449	2.07	4.20	(0.24)	19(4)
03/31/26(5)	37.55	(0.04)	3.73	3.69	—	—	—	41.24	9.83(6)	251	2.00(7)	6.72(7)	(0.22)(7)	8(4)(6)
Class Y
09/30/21	$20.67	$0.07	$12.01	$12.08	$(0.09)	$(0.05)	$(0.14)	$32.61	58.32%	$41,793	1.13%	1.26%	0.23%	29%
09/30/22	32.61	0.08	(3.58)	(3.50)	(0.07)	(0.10)	(0.17)	28.94	(10.81)	34,156	1.13	1.27	0.23	35
09/30/23	28.94	0.17	2.63	2.80	(0.03)	—	(0.03)	31.71	9.66	35,328	1.15	1.26	0.54	31(4)
09/30/24	31.71	0.23	6.83	7.06	(0.20)	—	(0.20)	38.57	22.33	42,121	1.14	1.23	0.67	17(4)
09/30/25	38.57	0.27	1.90	2.17	(0.22)	—	(0.22)	40.52	5.65	40,806	1.14	1.20	0.70	19(4)
03/31/26(5)	40.52	0.15	4.03	4.18	(0.33)	—	(0.33)	44.37	10.34(6)	44,006	1.10(7)	1.18(7)	0.68(7)	8(4)(6)
Institutional Class
09/30/21	$20.68	$0.11	$12.03	$12.14	$(0.10)	$(0.05)	$(0.15)	$32.67	58.59%	$9,176	0.98%	1.25%	0.38%	29%
09/30/22	32.67	0.13	(3.59)	(3.46)	(0.10)	(0.12)	(0.22)	28.99	(10.67)	7,389	0.98	1.26	0.38	35
09/30/23	28.99	0.22	2.62	2.84	(0.03)	—	(0.03)	31.80	9.81	54,449	1.00	1.20	0.69	31(4)
09/30/24	31.80	0.29	6.86	7.15	(0.22)	—	(0.22)	38.73	22.53	148,646	0.99	1.15	0.82	17(4)
09/30/25	38.73	0.33	1.91	2.24	(0.27)	—	(0.27)	40.70	5.82	117,973	0.98	1.12	0.85	19(4)
03/31/26(5)	40.70	0.18	4.04	4.22	(0.39)	—	(0.39)	44.53	10.42(6)	127,005	0.94(7)	1.12(7)	0.84(7)	8(4)(6)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.02%, 0.01% and 0.02% for the six months ended March 31, 2026 and years ended September 30, 2025, 2024 and 2023, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Ultra Short Duration Fixed Income Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$9.23	$0.04	$0.02	$0.06	$(0.08)	$(0.08)	$9.21	0.67%	$144,172	0.69%	0.74%	0.40%	113%
09/30/22	9.21	0.08	(0.15)	(0.07)	(0.13)	(0.13)	9.01	(0.80)	125,115	0.69	0.74	0.81	52
09/30/23	9.01	0.33	0.07	0.40	(0.34)	(0.34)	9.07	4.51	75,540	0.69	0.76	3.57	29
09/30/24	9.07	0.47(2)	0.16	0.63	(0.46)	(0.46)	9.24	7.09	81,751	0.65	0.74	5.11	78
09/30/25	9.24	0.42(2)	0.02	0.44	(0.44)	(0.44)	9.24	4.87	138,023	0.65	0.70	4.58	80
03/31/26(3)	9.24	0.19(2)	(0.01)	0.18	(0.20)	(0.20)	9.22	1.98(4)	232,767	0.65(5)	0.67(5)	4.08(5)	45(4)
Class C
09/30/21	$9.24	$(0.01)	$0.02	$0.01	$(0.04)	$(0.04)	$9.21	0.07%	$4,249	1.19%	1.47%	(0.10)%	113%
09/30/22	9.21	0.03	(0.14)	(0.11)	(0.08)	(0.08)	9.02	(1.18)	5,013	1.19	1.48	0.31	52
09/30/23	9.02	0.28	0.07	0.35	(0.29)	(0.29)	9.08	3.99	3,292	1.19	1.61	3.07	29
09/30/24	9.08	0.42(2)	0.16	0.58	(0.41)	(0.41)	9.25	6.55	4,266	1.15	1.61	4.61	78
09/30/25	9.25	0.38(2)	0.01	0.39	(0.39)	(0.39)	9.25	4.36	6,136	1.14	1.38	4.09	80
03/31/26(3)	9.25	0.17(2)	(0.01)	0.16	(0.18)	(0.18)	9.23	1.73(4)	8,007	1.14(5)	1.33(5)	3.59(5)	45(4)
Class S
09/30/21	$9.23	$0.01	$0.03	$0.04	$(0.06)	$(0.06)	$9.21	0.42%	$52,456	0.94%	0.99%	0.15%	113%
09/30/22	9.21	0.05	(0.15)	(0.10)	(0.10)	(0.10)	9.01	(1.05)	42,709	0.94	0.99	0.56	52
09/30/23	9.01	0.30	0.08	0.38	(0.32)	(0.32)	9.07	4.28	35,599	0.94	1.04	3.32	29
09/30/24	9.07	0.45(2)	0.16	0.61	(0.44)	(0.44)	9.24	6.81	30,581	0.90	1.00	4.86	78
09/30/25	9.24	0.40(2)	0.03	0.43	(0.42)	(0.42)	9.25	4.73	26,134	0.90	0.96	4.33	80
03/31/26(3)	9.25	0.18(2)	(0.02)	0.16	(0.19)	(0.19)	9.22	1.74(4)	24,342	0.90(5)	0.97(5)	3.83(5)	45(4)
Class Y
09/30/21	$9.23	$0.06	$0.03	$0.09	$(0.11)	$(0.11)	$9.21	0.92%	$296,363	0.44%	0.50%	0.65%	113%
09/30/22	9.21	0.10	(0.15)	(0.05)	(0.15)	(0.15)	9.01	(0.55)	250,473	0.44	0.50	1.06	52
09/30/23	9.01	0.35	0.08	0.43	(0.36)	(0.36)	9.08	4.88	193,680	0.44	0.52	3.82	29
09/30/24	9.08	0.49(2)	0.16	0.65	(0.48)	(0.48)	9.25	7.35	252,342	0.40	0.46	5.36	78
09/30/25	9.25	0.45(2)	0.01	0.46	(0.46)	(0.46)	9.25	5.13	513,041	0.40	0.43	4.83	80
03/31/26(3)	9.25	0.20(2)	(0.02)	0.18	(0.21)	(0.21)	9.22	1.99(4)	584,765	0.40(5)(6)	0.40(5)	4.33(5)	45(4)
Class Z
09/30/21	$9.23	$0.03	$0.03	$0.06	$(0.08)	$(0.08)	$9.21	0.68%	$75,058	0.69%	0.78%	0.40%	113%
09/30/22	9.21	0.10	(0.17)	(0.07)	(0.13)	(0.13)	9.01	(0.80)	50,209	0.69	0.79	0.81	52
09/30/23	9.01	0.32	0.08	0.40	(0.34)	(0.34)	9.07	4.51	41,800	0.69	0.81	3.57	29
09/30/24	9.07	0.47(2)	0.16	0.63	(0.46)	(0.46)	9.24	7.09	38,879	0.65	0.78	5.11	78
09/30/25	9.24	0.42(2)	0.03	0.45	(0.44)	(0.44)	9.25	4.99	39,484	0.65	0.74	4.58	80
03/31/26(3)	9.25	0.19(2)	(0.02)	0.17	(0.20)	(0.20)	9.22	1.87(4)	42,827	0.65(5)	0.73(5)	4.08(5)	45(4)
Institutional Class
09/30/21	$9.22	$0.07	$0.02	$0.09	$(0.11)	$(0.11)	$9.20	0.98%	$500,705	0.39%	0.45%	0.70%	113%
09/30/22	9.20	0.13	(0.18)	(0.05)	(0.15)	(0.15)	9.00	(0.50)	230,153	0.39	0.46	1.11	52
09/30/23	9.00	0.36	0.08	0.44	(0.37)	(0.37)	9.07	4.94	136,828	0.39	0.47	3.87	29
09/30/24	9.07	0.50(2)	0.16	0.66	(0.49)	(0.49)	9.24	7.41	110,294	0.35	0.43	5.41	78
09/30/25	9.24	0.45(2)	0.02	0.47	(0.47)	(0.47)	9.24	5.18	113,278	0.35	0.39	4.88	80
03/31/26(3)	9.24	0.20(2)	(0.01)	0.19	(0.21)	(0.21)	9.22	2.13(4)	128,933	0.35(5)	0.38(5)	4.38(5)	45(4)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The net investment income (loss) per share was based on average shares outstanding for the period.
(3)	Unaudited.
(4)	Not annualized.
(5)	Annualized.
(6)	Net expenses include amounts eligible for recoupment by the Adviser.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone US Quality Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$10.80	$0.15	$(0.21)	$(0.06)	$(0.17)	$(0.17)	$10.57	(0.57)%	$17,997	0.84%	0.93%	1.43%	24%
09/30/22	10.57	0.18	(1.70)	(1.52)	(0.20)	(0.20)	8.85	(14.52)	11,777	0.76	0.93	1.79	19
09/30/23	8.85	0.26	(0.27)	(0.01)	(0.27)	(0.27)	8.57	(0.20)	10,949	0.76	0.96	2.82	15
09/30/24	8.57	0.29(2)	0.69	0.98	(0.30)	(0.30)	9.25	11.61	18,995	0.76	0.94	3.26	20
09/30/25	9.25	0.31(2)	(0.10)	0.21	(0.32)	(0.32)	9.14	2.40	14,457	0.76	0.93	3.48	24
03/31/26(3)	9.14	0.17(2)	(0.05)	0.12	(0.17)	(0.17)	9.09	1.32(4)	14,364	0.76(5)	0.97(5)	3.64(5)	10(4)
Class C
09/30/21	$10.79	$0.07	$(0.21)	$(0.14)	$(0.09)	$(0.09)	$10.56	(1.32)%	$1,635	1.59%	2.37%	0.68%	24%
09/30/22	10.56	0.10	(1.69)	(1.59)	(0.13)	(0.13)	8.84	(15.18)	1,415	1.51	2.25	1.04	19
09/30/23	8.84	0.18	(0.25)	(0.07)	(0.20)	(0.20)	8.57	(0.87)	1,479	1.51	2.25	2.07	15
09/30/24	8.57	0.22(2)	0.69	0.91	(0.23)	(0.23)	9.25	10.77	1,426	1.51	2.49	2.51	20
09/30/25	9.25	0.25(2)	(0.10)	0.15	(0.26)	(0.26)	9.14	1.68	1,269	1.47	2.47	2.76	24
03/31/26(3)	9.14	0.13(2)	(0.04)	0.09	(0.14)	(0.14)	9.09	0.98(4)	1,538	1.45(5)	2.70(5)	2.95(5)	10(4)
Class Y
09/30/21	$10.82	$0.19	$(0.22)	$(0.03)	$(0.20)	$(0.20)	$10.59	(0.32)%	$199,280	0.59%	0.60%	1.68%	24%
09/30/22	10.59	0.20	(1.70)	(1.50)	(0.23)	(0.23)	8.86	(14.37)	225,457	0.51	0.52	2.04	19
09/30/23	8.86	0.27	(0.26)	0.01	(0.29)	(0.29)	8.58	0.05	233,839	0.51	0.51	3.07	15
09/30/24	8.58	0.31(2)	0.70	1.01	(0.32)	(0.32)	9.27	12.00	279,532	0.51(6)	0.50	3.51	20
09/30/25	9.27	0.34(2)	(0.10)	0.24	(0.35)	(0.35)	9.16	2.65	301,318	0.51(6)	0.51	3.73	24
03/31/26(3)	9.16	0.18(2)	(0.05)	0.13	(0.18)	(0.18)	9.11	1.45(4)	256,962	0.50(5)	0.50(5)	3.90(5)	10(4)
Institutional Class
09/30/21	$10.82	$0.19	$(0.21)	$(0.02)	$(0.21)	$(0.21)	$10.59	(0.22)%	$216,914	0.49%	0.57%	1.78%	24%
09/30/22	10.59	0.21	(1.70)	(1.49)	(0.24)	(0.24)	8.86	(14.29)	243,902	0.41	0.49	2.14	19
09/30/23	8.86	0.28	(0.26)	0.02	(0.30)	(0.30)	8.58	0.15	250,604	0.41	0.48	3.17	15
09/30/24	8.58	0.32(2)	0.70	1.02	(0.33)	(0.33)	9.27	12.10	274,926	0.41	0.48	3.60	20
09/30/25	9.27	0.35(2)	(0.11)	0.24	(0.35)	(0.35)	9.16	2.76	264,417	0.41	0.47	3.83	24
03/31/26(3)	9.16	0.18(2)	(0.04)	0.14	(0.19)	(0.19)	9.11	1.49(4)	277,143	0.41(5)	0.47(5)	3.99(5)	10(4)
Class R6
09/30/22(7)	$10.51	$0.19	$(1.61)	$(1.42)	$(0.23)	$(0.23)	$8.86	(13.72)%(4)	$2	0.37%(5)	238.46%(5)	2.18%(5)	19%
09/30/23	8.86	0.26	(0.24)	0.02	(0.30)	(0.30)	8.58	0.18	23,402	0.37	0.46	3.21	15
09/30/24	8.58	0.33(2)	0.68	1.01	(0.33)	(0.33)	9.26	12.02	26,225	0.37	0.47	3.65	20
09/30/25	9.26	0.35(2)	(0.10)	0.25	(0.36)	(0.36)	9.15	2.79	32,234	0.37	0.45	3.87	24
03/31/26(3)	9.15	0.19(2)	(0.04)	0.15	(0.19)	(0.19)	9.11	1.63(4)	25,375	0.37(5)	0.46(5)	4.03(5)	10(4)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The net investment income (loss) per share was based on average shares outstanding for the period.
(3)	Unaudited.
(4)	Not annualized.
(5)	Annualized.
(6)	Net expenses include amounts recouped by the Adviser.
(7)	Represents the period from commencement of operations (November 22, 2021) through September 30, 2022.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
March 31, 2026 (Unaudited)
1. Organization
The Touchstone Funds Group Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated October 25, 1993. The Trust consists of the following twelve funds (individually, a “Fund,” and collectively, the “Funds”):
Touchstone Active Bond Fund ("Active Bond Fund”)
Touchstone Ares Credit Opportunities Fund ("Ares Credit Opportunities Fund”)
Touchstone Dividend Equity Fund ("Dividend Equity Fund”)
Touchstone High Yield Fund ("High Yield Fund”)
Touchstone Mid Cap Fund ("Mid Cap Fund”)
Touchstone Mid Cap Value Fund ("Mid Cap Value Fund”)
Touchstone Sands Capital International Growth Equity Fund ("Sands Capital International Growth Equity Fund”)
Touchstone Sands Capital Select Growth Fund ("Sands Capital Select Growth Fund”)
Touchstone Small Cap Fund ("Small Cap Fund”)
Touchstone Small Cap Value Fund ("Small Cap Value Fund”)
Touchstone Ultra Short Duration Fixed Income Fund ("Ultra Short Duration Fixed Income Fund”)
Touchstone US Quality Bond Fund ("US Quality Bond Fund”)
Each Fund is diversified, with the exception of the Sands Capital Select Growth Fund which is non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class S	Class Y	Class Z	Institutional Class	Class R6
Active Bond Fund	X	X		X		X
Ares Credit Opportunities Fund	X	X		X		X	X
Dividend Equity Fund	X	X		X		X	X
High Yield Fund	X	X		X		X
Mid Cap Fund	X	X		X	X	X	X
Mid Cap Value Fund	X	X		X		X
Sands Capital International Growth Equity Fund	X	X		X		X	X
Sands Capital Select Growth Fund	X	X		X	X	X	X
Small Cap Fund	X	X		X		X
Small Cap Value Fund	X	X		X		X
Ultra Short Duration Fixed Income Fund	X	X	X	X	X	X
US Quality Bond Fund	X	X		X		X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (Unaudited) (Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2026, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Ares Credit Opportunities Fund held Level 3 categorized securities during the six months ended March 31, 2026.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE.  Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board and are generally categorized in Level 3.
Bank Loans – The Active Bond Fund, Ares Credit Opportunities Fund and Ultra Short Duration Fixed Income Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may

Notes to Financial Statements (Unaudited) (Continued)
hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, Secured Overnight Financing Rate (“SOFR”) or a similar reference rate.
The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents fair value of the unfunded portion of the Fund’s bank loans.
As of March 31, 2026, the Ares Credit Opportunities Fund did not hold any unfunded loan commitments.
Collateralized Loan Obligations — The Active Bond Fund, Ares Credit Opportunities Fund and Ultra Short Duration Fixed Income Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company whose shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Securities sold short — The Funds may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.
Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and

Notes to Financial Statements (Unaudited) (Continued)
the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited.
Warrants — The Funds may invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the holder the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.
Futures Contracts — The Active Bond Fund and Ares Credit Opportunities Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Swap Contracts — The Active Bond Fund and Ares Credit Opportunities Fund may enter into swap transactions to help enhance the value of their portfolios or manage their exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or a party's insolvency, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic

Notes to Financial Statements (Unaudited) (Continued)
amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Forward foreign currency contracts — The Active Bond Fund and Ares Credit Opportunities Fund may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.
During the six months ended March 31, 2026, the Ares Credit Opportunities Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Master Limited Partnership — The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. Distributions received from MLPs generally are comprised of income and return of capital. Investment income and return of capital are recorded based on estimates made at the time distributions are received. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.
Pay-In-Kind (“PIK”) Bonds — PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Notes to Financial Statements (Unaudited) (Continued)
Derivative instruments and hedging activities — The Active Bond Fund and Ares Credit Opportunities Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of March 31, 2026, the Funds' assets and liabilities that were subject to a MNA on a gross basis were as follows:
	Assets	Liabilities
Ares Credit Opportunities Fund
Forwards - Foreign Currency Contracts	$17,911	$49,515
Total	$17,911	$49,515
The following table presents the Ares Credit Opportunities Fund's assets and liabilities net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of March 31, 2026:
Counterparty	Derivative Type	Gross Amount of Recognized Liabilities	Gross Amount Available for Offset in Statement of Assets and Liabilities	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(1)
Wells Fargo	Forward-Foreign Currency Contracts	$49,515	$(17,911)	$—	$—	$31,604
(1)	Net amount represents the net amount payable to the counterparty in the event of default.

Notes to Financial Statements (Unaudited) (Continued)
The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of March 31, 2026:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Active Bond Fund	Futures Contracts - Interest Rate Contracts(1)	$21,798	$484
Ares Credit Opportunities Fund	Purchased Options - Equity Contracts(2)	27,200	—
	Written Options - Equity Contracts(3)	—	12,400
	Forwards - Foreign Currency Contracts(4)	17,911	49,515
	Swap Agreements - Credit Contracts(5)	—	10,405
(1)	Statements of Assets and Liabilities Location: Receivable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.
(2)	Statements of Assets and Liabilities Location: Investments, at market value.
(3)	Statements of Assets and Liabilities Location: Written options, at market value.
(4)	Statements of Assets and Liabilities Location: Unrealized appreciation (depreciation) on forward foreign currency contracts.
(5)	Statements of Assets and Liabilities Location: Payable for variation margin on swap agreements. Variation margin reported in the Portfolio of Investments and other tables in the Notes to the Financial Statements is the cumulative unrealized appreciation (depreciation).
The following table sets forth the effect of the Funds' derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended March 31, 2026:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Active Bond Fund	Futures - Interest Rate Contracts(1)	$(270,624)	$222,991
	Swap Agreements - Credit Contracts(2)	171,860	—
Ares Credit Opportunities Fund	Purchased Options - Equity Contracts(3)	(207,701)	111,618
	Written Options - Equity Contracts(4)	36,520	3,800
	Forwards - Foreign Currency Exchange Contracts(5)	541,301	(51,788)
	Swap Agreements - Credit Contracts(2)	242,625	5,831
(1)	Statements of Operations Location: Net realized losses on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
(2)	Statements of Operations Location: Net realized gains on swap agreements and Net change in unrealized appreciation (depreciation) on swap agreements, respectively.
(3)	Statements of Operations Location: Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments, respectively.
(4)	Statements of Operations Location: Net realized gains on written options and Net change in unrealized appreciation (depreciation) on written options, respectively.
(5)	Statements of Operations Location: Net realized gains on forward foreign currency contracts and Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, respectively.
For the six months ended March 31, 2026, the average quarterly balances of outstanding derivative financial instruments for the Active Bond Fund and Ares Credit Opportunities Fund were as follows:
	Active Bond Fund	Ares Credit Opportunities Fund
Equity Contracts:
Purchased Options - Cost	$—	$103,651
Written Options - Premiums received	—	9,400
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	—(1)	569,250
Credit Default Swaps (sell protection) - Notional value	—	1,333,333
Forward currency exchange contracts:
U.S. dollar amount received	—	20,373,930
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	41,458,401	—
Futures Contracts (short) - Notional Value	4,362,271	—
(1)	The balance at each quarter end was zero.

Notes to Financial Statements (Unaudited) (Continued)
Portfolio securities loaned — The Funds may lend their portfolio securities, with the exception of the Ultra Short Duration Fixed Income Fund. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of March 31, 2026, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned(1)	Market Value of Collateral Received(2)	Net Amount(3)
Active Bond Fund	Corporate Bonds	$1,918,985	$1,961,966	$42,981
Ares Credit Opportunities Fund	Common Stocks	8,900	35,600	26,700
	Corporate Bonds	58,903,746	60,594,336	1,690,590
Total Ares Credit Opportunities Fund		58,912,646	60,629,936	1,717,290
High Yield Fund	Corporate Bonds	7,328,594	7,560,819	232,225
Mid Cap Value Fund	Common Stocks	10,594,708	10,842,781	248,073
	Exchange-Traded Funds	13,250	13,200	(50)
Total Mid Cap Value Fund		10,607,958	10,855,981	248,023
Small Cap Value Fund	Common Stocks	1,843,343	1,870,731	27,388
(1)	The remaining contractual maturity is overnight for all securities.
(2)	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
(3)	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund, Ultra Short Duration Fixed Income Fund and US Quality Bond Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund and US Quality Bond Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). The maximum offering price per share of Class A shares of the Ultra Short Duration Fixed Income Fund is equal to the NAV per share plus sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load on equity or fixed income fund purchases when

Notes to Financial Statements (Unaudited) (Continued)
aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Classes C, S, Y, Z, Institutional Class and R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50% for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Mid Cap Fund, Sands Capital International Growth Equity Fund, Sands Capital Select Growth Fund and Small Cap Fund distribute their income, if any, annually, as a dividend to shareholders. The Dividend Equity Fund, Mid Cap Value Fund and Small Cap Value Fund declare and distribute their income, if any, quarterly, as a dividend to shareholders. The Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund and US Quality Bond Fund declare and distribute their income, if any, monthly, as a dividend to shareholders. The Ultra Short Duration Fixed Income Fund declares its income, if any, daily, and distributes such income monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone ETF Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Operating Segments — In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund represents a single operating segment. The management team of the Adviser, acts as the Funds’ CODM. The CODM monitors the operating results of the Funds as a whole and also monitors each Fund’s asset allocation for adherence to its principal investment strategies as disclosed in its prospectus. The financial information, including the Funds’ portfolio of investments, total returns, expense ratios and changes in net assets, are used by the CODM to assess the segment’s performance versus the Funds’ benchmarks and to make resource allocation decisions for the Funds’ single segment and is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying

Notes to Financial Statements (Unaudited) (Continued)
statements of assets and liabilities and segment expenses are listed on the accompanying statements of operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
Income Taxes —The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard will impact financial statement disclosures only and does not affect any Fund's financial position or the results of its operations. Disclosures are reported on an annual basis and will be included in the September 30, 2026 annual financial statements.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2026:
	Active Bond Fund	Ares Credit Opportunities Fund	Dividend Equity Fund	High Yield Fund	Mid Cap Fund	Mid Cap Value Fund
Purchases of investment securities	$57,427,713	$259,675,729	$47,063,100	$38,207,240	$300,990,513	$80,231,898
Proceeds from sales and maturities	52,707,872	207,922,817	216,513,820	34,171,174	589,666,680	90,545,562
Purchases of U.S. Government Securities	272,525,232	—	—	—	—	—
Proceeds from U.S. Government Securities	265,481,721	—	—	—	—	—
Redemptions-in-Kind(1)	—	—	—	—	479,259,273	36,835,515
	Sands Capital International Growth Equity Fund	Sands Capital Select Growth Fund	Small Cap Fund	Small Cap Value Fund	Ultra Short Duration Fixed Income Fund	US Quality Bond Fund
Purchases of investment securities	$13,741,733	$363,142,039	$19,725,798	$15,229,987	$451,285,672	$7,138,641
Proceeds from sales and maturities	12,924,001	521,242,312	28,739,449	19,823,435	309,039,024	30,244,143
Purchases of U.S. Government Securities	—	—	—	—	19,598,906	52,755,318
Proceeds from U.S. Government Securities	—	—	—	—	4,230,660	62,259,287
Redemptions-in-Kind(1)	—	158,719,299	16,352,683	6,108,390	—	—
(1)	Redemptions-in-kind are excluded from proceeds from sales and maturities.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are  also officers of the Adviser, Touchstone Securities, LLC (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $191,952 for the Funds’ Board for the six months ended March 31, 2026.

Notes to Financial Statements (Unaudited) (Continued)
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Active Bond Fund	0.38% on the first $200 million 0.30% on such assets over $200 million
Ares Credit Opportunities Fund	0.56% on the first $1 billion 0.535% on the next $500 million 0.51% on such assets over $1.5 billion
Dividend Equity Fund	0.55% on the first $1 billion 0.50% on such assets over $1 billion
High Yield Fund	0.60% on the first $50 million 0.50% on the next $250 million 0.45% on such assets over $300 million
Mid Cap Fund	0.80% on the first $1 billion 0.70% on the next $500 million 0.60% on such assets over $1.5 billion
Mid Cap Value Fund	0.64% on the first $750 million 0.60% on such assets over $750 million
Sands Capital International Growth Equity Fund	0.65% on the first $1 billion 0.60% on such assets over $1 billion
Sands Capital Select Growth Fund	0.675% on the first $1 billion 0.60% on the next $1 billion 0.55% on the next $2 billion 0.52% on such assets over $4 billion
Small Cap Fund	0.85% on the first $250 million 0.80% on the next $250 million 0.70% on such assets over $500 million
Small Cap Value Fund	0.85% on the first $150 million 0.78% on such assets over $150 million
Ultra Short Duration Fixed Income Fund	0.18% on the first $500 million 0.16% on such assets over $500 million
US Quality Bond Fund	0.30% on the first $200 million 0.225% on such assets over $200 million
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Ares Capital Management II LLC	London Company of Virginia, LLC d/b/a The London Company
Ares Credit Opportunities Fund	Mid Cap Fund
EARNEST Partners LLC	Small Cap Fund
US Quality Bond Fund	Sands Capital Management, LLC
Fort Washington Investment Advisors, Inc.(1)	Sands Capital International Growth Equity Fund
Active Bond Fund	Sands Capital Select Growth Fund
Dividend Equity Fund
High Yield Fund
Ultra Short Duration Fixed Income Fund
Leeward Investments, LLC
Mid Cap Value Fund
Small Cap Value Fund
(1)	Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds.

Notes to Financial Statements (Unaudited) (Continued)
The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class S	Class Y	Class Z	Institutional Class	Class R6	Termination Date
Active Bond Fund(1)	0.83%	1.50%	—	0.58%	—	0.49%	—	January 28, 2027
Ares Credit Opportunities Fund	0.99%	1.71%	—	0.76%	—	0.65%	0.58%	January 28, 2027
Dividend Equity Fund(2)	0.99%	1.69%	—	0.77%	—	0.65%	0.64%	January 28, 2027
High Yield Fund(3)	0.99%	1.72%	—	0.80%	—	0.72%	—	January 28, 2027
Mid Cap Fund	1.21%	1.96%	—	0.96%	1.21%	0.89%	0.79%	January 28, 2027
Mid Cap Value Fund	1.15%	1.90%	—	0.92%	—	0.82%	—	January 28, 2027
Sands Capital International Growth Equity Fund(4)	1.17%	1.91%	—	0.90%	—	0.84%	0.78%	January 28, 2027
Sands Capital Select Growth Fund(5)	1.13%	1.72%	—	0.84%	1.13%	0.76%	0.65%	January 28, 2027
Small Cap Fund	1.24%	1.94%	—	0.99%	—	0.91%	—	January 28, 2027
Small Cap Value Fund(6)	1.34%	1.98%	—	1.09%	—	0.93%	—	January 28, 2027
Ultra Short Duration Fixed Income Fund	0.65%	1.14%	0.90%	0.40%	0.65%	0.35%	—	January 28, 2027
US Quality Bond Fund	0.76%	1.45%	—	0.51%	—	0.41%	0.37%	January 28, 2027
(1)	Prior to January 28, 2026, the expense limitation for Institutional Class shares was 0.50%.
(2)	Prior to January 28, 2026, the expense limitation for Class R6 shares was 0.65%.
(3)	Prior to January 28, 2026, the expense limitations for Class A and C shares were 1.04% and 1.74%, respectively.
(4)	Prior to January 28, 2026, the expense limitation for Class C and Institutional Class shares were 1.93% and 0.86%, respectively.
(5)	Prior to January 28, 2026, the expense limitation for Class C shares was 1.74%.
(6)	Prior to January 28, 2026, the expense limitation for Class C shares was 1.99%.
The Expense Limitation Agreement, with respect to each Fund, can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.
During the six months ended March 31, 2026, the Adviser or its affiliates waived or reimbursed investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Active Bond Fund	$—	$53,011	$130,929	$183,940
Ares Credit Opportunities Fund	—	40,260	322,638	362,898
Dividend Equity Fund	—	1,452	162,729	164,181
High Yield Fund	—	40,229	54,233	94,462
Mid Cap Fund	—	385	32,756	33,141
Mid Cap Value Fund	—	—	69,359	69,359
Sands Capital International Growth Equity Fund	—	34,696	97,928	132,624
Sands Capital Select Growth Fund	—	248,035	400,998	649,033
Small Cap Fund	—	45,631	210,977	256,608
Small Cap Value Fund	—	61,980	85,528	147,508
Ultra Short Duration Fixed Income Fund	—	—	71,229	71,229
US Quality Bond Fund	—	6,152	115,406	121,558
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed, subject to certain limitations, for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of March 31, 2026, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before September 30, 2026	Expires on or before September 30, 2027	Expires on or before September 30, 2028	Expires on or before September 30, 2029	Total
Active Bond Fund	$84,412	$187,070	$184,936	$101,848	$558,266
Ares Credit Opportunities Fund	119,027	295,053	516,193	275,136	1,205,409
Dividend Equity Fund	8,969	21,336	18,497	11,503	60,305

Notes to Financial Statements (Unaudited) (Continued)
Fund	Expires on or before September 30, 2026	Expires on or before September 30, 2027	Expires on or before September 30, 2028	Expires on or before September 30, 2029	Total
High Yield Fund	$71,084	$168,231	$149,701	$80,131	$469,147
Mid Cap Fund	127,192	100,707	46,151	33,141	307,191
Mid Cap Value Fund	584,764	1,152,268	370,405	50,615	2,158,052
Sands Capital International Growth Equity Fund	75,812	248,643	214,543	118,656	657,654
Sands Capital Select Growth Fund	376,000	842,429	1,159,577	626,378	3,004,384
Small Cap Fund	151,444	414,842	440,905	200,432	1,207,623
Small Cap Value Fund	106,455	190,056	214,806	132,007	643,324
Ultra Short Duration Fixed Income Fund	184,891	258,285	246,294	35,079	724,549
US Quality Bond Fund	98,577	199,402	190,417	99,029	587,425
For the six months ended March 31, 2026, the Adviser is eligible to recoup previously waived fees or reimbursed expenses from Mid Cap Value Fund and Ultra Short Duration Fixed Income Fund of $5,955 and $12,007, respectively.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares (except the Ultra Short Duration Fixed Income Fund) pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Ultra Short Duration Fixed Income Fund has limited the amount of the 12b-1 fees for

Notes to Financial Statements (Unaudited) (Continued)
Class C shares to 0.75% of average daily net assets. Under the Class S plan, the Ultra Short Duration Fixed Income Fund pays an annual shareholder servicing fee not to exceed 0.50% of average daily net assets that are attributable to Class S shares (of which up to 0.25% is a distribution fee and up to 0.25% is a shareholder servicing fee). Under the Class Z plan, each Fund offering Class Z shares pays an annual shareholder servicing fee not to exceed 0.25% of average daily net assets that are attributable to Class Z shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.
DISTRIBUTION AGREEMENT
The Distributor is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Distribution Agreement between the Trust and the Distributor, the Distributor earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Distributor and the Adviser, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Distributor and its affiliate during the six months ended March 31, 2026:
Fund	Amount
Active Bond Fund	$ 3,176
Ares Credit Opportunities Fund	4,141
Dividend Equity Fund	8,150
High Yield Fund	357
Mid Cap Fund	12,188
Mid Cap Value Fund	117
Sands Capital International Growth Equity Fund	207
Sands Capital Select Growth Fund	4,153
Small Cap Fund	492
Small Cap Value Fund	211
Ultra Short Duration Fixed Income Fund	2,786
US Quality Bond Fund	68
In addition, the Distributor collected CDSC on the redemption of Class A and Class C shares of the Funds listed below during the six months ended March 31, 2026:
Fund	Class A	Class C
Active Bond Fund	$ —	$ 10
Ares Credit Opportunities Fund	—	70
Dividend Equity Fund	—	507
Mid Cap Fund	—	10
Sands Capital Select Growth Fund	21	122
Ultra Short Duration Fixed Income Fund	—	352
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended March 31, 2026, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

Notes to Financial Statements (Unaudited) (Continued)
During the six months ended March 31, 2026, the following Funds utilized ReFlow. The number of shares ReFlow subscribed to and dollar amount of redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Mid Cap Fund	9,018,428	$ 479,259,273
Mid Cap Value Fund	1,569,624	36,835,515
Sands Capital Select Growth Fund	8,288,378	158,719,299
Small Cap Fund	1,415,682	16,352,683
Small Cap Value Fund	180,153	6,108,390
Interfund Lending —Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended March 31, 2026, the following Funds participated as lenders in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:
Fund	Daily Average Amount Loaned	Weighted Average Interest Rate	Interest Income(1)
Mid Cap Fund	$ 467,873	4.36%	$ 10,383
Sands Capital Select Growth Fund	$ 19,037	4.23%	$ 409
(1)	Included in Interest in the Statements of Operations.
During the six months ended March 31, 2026, the following Funds participated as borrowers in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense(1)
Dividend Equity Fund	$ 88,534	4.24%	$ 1,907
US Quality Bond Fund	$ 183,296	4.42%	$ 4,159
(1)	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended September 30, 2025 and September 30, 2024 are as follows:
	Active Bond Fund		Ares Credit Opportunities Fund		Dividend Equity Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
From ordinary income	$10,547,726	$9,883,689	$57,417,185	$37,965,905	$41,370,263	$54,629,657
From long-term capital gains	—	—	—	—	117,548,952	60,813,066
Total distributions	$10,547,726	$9,883,689	$57,417,185	$37,965,905	$158,919,215	$115,442,723

Notes to Financial Statements (Unaudited) (Continued)
	High Yield Fund		Mid Cap Fund		Mid Cap Value Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
From ordinary income	$6,605,372	$6,316,657	$21,245,354	$34,387,780	$9,297,964	$7,061,535
From long-term capital gains	—	—	126,303,466	13,902,545	21,753,593	5,867,158
Total distributions	$6,605,372	$6,316,657	$147,548,820	$48,290,325	$31,051,557	$12,928,693
	Sands Capital International Growth Equity Fund		Sands Capital Select Growth Fund		Small Cap Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
From ordinary income	$10	$656,191	$—	$—	$2,279,503	$815,292
From long-term capital gains	9,573,557	1,017,871	—	—	1,488,371	4,031,898
Total distributions	$9,573,567	$1,674,062	$—	$—	$3,767,874	$4,847,190
	Small Cap Value Fund		Ultra Short Duration Fixed Income Fund		US Quality Bond Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
From ordinary income	$1,255,702	$705,636	$35,435,938	$25,321,141	$23,117,438	$20,419,077
From long-term capital gains	—	—	—	—	—	—
Total distributions	$1,255,702	$705,636	$35,435,938	$25,321,141	$23,117,438	$20,419,077
The following information is computed on a tax basis for each item as of September 30, 2025:
	Active Bond Fund	Ares Credit Opportunities Fund	Dividend Equity Fund	High Yield Fund
Tax cost of portfolio investments	$276,811,162	$884,747,192	$1,983,549,377	$109,130,088
Gross unrealized appreciation on investments	3,473,519	31,462,789	652,797,567	2,255,668
Gross unrealized depreciation on investments	(11,682,188)	(30,208,077)	(218,526,434)	(3,190,620)
Net unrealized appreciation (depreciation) on investments	(8,208,669)	1,254,712	434,271,133	(934,952)
Gross unrealized appreciation on derivatives	—	66,842	—	—
Gross unrealized depreciation on derivatives	—	(762)	—	—
Net unrealized appreciation (depreciation) on derivatives	—	66,080	—	—
Capital loss carryforwards	(125,624,004)	(89,723,447)	—	(21,968,479)
Undistributed ordinary income	59,890	1,964,839	13,374,265	33,958
Undistributed capital gains	—	—	75,527,029	—
Other temporary differences	(210,327)	—	—	—
Accumulated earnings (deficit)	$(133,983,110)	$(86,437,816)	$523,172,427	$(22,869,473)

Notes to Financial Statements (Unaudited) (Continued)
	Mid Cap Fund	Mid Cap Value Fund	Sands Capital International Growth Equity Fund	Sands Capital Select Growth Fund
Tax cost of portfolio investments	$3,928,511,872	$415,229,733	$76,248,745	$1,514,314,423
Gross unrealized appreciation on investments	1,634,547,928	159,180,006	31,478,223	1,132,989,144
Gross unrealized depreciation on investments	(277,524,447)	(20,061,135)	(5,083,974)	(79,531,910)
Net unrealized appreciation (depreciation) on investments	1,357,023,481	139,118,871	26,394,249	1,053,457,234
Gross unrealized appreciation on foreign currency transactions	—	—	26,659	—
Gross unrealized depreciation on foreign currency transactions and deferred foreign capital gains tax	—	—	(862,843)	—
Net unrealized appreciation (depreciation) on foreign currency transactions and deferred foreign capital gains tax	—	—	(836,184)	—
Capital loss carryforwards	—	—	(7,980,788)	—
Qualified late year losses	—	—	—	(10,229,164)
Undistributed ordinary income	—	5,819,592	251,494	—
Undistributed capital gains	97,517,602	12,006,568	—	13,787,973
Accumulated earnings (deficit)	$1,454,541,083	$156,945,031	$17,828,771	$1,057,016,043
	Small Cap Fund	Small Cap Value Fund	Ultra Short Duration Fixed Income Fund	US Quality Bond Fund
Tax cost of portfolio investments	$224,152,114	$156,864,880	$847,245,243	$641,556,176
Gross unrealized appreciation on investments	58,440,537	40,385,607	2,198,829	4,359,038
Gross unrealized depreciation on investments	(18,689,860)	(11,461,366)	(2,810,123)	(36,406,828)
Net unrealized appreciation (depreciation) on investments	39,750,677	28,924,241	(611,294)	(32,047,790)
Capital loss carryforwards	(3,050,983)	(1,539,301)	(112,889,358)	(22,935,387)
Undistributed ordinary income	287,010	1,191,531	1,107,488	316,810
Other temporary differences	—	—	(122,877)	—
Accumulated earnings (deficit)	$36,986,704	$28,576,471	$(112,516,041)	$(54,666,367)
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, taxable interest on defaulted securities, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.
As of September 30, 2025, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Active Bond Fund*	$ 61,122,272	$ 64,501,732	$ 125,624,004
Ares Credit Opportunities Fund*	12,319,895	77,403,552	89,723,447
High Yield Fund	1,792,363	20,176,116	21,968,479
Sands Capital International Growth Equity Fund*	3,456,540	4,524,248	7,980,788
Small Cap Fund	754,260	2,296,723	3,050,983
Small Cap Value Fund	1,539,301	—	1,539,301
Ultra Short Duration Fixed Income Fund*	37,167,649	75,721,709	112,889,358
US Quality Bond Fund	1,107,873	21,827,514	22,935,387
*	Future utilization may be limited under current tax laws.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
Fund	Utilized
Sands Capital International Growth Equity Fund	$ 1,119,429
Sands Capital Select Growth Fund	201,446,158
Small Cap Value Fund	2,818,350
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim

Notes to Financial Statements (Unaudited) (Continued)
tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
As of March 31, 2026, the Trust had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(1)	Gross Unrealized Depreciation on Other(1)	Net Unrealized Appreciation (Depreciation)
Active Bond Fund	$283,413,249	$1,280,331	$(8,986,551)	$—	$—	$(7,706,220)
Ares Credit Opportunities Fund	968,779,570	23,361,308	(42,863,983)	64,309	(78,601)	(19,516,967)
Dividend Equity Fund	1,844,856,778	632,272,762	(184,637,819)	—	—	447,634,943
High Yield Fund	119,199,993	1,282,112	(3,864,361)	—	—	(2,582,249)
Mid Cap Fund	3,344,237,295	1,356,544,441	(319,408,388)	—	—	1,037,136,053
Mid Cap Value Fund	412,648,603	188,463,409	(26,787,309)	—	—	161,676,100
Sands Capital International Growth Equity Fund	74,706,620	19,612,040	(9,282,364)	8,766	(640,918)	9,697,524
Sands Capital Select Growth Fund	1,380,339,391	582,194,065	(50,136,110)	—	—	532,057,955
Small Cap Fund	208,857,064	55,230,444	(17,760,938)	—	—	37,469,506
Small Cap Value Fund	166,626,864	44,259,816	(10,071,155)	—	—	34,188,661
Ultra Short Duration Fixed Income Fund	1,015,408,404	1,698,537	(3,598,294)	—	—	(1,899,757)
US Quality Bond Fund	602,315,780	2,672,784	(33,940,651)	—	—	(31,267,867)
(1)	Other includes Derivatives and Foreign Currency Transactions.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service

Notes to Financial Statements (Unaudited) (Continued)
providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Risks Associated with Leverage – The use of leverage (borrowing money to purchase properties or securities) will cause the Fund to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.
Risks Associated with Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Advisory and Sub-Advisory Agreement Approval Disclosure
At a meeting held on November 20, 2025, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Adviser with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Adviser and each Fund’s respective Sub-Adviser.
In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders.  The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Adviser’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Adviser’s and Sub-Advisers’ personnel.  Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement.  The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.
In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Adviser’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement.  The Board’s analysis of these factors is set forth below.  The Independent Trustees were advised by independent legal counsel throughout the process.

Other Items (Unaudited) (Continued)
Nature, Extent and Quality of Adviser Services.  The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel.  In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year.  The Board also took into account the Adviser’s compliance policies and procedures.  The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, was also considered.  The Board also considered the Adviser’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Adviser’s effectiveness in monitoring the performance of each Sub-Adviser, including the Sub-Adviser that was an affiliate of the Adviser, and the Adviser’s timeliness in responding to performance issues.  The Board considered the Adviser’s process for monitoring each of the Sub-Advisers, which includes an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance.  The Board considered that the Adviser conducts periodic due diligence of each Sub-Adviser, during which the Adviser examines a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Adviser provides to the applicable Fund(s).  The Board noted that the Adviser’s monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Adviser’s due diligence review of the Sub-Advisers are reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Adviser under the Investment Advisory Agreement.
Adviser’s Compensation and Profitability.  The Board took into consideration the financial condition and profitability of the Adviser and its affiliates (including the Sub-Adviser to certain of the Funds) and the direct and indirect benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds.  The information considered by the Board included operating profit margin information for the Adviser’s business as a whole.  The Board noted that the Adviser had waived a portion of advisory fees and administrative fees and/or reimbursed expenses for all of the Funds in order to limit each of those Fund’s net operating expenses.  The Board also noted that the Adviser pays the Sub-Advisers’ sub-advisory fees out of the advisory fees the Adviser receives from the Funds.  The Board reviewed the profitability of the Adviser’s relationship with the Funds both before and after tax expenses and also considered whether the Adviser has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Adviser’s parent company with respect to providing support and resources as needed.  The Board considered that the Funds’ distributor, an affiliate of the Adviser, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares.  The Board also noted that the Adviser derives benefits to its reputation and other benefits from its association with the Funds.
The Board recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.  Based upon their review, the Trustees concluded that the Adviser’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.
Expenses and Performance.  The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group.  The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2025, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies.  The Board also took into account current market conditions and their effect on the Funds’ performance.
The Board also considered the effect of each Fund’s growth and size on its performance and expenses.  The Board noted that the Adviser had waived a portion of the fees and/or reimbursed expenses for all of the Funds in order to reduce those Funds’ respective operating expenses to targeted levels.  The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Adviser out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Adviser.  In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Adviser and its affiliates.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:
Touchstone Active Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 1st quintile of its peer group for the six-month period ended September 30, 2025 and in the 2nd quintile for the twelve- and thirty-six-month

Other Items (Unaudited) (Continued)
periods ended September 30, 2025.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Ares Credit Opportunities Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 3rd quintile of its peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2025.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Dividend Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 2nd quintile of its peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2025.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone High Yield Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 4th quintile of its peer group for the six- and twelve-month periods ended September 30, 2025, and in the 3rd quintile of its peer group for the thirty-six-month period ended September 30, 2025.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Mid Cap Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 5th quintile of its peer group for the six- and twelve-month periods ended September 30, 2025, and in the 4th quintile of its peer group for the thirty-six-month period ended September 30, 2025.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Mid Cap Value Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 3rd quintile of its peer group for the six- and twelve-month periods ended September 30, 2025, and in the 5th quintile for the thirty-six-month period ended September 30, 2025.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Sands Capital International Growth Equity Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board also noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance, was in the 4th quintile for the six-month period ended September 30, 2025 and in the 3rd quintile for the twelve-month period ended September 30, 2025.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Sands Capital Select Growth Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 1st quintile of its peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2025.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the

Other Items (Unaudited) (Continued)
performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Small Cap Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 5th quintile of its peer group for the six- and twelve-month periods ended September 30, 2025, and in the 4th quintile of its peer group for the thirty-six-month period ended September 30, 2025.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Small Cap Value Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund.  The Fund’s performance was in the 4th quintile of its peer group for the six- and thirty-six-month periods ended September 30, 2025, and in the 3rd quintile of its peer group for the twelve -month period ended September 30, 2025.The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Ultra Short Duration Fixed Income Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund.  The Fund’s performance was in the 3rd quintile of its peer group for the six-month period ended September 30, 2025, and in the 2nd quintile of its peer group for the twelve- and thirty-six-month periods ended September 30, 2025.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone US Quality Bond Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 5th quintile of its peer group for the six-month period ended September 30, 2025, and in the 4th quintile of its peer group for the twelve- and thirty-six-month periods ended September 30, 2025.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Economies of Scale.  The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses.  The Board took into account management’s discussion of the Funds’ advisory fee structure.  The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase.  The Board noted that the advisory fee schedules for all of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased.  The Board noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.  The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Adviser by a Fund was reduced by the total sub-advisory fee paid by the Adviser to the Fund’s Sub-Adviser.
Conclusion.  In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.  The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Adviser, among others:  (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Adviser and the other factors considered.  Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Other Items (Unaudited) (Continued)
In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Adviser’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement.  The Board’s analysis of these factors is set forth below.  The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services Provided; Investment Personnel.  The Board considered information provided by the Adviser regarding the services provided by each Sub-Adviser, including information presented periodically throughout the previous year.  The Board noted the affiliation of one of the Sub-Advisers with the Adviser, noting any potential conflicts of interest.  The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisers to discuss their respective performance and investment processes and strategies.  The Board considered each Sub-Adviser’s level of knowledge and investment style.  The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds.  The Board also noted each Sub-Adviser’s brokerage practices.
Sub-Adviser’s Compensation, Profitability and Economies of Scale.  The Board also took into consideration the financial condition of each Sub-Adviser and any indirect benefits derived by each Sub-Adviser and its affiliates from the Sub-Adviser’s relationship with the Funds.  In considering the profitability to each Sub-Adviser of its relationship with the Funds, the Board noted the undertaking of the Adviser to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Adviser out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisers, are negotiated at arm’s-length.  As a consequence, the profitability to each Sub-Adviser of its relationship with a Fund was not a substantial factor in the Board’s deliberations.  For similar reasons, the Board did not consider the potential economies of scale in each Sub-Adviser’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for all of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.
Sub-Advisory Fees and Fund Performance.  The Board considered that each Fund pays an advisory fee to the Adviser and that the Adviser pays the sub-advisory fee to the Sub-Adviser out of the advisory fee it receives from the respective Fund.  The Board also compared the sub-advisory fees paid by the Adviser to fees charged by the Sub-Adviser to manage comparable institutional separate accounts.  The Board considered the amount retained by the Adviser and the sub-advisory fee paid to each Sub-Adviser with respect to the various services provided by the Adviser and the Sub-Adviser.  The Board also noted that the Adviser negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisers at arm’s-length.  The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:
Touchstone Active Bond Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Ares Credit Opportunities Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Dividend Equity Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone High Yield Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Mid Cap Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Mid Cap Value Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Sands Capital International Growth Equity Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.

Other Items (Unaudited) (Continued)
Touchstone Sands Capital Select Growth Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Small Cap Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Small Cap Value Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Ultra Short Duration Fixed Income Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone US Quality Bond Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended September 30, 2025, as applicable, and as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies.  The Board also noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Adviser.  The Board also was mindful of the Adviser’s ongoing monitoring of each Sub-Adviser’s performance and the measures undertaken by the Adviser to address any underperformance.
Conclusion.  In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Adviser is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered; and (e) the Sub-Adviser’s investment strategies are appropriate for pursuing the investment goals of each Fund.  Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

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Touchstone Investments
Distributor
Touchstone Securities, LLC*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 534467
Pittsburgh, PA 15253-4467
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-TFGT-SR-NCSR-2603

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Funds Group Trust

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	5/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	5/29/2026

By (Signature and Title)	/s/ Terri A. Lucas
Terri A. Lucas, Controller and Treasurer
(principal financial officer)

Date:	5/29/2026